MainStay Candriam Emerging Markets Debt Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 96.4% †
Corporate Bonds 25.3%
Armenia 0.4%
Republic of Armenia International Bond Series Reg S 3.95%, due 9/26/29		$500,000	$504,862

Azerbaijan 1.7%
State Oil Co. of The Azerbaijan Republic Series Reg S 6.95%, due 3/18/30		2,000,000	2,473,120

Brazil 4.4%
Braskem Netherlands Finance B.V.
Series Reg S 4.50%, due 1/10/28		1,000,000	1,017,305
Series Reg S 4.50%, due 1/31/30		900,000	904,680
Series Reg S 5.875%, due 1/31/50		350,000	362,947
Petrobras Global Finance B.V.
7.25%, due 3/17/44		500,000	632,005
7.375%, due 1/17/27		1,000,000	1,242,350
Rede D'or Finance S.A.R.L. Series Reg S 4.50%, due 1/22/30		1,000,000	1,006,000
Rumo Luxembourg S.A.R.L. Series Reg S 5.875%, due 1/18/25		1,000,000	1,075,000
			6,240,287
Canada 0.5%
Petroleos Mexicanos
Series Reg S 5.95%, due 1/28/31		350,000	355,163
Series Reg S 6.95%, due 1/28/60		300,000	304,059
			659,222
Cayman Islands 0.5%
Bioceanico Sovereign Certificate, Ltd. Series Reg S (zero coupon), due 6/5/34		1,000,000	704,000

Chile 3.4%
Corp. Nacional del Cobre de Chile
Series Reg S 3.70%, due 1/30/50 (a)		1,800,000	1,799,425
Series Reg S 4.25%, due 7/17/42		1,500,000	1,627,031
Latam Finance, Ltd. Series Reg S 7.00%, due 3/1/26		1,000,000	1,090,000
Sociedad Quimica y Minera de Chile S.A. Series Reg S 4.25%, due 1/22/50		250,000	250,325
			4,766,781
India 0.3%
Vedanta Resources, Ltd. 6.125%, due 8/9/24 (b)		500,000	442,001

Indonesia 2.8%
Pertamina Persero PT
Series Reg S 3.10%, due 1/21/30		500,000	500,761
Series Reg S 4.175%, due 1/21/50		600,000	597,895
5.625%, due 5/20/43 (b)		2,500,000	2,937,546
			4,036,202
Kazakhstan 4.1%
KazMunayGas National Co. JSC
5.375%, due 4/24/30 (b)		2,000,000	2,374,600
Series Reg S 5.75%, due 4/19/47		1,000,000	1,239,840
6.375%, due 10/24/48 (b)		1,000,000	1,334,744
Series Reg S 6.375%, due 10/24/48		600,000	800,846
			5,750,030
Mexico 4.8%
Grupo Televisa S.A.B. 4.625%, due 1/30/26		1,250,000	1,375,613
Minera Mexico, S.A. de C.V. Series Reg S 4.50%, due 1/26/50		400,000	415,320
Petroleos Mexicanos
6.50%, due 3/13/27		2,000,000	2,168,340
6.75%, due 9/21/47		1,385,000	1,401,620
Series Reg S 6.84%, due 1/23/30		800,000	866,800
Series Reg S 7.69%, due 1/23/50		500,000	549,300
			6,776,993
Peru 2.0%
Corp. Financiera de Desarrollo S.A. Series Reg S 4.75%, due 7/15/25		2,000,000	2,205,000
Southern Copper Corp. 5.875%, due 4/23/45		500,000	638,172
			2,843,172
Venezuela 0.4%
Petroleos de Venezuela S.A. (c)(d)(e)
Series Reg S 5.375%, due 4/12/27		3,000,000	240,000
Series Reg S 6.00%, due 5/16/24		2,500,000	200,000
Series Reg S 6.00%, due 11/15/26		2,500,000	200,000
			640,000
Total Corporate Bonds (Cost $34,679,716)			35,836,670

Foreign Government Bonds 71.1%
Angola 2.6%
Angolan Government International Bond
Series Reg S 8.00%, due 11/26/29		950,000	1,004,169
Series Reg S 9.125%, due 11/26/49		500,000	527,065
Series Reg S 9.375%, due 5/8/48		1,000,000	1,083,168
9.375%, due 5/8/48 (b)		1,000,000	1,083,168
			3,697,570
Argentina 2.3%
Argentine Republic Government International Bond
7.125%, due 7/6/36		1,500,000	648,000
7.625%, due 4/22/46		2,500,000	1,066,250
Provincia de Buenos Aires 7.875%, due 6/15/27 (b)		4,000,000	1,490,000
			3,204,250
Bahamas 0.8%
Bahamas Government International Bond Series Reg S 6.00%, due 11/21/28		1,000,000	1,131,250

Bahrain 1.7%
Bahrain Government International Bond
Series Reg S 5.625%, due 9/30/31		1,050,000	1,118,254
7.50%, due 9/20/47 (b)		1,000,000	1,221,250
			2,339,504
Belarus 1.2%
Republic of Belarus International Bond 7.625%, due 6/29/27 (b)		1,500,000	1,731,105

Brazil 0.7%
Brazilian Government International Bond 4.75%, due 1/14/50		900,000	927,000

Cameroon, United Republic Of 0.6%
Republic of Cameroon International Bond 9.50%, due 11/19/25 (b)		750,000	853,638

Colombia 2.4%
Colombia Government International Bond
3.00%, due 1/30/30		1,350,000	1,361,475
5.20%, due 5/15/49		350,000	440,125
6.125%, due 1/18/41		1,200,000	1,621,728
			3,423,328
Costa Rica 1.1%
Costa Rica Government International Bond Series Reg S 7.00%, due 4/4/44		1,500,000	1,589,250

Croatia 2.0%
Croatia Government International Bond Series Reg S 6.00%, due 1/26/24		2,500,000	2,873,000

Dominican Republic 2.4%
Dominican Republic International Bond
Series Reg S 4.50%, due 1/30/30		600,000	599,400
Series Reg S 5.875%, due 1/30/60		400,000	399,800
Series Reg S 5.95%, due 1/25/27		2,250,000	2,470,500
			3,469,700
Ecuador 4.4%
Ecuador Government International Bond
Series Reg S 7.875%, due 3/27/25		1,600,000	1,368,000
Series Reg S 7.875%, due 1/23/28		1,200,000	975,012
Series Reg S 9.50%, due 3/27/30		3,000,000	2,572,500
Series Reg S 10.75%, due 1/31/29		1,500,000	1,361,250
			6,276,762
Egypt 5.3%
Egypt Government Bond 15.70%, due 11/7/27	EGP	31,000,000	2,131,336
Egypt Government International Bond
Series Reg S 6.875%, due 4/30/40		$2,000,000	2,042,912
Series Reg S 7.903%, due 2/21/48		1,000,000	1,080,000
Series Reg S 8.70%, due 3/1/49		2,000,000	2,303,588
			7,557,836
El Salvador 1.6%
El Salvador Government International Bond
Series Reg S 7.125%, due 1/20/50		1,000,000	1,094,500
Series Reg S 7.625%, due 2/1/41		1,000,000	1,162,500
			2,257,000
Gabon 1.0%
Gabon Government International Bond Series Reg S 6.375%, due 12/12/24		790,849	849,136
Republic Of Gabon Series Reg S 6.625%, due 2/6/31		600,000	603,724
			1,452,860
Ghana 3.7%
Ghana Government International Bond
Series Reg S 7.875%, due 8/7/23		4,000,000	4,468,400
Series Reg S 8.627%, due 6/16/49		750,000	750,961
			5,219,361
Indonesia 2.7%
Indonesia Government International Bond 5.125%, due 1/15/45 (b)		2,000,000	2,444,597
Indonesia Treasury Bond 6.125%, due 5/15/28	IDR	20,000,000,000	1,410,472
			3,855,069
Iraq 1.6%
Iraq International Bond
Series Reg S 5.80%, due 1/15/28		$500,000	480,295
Series Reg S 6.752%, due 3/9/23		1,700,000	1,715,164
			2,195,459
Ivory Coast 1.5%
Ivory Coast Government International Bond
6.125%, due 6/15/33 (b)		1,000,000	1,024,760
Series Reg S 6.375%, due 3/3/28		1,000,000	1,078,864
			2,103,624
Jamaica 1.0%
Jamaica Government International Bond 7.875%, due 7/28/45		1,000,000	1,365,000

Kenya 1.5%
Kenya Government International Bond
7.25%, due 2/28/28 (b)		1,000,000	1,079,472
Series Reg S 8.00%, due 5/22/32		1,000,000	1,087,958
			2,167,430
Mexico 0.5%
Mexico Government International Bond 3.25%, due 4/16/30		650,000	661,375

Namibia 0.7%
Namibia International Bonds Series Reg S 5.25%, due 10/29/25		1,000,000	1,049,422

Nigeria 2.7%
Nigeria Government International Bond
6.50%, due 11/28/27 (b)		2,250,000	2,314,125
Series Reg S 7.875%, due 2/16/32		1,500,000	1,568,250
			3,882,375
Pakistan 0.8%
Pakistan Government International Bond 8.25%, due 9/30/25 (b)		1,000,000	1,132,386

Panama 1.6%
Panama Government International Bond 3.87%, due 7/23/60		2,000,000	2,265,000

Paraguay 1.5%
Paraguay Government International Bond
Series Reg S 5.40%, due 3/30/50		250,000	293,125
6.10%, due 8/11/44 (b)		1,500,000	1,878,000
			2,171,125
Poland 0.9%
Republic of Poland Government Bond 2.50%, due 7/25/26	PLN	5,000,000	1,326,129

Qatar 2.3%
Qatar Government International Bond
Series Reg S 4.817%, due 3/14/49		$1,500,000	1,910,625
Series Reg S 5.103%, due 4/23/48		1,000,000	1,322,220
			3,232,845
Romania 1.7%
Romanian Government International Bond Series Reg S 5.125%, due 6/15/48		2,000,000	2,378,000

Senegal 0.8%
Senegal Government International Bond Series Reg S 6.25%, due 7/30/24		1,000,000	1,109,274

South Africa 2.0%
Republic of South Africa Government International Bond
5.75%, due 9/30/49		1,250,000	1,229,638
6.25%, due 3/8/41		1,500,000	1,631,295
			2,860,933
Sri Lanka 1.4%
Sri Lanka Government International Bond
Series Reg S 6.75%, due 4/18/28		600,000	578,969
Series Reg S 7.55%, due 3/28/30		890,000	881,823
Series Reg S 7.85%, due 3/14/29		500,000	507,480
			1,968,272
Tajikistan 0.9%
Republic of Tajikistan International Bond Series Reg S 7.125%, due 9/14/27		1,500,000	1,308,750

Turkey 3.1%
Turkey Government International Bond
5.60%, due 11/14/24		1,000,000	1,052,800
6.00%, due 1/14/41		500,000	504,500
6.875%, due 3/17/36		1,500,000	1,665,000
7.625%, due 4/26/29		1,000,000	1,162,100
			4,384,400
Ukraine 2.9%
Ukraine Government International Bond
Series Reg S (zero coupon), due 5/31/40 (f)		1,000,000	991,250
Series Reg S 4.375%, due 1/27/30	EUR	800,000	880,035
Series Reg S 7.375%, due 9/25/32		$1,000,000	1,105,000
Series Reg S 7.75%, due 9/1/26		500,000	566,250
Series Reg S 7.75%, due 9/1/27		500,000	566,110
			4,108,645
United Arab Emirates 3.3%
Abu Dhabi Government International Bond
Series Reg S 2.50%, due 9/30/29		2,400,000	2,433,360
Series Reg S 3.125%, due 9/30/49		2,200,000	2,198,632
			4,631,992
Uruguay 1.1%
Uruguay Government International Bond 7.625%, due 3/21/36		1,000,000	1,537,500

Uzbekistan 0.4%
Republic of Uzbekistan Bond 5.375%, due 2/20/29 (b)		500,000	557,790

Venezuela 0.4%
Bollivarian Republic of Venezuela Series Reg S 9.25%, due 5/7/28 (c)(d)(e)		4,095,000	501,638

Total Foreign Government Bonds (Cost $102,543,043)			100,757,847

Total Long-Term Bonds (Cost $137,222,759)			136,594,517

Short-Term Investments 2.1%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 1.40% (g)		1,286,475	1,286,475

Unaffiliated Investment Company 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (g)(h)		1,786,400	1,786,400

Total Short-Term Investments (Cost $3,072,875)			3,072,875

Total Investments (Cost $140,295,634)		98.5%	139,667,392
Other Assets, Less Liabilities		1.5	2,073,181
Net Assets		100.0%	$141,740,573

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $1,759,449. The Fund received cash collateral with a value of $1,786,400.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Issue in non-accrual status.
(d)	Illiquid security - As of January 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $1,141,638, which represented 0.8% of the Fund's net assets.
(e)	Issue in default.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2020.
(g)	Current yield as of January 31, 2020.
(h)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

EGP	—Egyptian Pound
EUR	—Euro
IDR	—Indonesian Rupiah
PLN	—Polish Zloty

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$35,836,670	$—	$35,836,670
Foreign Government Bonds	—	100,757,847	—	100,757,847
Total Long-Term Bonds	—	136,594,517	—	136,594,517
Short-Term Investments
Affiliated Investment Company	1,286,475	—	—	1,286,475
Unaffiliated Investment Company	1,786,400	—	—	1,786,400
Total Short-Term Investments	3,072,875	—	—	3,072,875
Total Investments in Securities	$3,072,875	$136,594,517	$—	$139,667,392

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Income Builder Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 54.7% †
Asset-Backed Securities 1.6%
Auto Floor Plan Asset-Backed Securities 0.4%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$2,315,000	$2,618,627
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 2.291% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		2,895,000	2,900,339
			5,518,966
Automobile Asset-Backed Securities 0.6%
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A 2.33%, due 8/20/26 (a)		1,270,000	1,283,849
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		1,725,000	1,744,106
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		975,000	994,233
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)		1,145,000	1,186,095
Volkswagen Auto Lease Trust Series 2019-A, Class A3 1.99%, due 11/21/22		2,480,000	2,493,883
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		1,695,000	1,731,200
			9,433,366
Credit Cards 0.1%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		1,740,000	1,761,788

Home Equity 0.0% ‡
Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)		53,718	54,570
Equity One Mortgage Pass-Through Trust Series 2003-3, Class AF4 5.495%, due 12/25/33 (c)		115,796	116,940
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.761% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		389,264	268,314
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 1.711% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		581,998	266,456
			706,280
Other Asset-Backed Securities 0.5%
American Tower Trust I Series 2013, Class 2A 3.07%, due 3/15/48 (a)		2,160,000	2,210,440
DLL Securitization Trust Series 2019-MT3, Class A3 2.08%, due 2/21/23 (a)		2,850,000	2,859,826
MVW Owner Trust Series 2019-2A, Class A 2.22%, due 10/20/38 (a)		2,133,689	2,143,738
			7,214,004
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 2.23% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		83,109	82,918

Total Asset-Backed Securities (Cost $24,344,777)			24,717,322

Corporate Bonds 29.3%
Aerospace & Defense 0.2%
L3Harris Technologies, Inc. 4.40%, due 6/15/28		2,215,000	2,532,108

Agriculture 0.3%
Altria Group, Inc. 3.80%, due 2/14/24		3,260,000	3,469,142
JBS Investments II GmbH 7.00%, due 1/15/26 (Austria) (a)		1,170,000	1,273,557
			4,742,699
Airlines 0.7%
American Airlines Group, Inc. 4.625%, due 3/1/20 (a)		3,700,000	3,703,700
American Airlines, Inc.
Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		581,060	618,845
Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		834,235	900,662
Series 2016-2, Class AA, Pass Through Trust 3.65%, due 12/15/29		205,080	219,329
Delta Air Lines, Inc. Series 2019-1, Class AA 3.204%, due 10/25/25		2,355,000	2,487,922
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		1,436,227	1,615,618
Series 2010-1, Class A 6.25%, due 10/22/24		676,871	738,304
United Airlines, Inc. Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,166,884	1,244,048
			11,528,428
Auto Manufacturers 0.8%
Daimler Finance North America LLC 2.301% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)		2,400,000	2,407,522
Ford Motor Credit Co. LLC
3.35%, due 11/1/22		820,000	832,062
4.063%, due 11/1/24		1,935,000	1,996,973
4.25%, due 9/20/22		655,000	679,994
5.875%, due 8/2/21		350,000	367,347
General Motors Financial Co., Inc.
3.15%, due 6/30/22		900,000	920,901
3.20%, due 7/13/20		1,800,000	1,807,826
3.45%, due 4/10/22		3,800,000	3,893,837
			12,906,462
Banks 7.2%
Bank of America Corp.
2.738%, due 1/23/22 (d)		3,260,000	3,289,841
3.004%, due 12/20/23 (d)		1,794,000	1,847,879
3.194%, due 7/23/30 (d)		1,425,000	1,512,397
3.458%, due 3/15/25 (d)		1,700,000	1,799,330
3.499%, due 5/17/22 (d)		4,490,000	4,591,060
4.20%, due 8/26/24		2,615,000	2,844,518
4.30%, due 1/28/25 (d)(e)		2,250,000	2,250,000
6.30%, due 3/10/26 (d)(e)		2,085,000	2,427,711
8.57%, due 11/15/24		485,000	618,669
Barclays Bank PLC 5.14%, due 10/14/20 (United Kingdom)		785,000	802,084
BNP Paribas S.A. 3.052%, due 1/13/31 (France) (a)(d)		2,400,000	2,466,425
Citibank N.A.
2.125%, due 10/20/20		4,590,000	4,601,219
3.40%, due 7/23/21		3,585,000	3,670,081
Citigroup, Inc.
3.352%, due 4/24/25 (d)		2,565,000	2,699,132
3.668%, due 7/24/28 (d)		1,180,000	1,280,772
3.98%, due 3/20/30 (d)		2,370,000	2,648,863
4.05%, due 7/30/22		105,000	110,327
5.30%, due 5/6/44		1,200,000	1,577,613
6.625%, due 6/15/32		770,000	1,062,466
6.875%, due 6/1/25		1,715,000	2,082,467
Citizens Financial Group, Inc. 4.30%, due 12/3/25		3,405,000	3,743,172
Credit Suisse Group A.G. 2.593%, due 9/11/25 (Switzerland) (a)(d)		900,000	914,753
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (d)		880,000	898,600
2.908%, due 6/5/23 (d)		800,000	817,736
3.08% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		2,245,000	2,284,539
3.50%, due 11/16/26		1,085,000	1,159,092
5.25%, due 7/27/21		805,000	845,855
6.75%, due 10/1/37		829,000	1,184,406
HSBC Holdings PLC 3.973%, due 5/22/30 (United Kingdom) (d)		1,190,000	1,308,743
Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,535,000	3,587,412
JPMorgan Chase & Co. (d)
3.207%, due 4/1/23		3,915,000	4,030,066
3.54%, due 5/1/28		2,970,000	3,215,650
4.60%, due 2/1/25 (e)		1,500,000	1,528,800
Lloyds Banking Group PLC (United Kingdom)
4.582%, due 12/10/25		1,633,000	1,795,385
4.65%, due 3/24/26		3,090,000	3,408,370
Morgan Stanley
3.125%, due 1/23/23		4,435,000	4,601,755
3.875%, due 1/27/26		465,000	509,257
4.875%, due 11/1/22		1,125,000	1,213,044
5.00%, due 11/24/25		2,855,000	3,264,486
5.441% (3 Month LIBOR + 3.61%), due 4/15/20 (b)(e)		1,890,000	1,899,450
7.25%, due 4/1/32		3,490,000	5,138,355
PNC Bank N.A. 2.55%, due 12/9/21		2,185,000	2,220,713
PNC Financial Services Group, Inc. 2.55%, due 1/22/30		1,980,000	2,023,175
Royal Bank of Scotland Group PLC 6.00%, due 12/19/23 (United Kingdom)		190,000	213,776
Santander Holdings USA, Inc. 2.65%, due 4/17/20		3,875,000	3,879,070
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		1,900,000	1,928,429
U.S. Bank N.A. 2.185% (3 Month LIBOR + 0.29%), due 5/21/21 (b)		2,655,000	2,656,656
Wachovia Corp. 5.50%, due 8/1/35		315,000	418,096
Wells Fargo & Co.
2.406%, due 10/30/25 (d)		4,165,000	4,229,751
4.90%, due 11/17/45		55,000	69,162
Wells Fargo Bank N.A.
2.60%, due 1/15/21		2,595,000	2,617,127
3.55%, due 8/14/23		1,815,000	1,920,026
5.85%, due 2/1/37		140,000	194,349
			113,902,110
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25		635,000	700,370
4.75%, due 1/23/29		1,275,000	1,508,721
			2,209,091
Biotechnology 0.2%
Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,640,577

Building Materials 0.5%
Cemex S.A.B. de C.V. 3.125%, due 3/19/26 (Mexico) (a)	EUR	4,255,000	4,927,963
Standard Industries, Inc. 5.375%, due 11/15/24 (a)		$2,580,000	2,650,950
			7,578,913
Chemicals 0.5%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (France) (a)		1,725,000	1,725,822
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (a)		2,135,000	2,171,946
Huntsman International LLC 4.50%, due 5/1/29		1,862,000	2,028,581
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (a)		1,800,000	1,888,200
			7,814,549
Commercial Services 0.7%
Ashtead Capital, Inc. 4.00%, due 5/1/28 (United Kingdom) (a)		935,000	958,375
California Institute of Technology 3.65%, due 9/1/19		1,913,000	2,070,877
Cintas Corp. No 2 3.70%, due 4/1/27		2,740,000	3,037,805
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		1,805,000	1,885,684
PayPal Holdings, Inc. 2.40%, due 10/1/24		2,780,000	2,834,027
			10,786,768
Computers 0.5%
Apple, Inc. 2.75%, due 1/13/25		1,990,000	2,083,065
Dell International LLC / EMC Corp. (a)
4.90%, due 10/1/26		1,749,000	1,947,087
5.30%, due 10/1/29		810,000	932,351
International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,613,907
			7,576,410
Distribution & Wholesale 0.1%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		1,610,000	1,694,525

Diversified Financial Services 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.45%, due 12/16/21		1,465,000	1,527,233
4.625%, due 10/30/20		4,265,000	4,346,941
Air Lease Corp.
2.30%, due 2/1/25		2,990,000	2,992,887
2.75%, due 1/15/23		1,850,000	1,885,342
3.50%, due 1/15/22		890,000	917,060
4.25%, due 9/15/24		1,185,000	1,280,978
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		1,650,000	1,754,156
Ally Financial, Inc.
3.875%, due 5/21/24		810,000	854,210
8.00%, due 11/1/31		2,245,000	3,154,225
Avolon Holdings Funding, Ltd. 2.875%, due 2/15/25 (Ireland) (a)		2,720,000	2,743,881
Capital One Financial Corp. 4.20%, due 10/29/25		435,000	475,128
Caterpillar Financial Services Corp. 2.90%, due 3/15/21		4,990,000	5,059,622
Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,563,819
Springleaf Finance Corp. 6.125%, due 3/15/24		540,000	585,900
			29,141,382
Electric 1.2%
CMS Energy Corp. 5.05%, due 3/15/22		1,220,000	1,289,259
Connecticut Light & Power Co. 4.00%, due 4/1/48		1,145,000	1,365,947
Duquesne Light Holdings, Inc. (a)
3.616%, due 8/1/27		2,265,000	2,328,246
6.40%, due 9/15/20		2,590,000	2,658,207
Entergy Louisiana LLC 4.00%, due 3/15/33		2,200,000	2,582,252
Evergy, Inc. 5.292%, due 6/15/22 (c)		1,130,000	1,204,962
Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,235,000	2,376,316
Puget Energy, Inc. 5.625%, due 7/15/22		815,000	876,377
Southern California Edison Co.
3.70%, due 8/1/25		870,000	946,931
4.00%, due 4/1/47		1,320,000	1,475,817
WEC Energy Group, Inc. 4.022% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,095,000	1,018,612
			18,122,926
Environmental Controls 0.3%
Republic Services, Inc. 4.75%, due 5/15/23		1,615,000	1,753,922
Waste Management, Inc. 2.40%, due 5/15/23		2,275,000	2,321,576
			4,075,498
Food 0.9%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,230,000	1,328,400
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (Ireland) (a)		2,899,000	2,996,433
Mondelez International Holdings Netherlands B.V. 2.125%, due 9/19/22 (Netherlands) (a)		2,690,000	2,710,821
Nestle Holdings, Inc. 3.10%, due 9/24/21 (a)		2,975,000	3,046,635
Smithfield Foods, Inc. 3.35%, due 2/1/22 (a)		1,575,000	1,588,087
Tyson Foods, Inc. 3.95%, due 8/15/24		2,255,000	2,444,378
			14,114,754
Gas 0.1%
Southern California Gas Co. 4.30%, due 1/15/49		845,000	1,045,856

Health Care - Products 0.3%
Becton Dickinson & Co. 4.669%, due 6/6/47		1,635,000	2,055,940
Stryker Corp. 2.625%, due 3/15/21		3,395,000	3,426,753
			5,482,693
Health Care - Services 0.3%
Cigna Holding Co. 4.375%, due 12/15/20		270,000	274,161
Laboratory Corp. of America Holdings 2.30%, due 12/1/24		3,040,000	3,081,217
NYU Langone Hospitals 3.38%, due 7/1/55		1,550,000	1,589,200
			4,944,578
Holding Company - Diversified 0.2%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (a)		2,620,000	2,754,570

Home Builders 0.3%
Lennar Corp. 5.875%, due 11/15/24		1,345,000	1,514,806
MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,750,000
			4,264,806
Insurance 1.9%
Equitable Holdings, Inc. 5.00%, due 4/20/48		2,305,000	2,651,398
Jackson National Life Global Funding 2.368% (3 Month LIBOR + 0.48%), due 6/11/21 (a)(b)		3,660,000	3,679,443
Liberty Mutual Group, Inc. 4.25%, due 6/15/23 (a)		850,000	910,878
Lincoln National Corp. 3.625%, due 12/12/26		3,400,000	3,663,494
MassMutual Global Funding II (a)
2.50%, due 10/17/22		3,347,000	3,418,147
2.95%, due 1/11/25		1,105,000	1,155,590
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		940,000	1,017,323
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		4,070,000	4,111,758
Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,614,514
Prudential Financial, Inc. 5.625%, due 6/15/43 (d)		1,405,000	1,519,466
Reliance Standard Life Global Funding II 2.50%, due 10/30/24 (United Kingdom) (a)		2,420,000	2,461,103
Voya Financial, Inc. 3.65%, due 6/15/26		690,000	746,645
Willis North America, Inc. 2.95%, due 9/15/29		1,735,000	1,770,947
			29,720,706
Internet 0.5%
Expedia Group, Inc.
3.25%, due 2/15/30 (a)		3,165,000	3,111,086
3.80%, due 2/15/28		440,000	456,375
5.00%, due 2/15/26		60,000	67,034
Tencent Holdings, Ltd. (China) (a)
3.595%, due 1/19/28		1,475,000	1,572,857
3.925%, due 1/19/38		1,910,000	2,142,307
Weibo Corp. 3.50%, due 7/5/24		1,190,000	1,230,812
			8,580,471
Iron & Steel 0.3%
ArcelorMittal S.A. 4.55%, due 3/11/26 (Luxembourg)		2,040,000	2,199,196
Vale Overseas, Ltd. (Brazil)
6.25%, due 8/10/26		1,115,000	1,316,257
6.875%, due 11/21/36		864,000	1,134,000
			4,649,453
Leisure Time 0.1%
NCL Corp., Ltd. 3.625%, due 12/15/24 (a)		1,890,000	1,875,825

Lodging 0.4%
Hilton Domestic Operating Co., Inc. 4.875%, due 1/15/30		625,000	660,938
Las Vegas Sands Corp. 3.20%, due 8/8/24		1,415,000	1,460,749
Marriott International, Inc. 2.30%, due 1/15/22		2,450,000	2,469,548
Sands China, Ltd. (Macao)
4.60%, due 8/8/23		810,000	857,296
5.125%, due 8/8/25		1,310,000	1,448,205
			6,896,736
Machinery - Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24		1,435,000	1,534,641
4.875%, due 4/1/21		3,945,000	4,053,724
John Deere Capital Corp. 3.65%, due 10/12/23		610,000	652,662
			6,241,027
Media 1.1%
Comcast Corp.
3.25%, due 11/1/39		1,665,000	1,769,312
3.45%, due 10/1/21		5,085,000	5,234,944
4.70%, due 10/15/48		1,410,000	1,811,022
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(f)		3,355,000	3,136,925
Grupo Televisa S.A.B. 5.25%, due 5/24/49 (Mexico)		1,230,000	1,432,907
Sky, Ltd. 3.75%, due 9/16/24 (United Kingdom) (a)		950,000	1,029,737
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	947,263
UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (a)		2,050,000	2,099,241
			17,461,351
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp. 3.25%, due 6/15/25		4,040,000	4,323,222

Mining 0.2%
Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (a)		1,295,000	1,447,669
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (Chile) (a)		1,580,000	1,601,235
			3,048,904
Miscellaneous - Manufacturing 0.2%
Textron Financial Corp. 3.645% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,540,000	2,885,100

Oil & Gas 0.5%
Cenovus Energy, Inc. 4.25%, due 4/15/27 (Canada)		955,000	1,019,214
Gazprom PJSC Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (a)		2,065,000	2,980,043
Marathon Petroleum Corp. 5.125%, due 12/15/26		1,260,000	1,450,612
Valero Energy Corp.
4.00%, due 4/1/29		1,435,000	1,552,497
6.625%, due 6/15/37		1,050,000	1,417,281
			8,419,647
Packaging & Containers 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (New Zealand)
5.125%, due 7/15/23 (a)		2,700,000	2,755,377
5.75%, due 10/15/20		1,938,215	1,942,673
			4,698,050
Pharmaceuticals 0.8%
AbbVie, Inc. 4.05%, due 11/21/39 (a)		2,780,000	3,024,870
Allergan Funding SCS 3.45%, due 3/15/22		2,715,000	2,794,801
Bausch Health Cos., Inc. 5.75%, due 8/15/27 (a)		1,075,000	1,150,142
Bristol-Myers Squibb Co. (a)
3.40%, due 7/26/29		1,770,000	1,939,421
3.625%, due 5/15/24		3,600,000	3,848,743
			12,757,977
Pipelines 0.8%
Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		2,995,000	3,005,482
Enterprise Products Operating LLC
3.125%, due 7/31/29		1,595,000	1,652,775
3.95%, due 1/31/60		1,460,000	1,479,947
4.20%, due 1/31/50		405,000	436,190
MPLX, L.P. 4.875%, due 6/1/25		100,000	110,791
Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (a)		880,000	1,029,039
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,910,245
Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		2,340,000	2,589,955
Western Midstream Operating L.P. 5.25%, due 2/1/50		860,000	815,361
			13,029,785
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31		1,290,000	1,392,002
American Tower Corp. 3.375%, due 10/15/26		2,945,000	3,128,460
Crown Castle International Corp.
3.40%, due 2/15/21		2,080,000	2,109,358
5.25%, due 1/15/23		3,510,000	3,838,836
Digital Realty Trust, L.P.
2.75%, due 2/1/23		140,000	142,914
3.60%, due 7/1/29		2,985,000	3,197,221
3.70%, due 8/15/27		500,000	542,843
Equinix, Inc. 2.625%, due 11/18/24		1,820,000	1,839,456
GLP Capital, L.P. / GLP Financing II, Inc. 3.35%, due 9/1/24		1,280,000	1,324,941
Kilroy Realty, L.P. 3.45%, due 12/15/24		2,060,000	2,180,424
			19,696,455
Retail 0.8%
Alimentation Couche-Tard, Inc. 3.55%, due 7/26/27 (Canada) (a)		2,700,000	2,875,777
CVS Health Corp.
4.00%, due 12/5/23		3,725,000	3,981,034
4.78%, due 3/25/38		1,110,000	1,294,716
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)		134,772	145,673
McDonald's Corp. 3.35%, due 4/1/23		2,875,000	3,011,843
Starbucks Corp. 4.45%, due 8/15/49		1,305,000	1,545,551
			12,854,594
Semiconductors 0.3%
Broadcom, Inc. 3.125%, due 10/15/22 (a)		2,405,000	2,465,998
NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (a)		1,610,000	1,704,418
			4,170,416
Software 0.3%
Fiserv, Inc.
2.75%, due 7/1/24		825,000	850,303
3.20%, due 7/1/26		525,000	554,276
salesforce.com, Inc.
3.25%, due 4/11/23		1,300,000	1,363,759
3.70%, due 4/11/28		1,915,000	2,141,253
			4,909,591
Telecommunications 1.4%
AT&T, Inc.
4.35%, due 3/1/29		795,000	896,715
4.90%, due 8/15/37		1,840,000	2,187,494
CommScope Technologies LLC 6.00%, due 6/15/25 (a)		850,000	813,875
CommScope, Inc. 5.00%, due 6/15/21 (a)		713,000	713,000
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		2,680,000	3,014,691
Level 3 Financing, Inc. 3.40%, due 3/1/27 (a)		2,545,000	2,614,478
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		4,170,000	4,404,562
Telefonica Emisiones SAU (Spain)
5.134%, due 4/27/20		2,425,000	2,442,969
5.462%, due 2/16/21		395,000	409,642
Verizon Communications, Inc. 3.01% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		2,705,000	2,784,311
Vodafone Group PLC 4.25%, due 9/17/50 (United Kingdom)		865,000	939,851
			21,221,588
Toys, Games & Hobbies 0.1%
Hasbro, Inc. 2.60%, due 11/19/22		1,230,000	1,250,186

Transportation 0.0% ‡
XPO Logistics, Inc. 6.50%, due 6/15/22 (a)		761,000	774,317

Total Corporate Bonds (Cost $437,942,637)			460,325,104

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	1,186,000	1,734,201

Total Foreign Bonds (Cost $1,896,845)			1,734,201

Foreign Government Bonds 0.5%
Brazil 0.2%
Brazilian Government International Bond 4.625%, due 1/13/28 (Brazil)		$2,913,000	3,213,068

Mexico 0.3%
Mexico Government International Bond 3.25%, due 4/16/30 (Mexico)		4,435,000	4,512,613

Total Foreign Government Bonds (Cost $7,537,995)			7,725,681

Loan Assignments 1.0% (b)
Buildings & Real Estate 0.1%
Realogy Group LLC 2018 Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 2/8/25		2,169,466	2,144,155

Containers, Packaging & Glass 0.2%
BWAY Holding Co. 2017 Term Loan B 5.084% (3 Month LIBOR + 3.25%), due 4/3/24		3,156,905	3,130,267

Environmental Controls 0.3%
Advanced Disposal Services, Inc. Term Loan B3 3.826% (1 Week LIBOR + 2.25%), due 11/10/23		4,211,193	4,219,380

Finance 0.2%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 5/9/25		3,147,013	3,136,785

Household Products & Wares 0.1%
Prestige Brands, Inc. Term Loan B4 3.645% (1 Month LIBOR + 2.00%), due 1/26/24		1,185,022	1,191,794

Telecommunications 0.1%
Level 3 Financing, Inc. 2019 Term Loan B 3.395% (1 Month LIBOR + 1.75%), due 3/1/27		2,142,032	2,139,354

Total Loan Assignments (Cost $15,872,902)			15,961,735

Mortgage-Backed Securities 8.6%
Agency (Collateralized Mortgage Obligations) 5.4%
Federal Home Loan Mortgage Corporation
REMIC Series 4691, Class HA 2.50%, due 6/15/40		2,160,909	2,200,110
REMIC, Series 4900, Class BE 3.00%, due 3/25/49		2,393,806	2,480,516
REMIC, Series 4911, Class MB 3.00%, due 9/25/49		3,962,925	4,094,626
REMIC, Series 4926, Class BP 3.00%, due 10/25/49		4,420,000	4,634,636
REMIC Series 4818, Class BD 3.50%, due 3/15/45		2,229,142	2,306,866
REMIC Series 4884, Class BA 3.50%, due 6/15/48		1,812,039	1,878,102
REMIC Series 4888, Class BA 3.50%, due 9/15/48		1,566,908	1,635,609
REMIC Series 4877, Class AT 3.50%, due 11/15/48		2,301,956	2,451,626
REMIC Series 4877, Class BE 3.50%, due 11/15/48		3,287,810	3,453,782
4.00%, due 2/1/50		4,355,000	4,665,804
Federal National Mortgage Association
REMIC Series 2013-77, Class CY 3.00%, due 7/25/43		1,902,000	2,000,803
Series 2019-25, Class PA 3.00%, due 5/25/48		1,901,766	1,967,770
Series 2019-13, Class PE 3.00%, due 3/25/49		2,403,409	2,468,294
REMIC, Series 2019-58, Class LP 3.00%, due 10/25/49		4,551,000	4,731,574
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49		3,396,893	3,599,353
REMIC, Series 2010-10, Class DA 3.50%, due 2/1/50 (g)		3,000,000	3,201,300
REMIC, Series 2019-74, Class BA 3.50%, due 12/25/59		3,356,776	3,562,734
Government National Mortgage Association
Series 2017-123, Class AB 2.50%, due 1/20/47		1,835,650	1,852,442
Series 2014-91, Class MA 3.00%, due 1/16/40		2,002,712	2,083,683
Series 2018-127, Class PB 3.00%, due 9/20/47		5,010,343	5,134,898
REMIC Series 2019-29, Class AP 3.00%, due 10/20/48		3,298,189	3,366,853
Series 2019-29, Class CB 3.00%, due 10/20/48		2,049,573	2,088,859
Series 2019-52, Class JL 3.00%, due 11/20/48		1,949,523	1,992,490
Series 2019-59, Class KA 3.00%, due 12/20/48		3,365,243	3,489,172
Series 2019-43, Class PL 3.00%, due 4/20/49		4,293,531	4,417,363
Series 2019-74, Class AT 3.00%, due 6/20/49		2,434,224	2,513,794
Series 2013-149, Class BA 3.25%, due 8/16/41		6,056,247	6,374,577
			84,647,636
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.8%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52		2,970,000	3,130,102
Series 2019-BN19, Class A2 2.926%, due 8/15/61		2,865,000	3,042,475
Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.891% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		78,445	75,878
Benchmark Mortgage Trust
Series 2019-B14, Class A5 3.049%, due 12/15/62		2,410,000	2,584,223
Series 2019-B12, Class A5 3.116%, due 8/15/52		2,852,000	3,060,459
BX Commercial Mortgage Trust (a)
Series 2019-0C11, Class B 3.605%, due 12/9/41		860,000	930,641
Series 2019-0C11, Class C 3.856%, due 12/9/41		2,410,000	2,606,276
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		1,300,000	1,408,835
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		795,975	813,155
FREMF Mortgage Trust (a)(h)
Series 2013-K33, Class B 3.614%, due 8/25/46		2,701,000	2,830,372
Series 2014-K41, Class B 3.963%, due 11/25/47		870,000	939,248
Series 2013-K35, Class B 4.074%, due 12/25/46		1,735,000	1,840,637
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52		1,175,000	1,250,565
Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,002,000	2,155,872
Hawaii Hotel Trust Series 2019-MAUI, Class A 2.826% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		1,630,000	1,631,532
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		1,935,000	2,089,350
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, due 12/15/46		1,695,000	1,829,820
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		1,195,000	1,281,219
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		3,930,000	4,011,700
Wells Fargo Commercial Mortgage Trust (a)(h)
Series 2018-1745, Class A 3.874%, due 6/15/36		2,640,000	2,928,699
Series 2018-AUS, Class A 4.194%, due 8/17/36		3,000,000	3,384,786
			43,825,844
Whole Loan (Collateralized Mortgage Obligations) 0.4%
Chase Home Lending Mortgage Trust (a)(i)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49		1,359,343	1,387,413
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		1,471,173	1,483,571
JP Morgan Mortgage Trust (a)(i)
Series 2019-2, Class A4 4.00%, due 8/25/49		716,718	722,346
Series 2019-3, Class A3 4.00%, due 9/25/49		952,753	970,022
Series 2019-5, Class A4 4.00%, due 11/25/49		802,135	808,895
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29		1,664,553	1,754,634
			7,126,881
Total Mortgage-Backed Securities (Cost $132,043,571)			135,600,361

Municipal Bonds 0.1%
New York 0.1%
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		1,270,000	1,344,320

Total Municipal Bonds (Cost $1,270,000)			1,344,320

U.S. Government & Federal Agencies 13.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.4%
3.50%, due 1/1/48		10,222,347	10,723,118
3.50%, due 9/1/48		1,234,886	1,277,043
4.00%, due 2/1/49		1,590,074	1,667,474
4.00%, due 3/1/49		4,549,990	4,755,725
4.50%, due 11/1/48		9,160,650	9,829,838
5.00%, due 12/1/44		3,719,547	4,121,558
5.00%, due 12/1/48		4,513,100	4,833,744
			37,208,500
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.5%
2.50%, due 12/1/37		2,897,201	2,965,022
3.50%, due 3/1/37		4,860,661	5,159,311
3.50%, due 2/1/42		3,149,961	3,305,487
3.50%, due 8/1/46		6,764,956	7,171,198
3.50%, due 8/1/48 TBA (j)		9,308,000	9,608,328
4.00%, due 4/1/48		9,356,458	9,842,381
4.00%, due 5/1/48		4,488,648	4,716,217
4.00%, due 9/1/48		6,460,682	6,892,574
4.00%, due 1/1/49		1,561,704	1,669,487
4.00%, due 2/1/49		2,176,062	2,282,511
4.00%, due 2/1/49		1,283,130	1,343,527
4.00%, due 4/1/49		10,727,168	11,210,745
4.50%, due 7/1/48		6,586,671	6,990,725
4.50%, due 1/1/49		7,562,489	8,023,923
5.00%, due 9/1/33		4,524,633	5,018,559
			86,199,995
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
6.50%, due 4/15/29		11	12
6.50%, due 8/15/29		8	9
			21
United States Treasury Bonds 2.4%
2.25%, due 8/15/49		25,000	26,318
2.375%, due 11/15/49		13,180,000	14,251,904
3.00%, due 5/15/45		5,885,000	7,019,012
4.375%, due 11/15/39		9,096,000	12,920,584
4.375%, due 5/15/40		1,235,000	1,758,235
4.50%, due 5/15/38		1,390,000	1,981,130
			37,957,183
United States Treasury Notes 2.3%
1.375%, due 1/31/22		16,885,000	16,899,510
1.50%, due 1/31/25		13,035,000	13,065,042
1.625%, due 1/31/27		3,535,000	3,550,466
1.75%, due 11/15/29		2,180,000	2,225,388
			35,740,406
United States Treasury Inflation - Indexed Notes 0.9% (k)
0.75%, due 7/15/28		4,283,162	4,619,274
0.875%, due 1/15/29		9,590,590	10,453,813
			15,073,087
Total U.S. Government & Federal Agencies (Cost $203,951,416)			212,179,192

Total Long-Term Bonds (Cost $824,860,143)			859,587,916

	Shares
Common Stocks 43.0%
Aerospace & Defense 1.0%
BAE Systems PLC (United Kingdom)	1,254,184	10,456,930
Lockheed Martin Corp.	12,513	5,357,065
		15,813,995
Air Freight & Logistics 0.6%
Deutsche Post A.G., Registered (Germany)	191,358	6,701,020
United Parcel Service, Inc., Class B	33,655	3,483,966
		10,184,986
Auto Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)	49,835	5,803,296

Banks 2.0%
Commonwealth Bank of Australia (Australia)	68,604	3,915,440
Lloyds Banking Group PLC (United Kingdom)	8,600,862	6,449,888
People's United Financial, Inc.	221,561	3,416,471
PNC Financial Services Group, Inc.	24,164	3,589,562
Royal Bank of Canada (Canada)	60,230	4,759,599
Truist Financial Corp.	107,251	5,530,934
Wells Fargo & Co.	84,353	3,959,530
		31,621,424
Beverages 1.0%
Coca-Cola Co.	118,008	6,891,667
Coca-Cola European Partners PLC (United Kingdom)	64,721	3,404,972
PepsiCo., Inc.	37,940	5,388,239
		15,684,878
Biotechnology 0.7%
AbbVie, Inc.	77,918	6,312,916
Amgen, Inc.	21,938	4,739,705
		11,052,621
Capital Markets 0.8%
BlackRock, Inc.	7,611	4,013,661
Lazard, Ltd., Class A	98,061	4,114,639
Macquarie Group, Ltd. (Australia)	50,898	4,932,477
		13,060,777
Chemicals 1.5%
BASF S.E. (Germany)	92,767	6,283,077
Dow, Inc. (l)	141,370	6,512,916
LyondellBasell Industries N.V., Class A	63,676	4,957,813
Nutrien, Ltd. (Canada)	122,323	5,221,969
		22,975,775
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	43

Communications Equipment 0.4%
Cisco Systems, Inc.	138,799	6,380,590

Construction & Engineering 0.3%
Vinci S.A. (France)	37,886	4,210,148

Diversified Telecommunication Services 2.3%
AT&T, Inc.	230,836	8,684,051
BCE, Inc. (Canada)	219,187	10,328,322
TELUS Corp. (Canada)	160,180	6,420,998
Verizon Communications, Inc.	190,280	11,310,243
		36,743,614
Electric Utilities 3.9%
American Electric Power Co., Inc.	60,190	6,273,002
Duke Energy Corp.	119,239	11,641,304
Entergy Corp.	81,721	10,747,946
FirstEnergy Corp.	214,693	10,904,257
Fortis, Inc. (Canada)	93,530	4,079,304
PPL Corp.	222,209	8,041,744
Terna Rete Elettrica Nazionale S.p.A. (Italy)	1,263,274	8,820,906
		60,508,463
Electrical Equipment 0.8%
Eaton Corp. PLC	73,884	6,979,822
Emerson Electric Co.	80,470	5,764,066
		12,743,888
Entertainment 0.2%
Cinemark Holdings, Inc.	123,348	3,886,695

Equity Real Estate Investment Trusts 1.6%
Iron Mountain, Inc.	204,303	6,458,018
Simon Property Group, Inc.	28,836	3,839,513
Unibail-Rodamco-Westfield (France)	40,127	5,456,047
Welltower, Inc.	110,586	9,389,857
		25,143,435
Food Products 0.6%
Nestle S.A., Registered (Switzerland)	45,775	5,055,590
Orkla ASA (Norway)	519,708	5,028,731
		10,084,321
Gas Utilities 0.7%
Snam S.p.A. (Italy)	2,004,877	10,755,108

Health Care Providers & Services 0.3%
UnitedHealth Group, Inc.	17,906	4,878,490

Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	31,282	3,642,163
Las Vegas Sands Corp.	151,857	9,917,781
McDonald's Corp.	20,495	4,385,315
Vail Resorts, Inc.	15,823	3,710,652
		21,655,911
Household Durables 0.3%
Leggett & Platt, Inc.	85,951	4,090,408

Household Products 0.7%
Kimberly-Clark Corp.	38,119	5,460,166
Procter & Gamble Co.	38,883	4,845,599
		10,305,765
Industrial Conglomerates 0.5%
3M Co.	22,354	3,546,685
Siemens A.G., Registered (Germany)	39,444	4,883,731
		8,430,416
Insurance 3.6%
Allianz S.E., Registered (Germany)	51,390	12,302,167
Assicurazioni Generali S.p.A. (Italy)	320,501	6,254,169
AXA S.A. (France)	459,735	12,277,642
MetLife, Inc.	141,307	7,024,371
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)	33,096	9,774,569
SCOR S.E. (France)	105,821	4,510,173
Tokio Marine Holdings, Inc. (Japan)	85,400	4,717,078
		56,860,169
IT Services 0.5%
International Business Machines Corp.	59,191	8,507,522

Media 0.2%
Comcast Corp., Class A	89,252	3,854,794
ION Media Networks, Inc. (g)(l)(m)(n)(o)	12	4,760
		3,859,554
Multi-Utilities 2.2%
Ameren Corp.	48,976	4,018,481
CenterPoint Energy, Inc.	196,021	5,190,636
Dominion Energy, Inc.	136,563	11,710,277
National Grid PLC (United Kingdom)	771,905	10,252,124
WEC Energy Group, Inc.	40,923	4,087,798
		35,259,316
Multiline Retail 0.3%
Target Corp.	42,131	4,665,587

Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.	40,855	4,377,205
Enterprise Products Partners, L.P.	283,473	7,305,099
Exxon Mobil Corp.	89,101	5,534,954
Magellan Midstream Partners, L.P.	85,647	5,257,013
Occidental Petroleum Corp.	108,731	4,318,795
Pembina Pipeline Corp. (Canada)	173,206	6,632,976
Phillips 66	50,335	4,599,109
Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)	157,488	8,212,999
TOTAL S.A. (France)	191,574	9,379,270
		55,617,420
Personal Products 0.5%
Unilever PLC (United Kingdom)	120,381	7,206,592

Pharmaceuticals 4.4%
AstraZeneca PLC, Sponsored ADR (United Kingdom)	118,183	5,755,512
GlaxoSmithKline PLC (United Kingdom)	281,276	6,626,220
Johnson & Johnson	44,010	6,551,769
Merck & Co., Inc.	103,338	8,829,199
Novartis A.G., Registered (Switzerland)	91,890	8,697,686
Pfizer, Inc.	259,963	9,681,022
Roche Holding A.G. (Switzerland)	20,009	6,736,834
Sanofi (France)	77,092	7,434,125
Takeda Pharmaceutical Co., Ltd. (Japan)	212,500	8,289,765
		68,602,132
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc.	12,513	3,818,467
Intel Corp.	89,967	5,751,590
KLA Corp.	22,943	3,802,573
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	73,050	3,940,317
Texas Instruments, Inc.	58,249	7,027,742
		24,340,689
Software 0.4%
Microsoft Corp.	33,249	5,659,977

Specialty Retail 0.3%
Home Depot, Inc.	18,985	4,330,478

Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co., Ltd., GDR (Republic of Korea) (a)	4,953	5,804,916

Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	250,787	3,450,829

Tobacco 2.3%
Altria Group, Inc.	190,109	9,035,881
British American Tobacco PLC (United Kingdom)	177,335	7,862,286
British American Tobacco PLC, Sponsored ADR (United Kingdom)	63,642	2,803,430
Imperial Brands PLC (United Kingdom)	306,777	7,902,671
Philip Morris International, Inc.	109,608	9,064,581
		36,668,849
Trading Companies & Distributors 0.3%
Watsco, Inc.	24,797	4,312,694

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B (Canada)	84,642	4,237,856

Total Common Stocks (Cost $614,619,836)		675,399,627

Short-Term Investments 3.1%
Affiliated Investment Company 2.9%
MainStay U.S. Government Liquidity Fund, 1.40% (p)	44,582,971	44,582,971

Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (p)(q)	3,329,303	3,329,303

Total Short-Term Investments (Cost $47,912,274)		47,912,274

Total Investments (Cost $1,487,392,253)	100.8%	1,582,899,817
Other Assets, Less Liabilities	(0.8)	(11,870,309)
Net Assets	100.0%	$1,571,029,508

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2020.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2020.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $3,213,918. The Fund received cash collateral with a value of $3,329,303.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of the fair valued securities was $3,206,060, which represented 0.2% of the Fund's net assets.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2020.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2020.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2020, the total net market value of these securities was $9,608,328, which represented 0.6% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Illiquid security - As of January 31, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $4,760, which represented less than one-tenth of a percent of the Fund's net assets.
(o)	Restricted security.
(p)	Current yield as of January 31, 2020.
(q)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of January 31, 2020, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	60,325,000	USD	66,448,289	JPMorgan Chase Bank N.A.	2/3/20	$455,123
GBP	35,331,000	USD	45,937,013	JPMorgan Chase Bank N.A.	2/3/20	717,566
JPY	5,988,000,000	USD	55,174,193	JPMorgan Chase Bank N.A.	5/7/20	365,491
USD	18,627,047	CAD	24,302,000	JPMorgan Chase Bank N.A.	2/3/20	263,740
USD	18,440,222	CAD	24,302,000	JPMorgan Chase Bank N.A.	5/4/20	77,332
USD	67,406,250	EUR	60,325,000	JPMorgan Chase Bank N.A.	2/3/20	502,838
Total unrealized appreciation						2,382,090
CAD	24,302,000	USD	18,440,152	JPMorgan Chase Bank N.A.	2/3/20	(76,846)
JPY	5,988,000,000	USD	55,303,370	JPMorgan Chase Bank N.A.	2/3/20	(40,576)
USD	66,821,399	EUR	60,325,000	JPMorgan Chase Bank N.A.	5/4/20	(450,598)
USD	45,574,164	GBP	35,331,000	JPMorgan Chase Bank N.A.	2/3/20	(1,080,416)
USD	46,064,204	GBP	35,331,000	JPMorgan Chase Bank N.A.	5/4/20	(702,374)
USD	54,889,451	JPY	5,988,000,000	JPMorgan Chase Bank N.A.	2/3/20	(373,342)
Total unrealized depreciation						(2,724,152)
Net unrealized depreciation						$(342,062)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
10-Year United States Treasury Note	29	March 2020	$3,725,206	$3,818,031	$92,825
2-Year United States Treasury Note	517	March 2020	111,567,245	111,857,797	290,552
Nikkei 225	575	March 2020	62,275,215	60,256,795	(2,018,420)
S&P 500 Index Mini	1,125	March 2020	178,376,827	181,350,000	2,973,173
United States Treasury Bond	79	March 2020	12,550,035	12,918,969	368,934
United States Treasury Ultra Bond	294	March 2020	54,949,207	56,944,125	1,994,918
Total Long Contracts					3,701,982

Short Contracts
10-Year United States Treasury Ultra Note	(255)	March 2020	(36,384,413)	(37,142,344)	(757,931)
5-Year United States Treasury Note	(185)	March 2020	(22,233,153)	(22,259,258)	(26,105)
Total Short Contracts					(784,036)
Net Unrealized Appreciation					$2,917,946

1.	As of January 31, 2020, cash in the amount of $11,318,029 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$24,717,322	$—	$24,717,322
Corporate Bonds	—	460,325,104	—	460,325,104
Foreign Bonds	—	1,734,201	—	1,734,201
Foreign Government Bonds	—	7,725,681	—	7,725,681
Loan Assignments	—	15,961,735	—	15,961,735
Mortgage-Backed Securities	—	135,600,361	—	135,600,361
Municipal Bonds	—	1,344,320	—	1,344,320
U.S. Government & Federal Agencies	—	212,179,192	—	212,179,192
Total Long-Term Bonds	—	859,587,916	—	859,587,916
Common Stocks (b)	675,394,867	—	4,760	675,399,627
Short-Term Investments
Affiliated Investment Company	44,582,971	—	—	44,582,971
Unaffiliated Investment Company	3,329,303	—	—	3,329,303
Total Short-Term Investments	47,912,274	—	—	47,912,274
Total Investments in Securities	723,307,141	859,587,916	4,760	1,582,899,817
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	2,382,090	—	2,382,090
Futures Contracts (c)	5,720,402	—	—	5,720,402
Total Other Financial Instruments	5,720,402	2,382,090	—	8,102,492
Total Investments in Securities and Other Financial Instruments	$729,027,543	$861,970,006	$4,760	$1,591,002,309

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(2,724,152)	$—	$(2,724,152)
Futures Contracts (c)	(2,802,456)	—	—	(2,802,456)
Total Other Financial Instruments	$(2,802,456)	$(2,724,152)	$—	$(5,526,608)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $4,760 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2020
Common Stocks	$4,760	$-	$-	$-	$-	$-	$-	$-	$4,760	$-
Total	$4,760	$-	$-	$-	$-	$-	$-	$-	$4,760	$-

MainStay Large Cap Growth Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.2% †
Aerospace & Defense 1.0%
United Technologies Corp.	798,600	$119,949,720

Automobiles 1.7%
Ferrari N.V.	1,214,860	205,092,665

Biotechnology 3.3%
Amgen, Inc.	945,300	204,232,065
BioMarin Pharmaceutical, Inc. (a)	460,500	38,451,750
Exact Sciences Corp. (a)	1,679,300	156,645,104
		399,328,919
Capital Markets 1.9%
Moody's Corp.	880,250	226,039,397

Chemicals 2.1%
Linde PLC	578,530	117,516,799
Sherwin-Williams Co.	237,915	132,516,276
		250,033,075
Entertainment 0.7%
Walt Disney Co.	644,100	89,085,471

Equity Real Estate Investment Trusts 1.4%
Equinix, Inc.	290,550	171,346,052

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	354,500	108,306,840

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	2,114,620	184,267,987
Align Technology, Inc. (a)	95,100	24,450,210
Boston Scientific Corp. (a)	2,958,000	123,851,460
		332,569,657
Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	997,000	271,632,650

Health Care Technology 1.1%
Veeva Systems, Inc., Class A (a)	871,950	127,836,590

Hotels, Restaurants & Leisure 0.9%
Luckin Coffee, Inc., ADR (a)(b)	3,297,400	107,132,526

Industrial Conglomerates 0.8%
3M Co.	643,800	102,145,308

Interactive Media & Services 10.5%
Alphabet, Inc. (a)
Class A	251,390	360,186,564
Class C	255,241	366,074,299
Facebook, Inc., Class A (a)	2,695,280	544,203,985
		1,270,464,848

Internet & Direct Marketing Retail 8.7%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	1,148,970	237,365,712
Amazon.com, Inc. (a)	409,090	821,747,265
		1,059,112,977
IT Services 15.7%
Automatic Data Processing, Inc.	988,950	169,496,140
Fiserv, Inc. (a)	2,218,510	263,137,471
GoDaddy, Inc., Class A (a)	2,348,950	157,872,929
Mastercard, Inc., Class A	1,369,000	432,521,860
PayPal Holdings, Inc. (a)	2,306,030	262,633,757
Visa, Inc., Class A	2,994,700	595,855,459
Wix.com, Ltd. (a)	197,550	28,188,410
		1,909,706,026
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	552,120	172,918,463

Machinery 1.2%
Fortive Corp.	1,998,490	149,746,856

Pharmaceuticals 2.9%
AstraZeneca PLC, Sponsored ADR	3,516,200	171,238,940
Zoetis, Inc.	1,381,240	185,376,220
		356,615,160
Professional Services 1.3%
CoStar Group, Inc. (a)	241,840	157,919,102

Road & Rail 1.2%
Union Pacific Corp.	788,410	141,456,522

Semiconductors & Semiconductor Equipment 3.8%
Microchip Technology, Inc.	1,736,900	169,313,012
NVIDIA Corp.	851,900	201,414,717
Texas Instruments, Inc.	745,600	89,956,640
		460,684,369
Software 19.5%
Adobe, Inc. (a)	1,171,360	411,311,350
Intuit, Inc.	1,069,510	299,869,214
Microsoft Corp.	5,916,030	1,007,085,787
salesforce.com, Inc. (a)	2,815,390	513,273,751
Workday, Inc., Class A (a)	759,870	140,294,798
		2,371,834,900
Specialty Retail 2.3%
Lowe's Cos., Inc.	2,436,540	283,223,410

Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	2,293,900	709,984,989

Textiles, Apparel & Luxury Goods 4.1%
NIKE, Inc., Class B	3,312,540	318,997,602
VF Corp.	2,208,350	183,226,799
		502,224,401
Total Common Stocks (Cost $6,402,744,199)		12,056,390,893

Short-Term Investments 1.7%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 1.40% (c)(d)	118,561,928	118,561,928

Unaffiliated Investment Company 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (c)(e)	83,659,589	83,659,589

Total Short-Term Investments (Cost $202,221,517)		202,221,517

Total Investments (Cost $6,604,965,716)	100.9%	12,258,612,410
Other Assets, Less Liabilities	(0.9)	(113,689,392)
Net Assets	100.0%	$12,144,923,018

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $110,043,657; the total market value of collateral held by the Fund was $124,586,346. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $40,926,757.
(c)	Current yield as of January 31, 2020.
(d)	As of January 31, 2020, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$12,056,390,893	$—	$—	$12,056,390,893
Short-Term Investments
Affiliated Investment Company	118,561,928	—	—	118,561,928
Unaffiliated Investment Company	83,659,589	—	—	83,659,589
Total Short-Term Investments	202,221,517	—	—	202,221,517
Total Investments in Securities	$12,258,612,410	$—	$—	$12,258,612,410

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Common Stock Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.5% †
Aerospace & Defense 3.8%
Curtiss-Wright Corp.	733	$106,600
Huntington Ingalls Industries, Inc.	5,112	1,334,232
Lockheed Martin Corp.	5,005	2,142,740
Northrop Grumman Corp.	3,552	1,330,473
Raytheon Co.	7,938	1,753,822
United Technologies Corp.	6,553	984,261
		7,652,128
Airlines 0.0% ‡
United Airlines Holdings, Inc. (a)	469	35,081

Banks 3.5%
Bank of America Corp.	76,721	2,518,751
JPMorgan Chase & Co.	27,526	3,643,341
Wells Fargo & Co.	18,151	852,008
		7,014,100
Beverages 0.3%
Coca-Cola Co.	6,564	383,338
PepsiCo., Inc.	1,002	142,304
		525,642
Biotechnology 4.6%
AbbVie, Inc.	26,304	2,131,150
Amgen, Inc.	10,088	2,179,513
Biogen, Inc. (a)	6,013	1,616,595
Gilead Sciences, Inc.	30,867	1,950,794
Incyte Corp. (a)	14,460	1,056,592
Regeneron Pharmaceuticals, Inc. (a)	1,266	427,832
		9,362,476
Building Products 0.3%
Owens Corning	9,513	575,441

Capital Markets 1.4%
Ameriprise Financial, Inc.	7,532	1,245,868
Intercontinental Exchange, Inc.	8,341	831,932
State Street Corp.	10,308	779,594
		2,857,394
Chemicals 1.1%
Dow, Inc.	5,613	258,591
DuPont de Nemours, Inc.	5,592	286,198
LyondellBasell Industries N.V., Class A	5,131	399,500
Sherwin-Williams Co.	2,220	1,236,518
		2,180,807
Commercial Services & Supplies 0.8%
Clean Harbors, Inc. (a)	15,426	1,268,326
Republic Services, Inc.	1,088	103,414
Tetra Tech, Inc.	3,100	265,360
		1,637,100
Communications Equipment 0.1%
Cisco Systems, Inc.	4,350	199,970

Construction & Engineering 0.1%
AECOM (a)	4,201	202,614

Consumer Finance 1.0%
American Express Co.	2,387	310,000
Capital One Financial Corp.	2,813	280,737
Synchrony Financial	41,947	1,359,502
		1,950,239
Distributors 0.7%
LKQ Corp. (a)	41,425	1,353,976

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B (a)	13,595	3,051,126

Diversified Telecommunication Services 2.1%
AT&T, Inc.	26,317	990,046
Verizon Communications, Inc.	53,200	3,162,208
		4,152,254
Electric Utilities 1.7%
Entergy Corp.	5,137	675,618
FirstEnergy Corp.	4,936	250,699
NextEra Energy, Inc.	4,293	1,151,383
PPL Corp.	20,499	741,859
Southern Co.	7,702	542,221
		3,361,780
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc. (a)	11,170	848,250
CDW Corp.	8,453	1,102,694
Jabil, Inc.	31,293	1,216,984
SYNNEX Corp.	5,821	801,901
		3,969,829
Energy Equipment & Services 0.7%
Helmerich & Payne, Inc.	25,171	1,020,684
Schlumberger, Ltd.	14,495	485,728
		1,506,412
Entertainment 1.3%
Electronic Arts, Inc. (a)	6,186	667,593
Take-Two Interactive Software, Inc. (a)	11,127	1,386,869
Walt Disney Co.	4,177	577,721
		2,632,183
Equity Real Estate Investment Trusts 1.9%
American Tower Corp.	4,624	1,071,566
Crown Castle International Corp.	1,029	154,185
CyrusOne, Inc.	4,142	252,041
Equinix, Inc.	110	64,870
Host Hotels & Resorts, Inc.	17,569	287,077
Prologis, Inc.	2,619	243,253
Public Storage	2,516	562,980
Sabra Health Care REIT, Inc.	13,907	299,000
Simon Property Group, Inc.	578	76,961
Ventas, Inc.	7,978	461,607
Welltower, Inc.	3,259	276,722
		3,750,262
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	1,008	307,964
Kroger Co.	53,176	1,428,307
Sysco Corp.	13,344	1,096,076
Walmart, Inc.	16,548	1,894,581
		4,726,928
Food Products 0.7%
Tyson Foods, Inc., Class A	17,530	1,448,504

Health Care Equipment & Supplies 0.9%
Align Technology, Inc. (a)	669	172,000
DENTSPLY SIRONA, Inc.	2,357	131,992
Hill-Rom Holdings, Inc.	6,981	743,407
Hologic, Inc. (a)	2,435	130,321
Intuitive Surgical, Inc. (a)	867	485,329
Medtronic PLC	1,454	167,850
		1,830,899
Health Care Providers & Services 5.5%
AmerisourceBergen Corp.	10,972	938,764
Anthem, Inc.	6,277	1,665,163
Cigna Corp.	4,943	950,934
DaVita, Inc. (a)	17,437	1,392,693
Humana, Inc.	4,665	1,568,560
McKesson Corp.	9,981	1,423,390
UnitedHealth Group, Inc.	11,555	3,148,160
		11,087,664
Hotels, Restaurants & Leisure 2.4%
MGM Resorts International	45,242	1,405,217
Norwegian Cruise Line Holdings, Ltd. (a)	23,615	1,271,668
Royal Caribbean Cruises, Ltd.	4,940	578,375
Starbucks Corp.	17,650	1,497,249
		4,752,509
Household Durables 0.2%
Newell Brands, Inc.	2,098	40,974
PulteGroup, Inc.	10,484	468,111
		509,085
Household Products 1.8%
Procter & Gamble Co.	29,308	3,652,363

Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	41,229	818,808

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	2,356	368,078

Insurance 4.0%
Allstate Corp.	13,804	1,636,326
American International Group, Inc.	32,429	1,629,882
Aon PLC	2,018	444,464
Brighthouse Financial, Inc. (a)	27,253	1,060,142
First American Financial Corp.	1,147	71,091
MetLife, Inc.	31,801	1,580,828
Old Republic International Corp.	7,648	172,462
Travelers Cos., Inc.	7,431	978,068
Unum Group	22,645	604,395
		8,177,658
Interactive Media & Services 5.7%
Alphabet, Inc. (a)
Class A	2,238	3,206,562
Class C	2,713	3,891,066
Facebook, Inc., Class A (a)	21,376	4,316,028
TripAdvisor, Inc.	218	5,956
		11,419,612
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc. (a)	3,121	6,269,215
Booking Holdings, Inc. (a)	759	1,389,387
eBay, Inc.	43,217	1,450,363
		9,108,965
IT Services 5.6%
Accenture PLC, Class A	60	12,313
Akamai Technologies, Inc. (a)	9,792	914,083
CACI International, Inc., Class A (a)	4,962	1,327,037
DXC Technology Co.	40,242	1,282,915
Fidelity National Information Services, Inc.	69	9,913
Leidos Holdings, Inc.	13,970	1,403,566
Mastercard, Inc., Class A	6,651	2,101,317
MAXIMUS, Inc.	10,755	771,671
PayPal Holdings, Inc. (a)	8,838	1,006,560
Visa, Inc., Class A	12,826	2,551,989
		11,381,364
Life Sciences Tools & Services 0.2%
Charles River Laboratories International, Inc. (a)	1,207	186,578
IQVIA Holdings, Inc. (a)	364	56,511
PRA Health Sciences, Inc. (a)	1,909	193,401
		436,490
Machinery 0.6%
AGCO Corp.	5,022	352,243
Cummins, Inc.	1,472	235,476
Ingersoll-Rand PLC	3,743	498,680
Parker-Hannifin Corp.	243	47,552
		1,133,951
Media 1.9%
Charter Communications, Inc., Class A (a)	3,834	1,983,942
Comcast Corp., Class A	41,814	1,805,947
News Corp., Class B	8,749	122,223
		3,912,112
Metals & Mining 0.6%
Reliance Steel & Aluminum Co.	6,150	706,020
Steel Dynamics, Inc.	15,173	453,369
		1,159,389
Multi-Utilities 0.7%
CenterPoint Energy, Inc.	19,053	504,523
Consolidated Edison, Inc.	4,049	380,606
Dominion Energy, Inc.	7,144	612,598
		1,497,727
Multiline Retail 1.0%
Dollar General Corp.	1,704	261,411
Target Corp.	15,542	1,721,121
		1,982,532
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	25,992	2,784,783
Exxon Mobil Corp.	11,894	738,855
HollyFrontier Corp.	7,700	345,884
Valero Energy Corp.	17,927	1,511,426
		5,380,948
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	21,800	1,372,310
Johnson & Johnson	25,423	3,784,722
Merck & Co., Inc.	22,817	1,949,485
Mylan N.V. (a)	65,782	1,409,050
Perrigo Co. PLC	13,406	764,678
Pfizer, Inc.	8,492	316,242
		9,596,487
Professional Services 0.6%
ManpowerGroup, Inc.	13,822	1,264,575

Road & Rail 0.1%
Union Pacific Corp.	756	135,642

Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	21,013	1,218,544
Broadcom, Inc.	7,319	2,233,466
Cirrus Logic, Inc. (a)	4,687	360,008
Intel Corp.	10,483	670,178
Lam Research Corp.	5,428	1,618,684
NVIDIA Corp.	1,886	445,907
Qorvo, Inc. (a)	12,468	1,319,863
QUALCOMM, Inc.	22,716	1,937,902
Skyworks Solutions, Inc.	6,842	774,172
SolarEdge Technologies, Inc. (a)	3,392	331,941
		10,910,665
Software 7.6%
Adobe, Inc. (a)	864	303,385
Autodesk, Inc. (a)	1,190	234,251
Cadence Design Systems, Inc. (a)	8,488	612,070
Citrix Systems, Inc.	2,986	361,963
Fortinet, Inc. (a)	12,456	1,436,924
Microsoft Corp.	65,210	11,100,698
salesforce.com, Inc. (a)	6,593	1,201,970
		15,251,261
Specialty Retail 3.2%
AutoZone, Inc. (a)	1,202	1,271,668
Best Buy Co., Inc.	16,558	1,402,297
Home Depot, Inc.	9,849	2,246,557
O’Reilly Automotive, Inc. (a)	3,566	1,448,152
		6,368,674
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	35,528	10,996,271
HP, Inc.	11,509	245,372
		11,241,643
Textiles, Apparel & Luxury Goods 0.1%
Skechers U.S.A., Inc., Class A (a)	7,623	285,024

Tobacco 0.4%
Altria Group, Inc.	8,139	386,846
Philip Morris International, Inc.	6,074	502,320
		889,166
Total Common Stocks (Cost $173,021,499)		198,699,537

Exchange-Traded Fund 1.5%
SPDR S&P 500 ETF Trust	9,633	3,099,225
Total Exchange-Traded Fund (Cost $2,915,740)		3,099,225

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 1.40% (b)	9,143	9,143

Total Short-Term Investment (Cost $9,143)		9,143

Total Investments (Cost $175,946,382)	100.0%	201,807,905
Other Assets, Less Liabilities	0.0 ‡	26,611
Net Assets	100.0%	$201,834,516

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2020.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$198,699,537	$—	$—	$198,699,537
Exchange-Traded Fund	3,099,225	—	—	3,099,225
Short-Term Investment
Affiliated Investment Company	9,143	—	—	9,143
Total Investments in Securities	$201,807,905	$—	$—	$201,807,905

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Convertible Securities 87.8% †
Convertible Bonds 81.0%
Advertising 0.6%
Quotient Technology, Inc. 1.75%, due 12/1/22	$8,787,000	$8,732,052

Aerospace & Defense 1.5%
Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	11,001,000	22,414,942

Auto Manufacturers 1.1%
Tesla, Inc. 1.25%, due 3/1/21	9,618,000	17,701,757

Biotechnology 6.6%
Apellis Pharmaceuticals, Inc. 3.50%, due 9/15/26 (a)	3,632,000	4,885,946
BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (b)	28,812,000	30,639,487
Exact Sciences Corp. 1.00%, due 1/15/25	11,792,000	17,208,950
Illumina, Inc.
(zero coupon), due 8/15/23 (b)	12,566,000	13,257,130
0.50%, due 6/15/21	9,998,000	12,485,002
Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	6,683,000	6,416,716
Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21 (b)	14,497,000	16,463,845
Radius Health, Inc. 3.00%, due 9/1/24	660,000	553,132
		101,910,208
Building Materials 1.1%
Patrick Industries, Inc. 1.00%, due 2/1/23	17,232,000	16,553,918

Commercial Services 2.1%
Chegg, Inc. 0.125%, due 3/15/25 (a)	10,530,000	11,269,195
Euronet Worldwide, Inc. 0.75%, due 3/15/49 (a)(b)	11,900,000	14,236,512
Square, Inc. 0.50%, due 5/15/23	6,031,000	7,302,615
		32,808,322
Computers 3.2%
Lumentum Holdings, Inc. 0.25%, due 3/15/24	25,786,000	36,547,616
Nutanix, Inc. (zero coupon), due 1/15/23	2,727,000	2,782,407
Pure Storage, Inc. 0.125%, due 4/15/23	3,879,000	3,914,122
Western Digital Corp. 1.50%, due 2/1/24	6,616,000	6,661,485
		49,905,630
Diversified Financial Services 0.4%
LendingTree, Inc. 0.625%, due 6/1/22	4,144,000	6,630,169

Electric 1.1%
NRG Energy, Inc. 2.75%, due 6/1/48	15,207,000	16,739,195

Entertainment 0.5%
Live Nation Entertainment, Inc. 2.50%, due 3/15/23	6,833,000	8,143,241

Food 0.6%
Chefs’ Warehouse, Inc. 1.875%, due 12/1/24 (a)	8,521,000	9,091,586

Health Care - Products 5.2%
CONMED Corp. 2.625%, due 2/1/24 (a)	14,746,000	18,985,475
Danaher Corp. (zero coupon), due 1/22/21	8,558,000	52,529,795
NuVasive, Inc. 2.25%, due 3/15/21	7,139,000	9,408,148
		80,923,418
Health Care - Services 5.3%
Anthem, Inc. 2.75%, due 10/15/42	11,746,000	43,401,470
Teladoc Health, Inc. 1.375%, due 5/15/25	19,177,000	38,956,380
		82,357,850
Internet 9.9%
Boingo Wireless, Inc. 1.00%, due 10/1/23	7,786,000	7,021,999
Booking Holdings, Inc. 0.90%, due 9/15/21 (b)	19,156,000	21,130,930
Etsy, Inc.
(zero coupon), due 3/1/23	9,369,000	14,029,061
0.125%, due 10/1/26 (a)	8,040,000	7,550,823
FireEye, Inc. 0.875%, due 6/1/24	5,405,000	5,406,095
IAC FinanceCo 2, Inc. 0.875%, due 6/15/26 (a)	12,450,000	13,758,546
IAC FinanceCo, Inc. 0.875%, due 10/1/22 (a)	2,000	3,363
Okta, Inc. 0.125%, due 9/1/25 (a)	11,221,000	11,386,510
Palo Alto Networks, Inc. 0.75%, due 7/1/23	13,659,000	15,209,626
Q2 Holdings, Inc. 0.75%, due 6/1/26 (a)	4,395,000	5,293,072
RingCentral, Inc. (zero coupon), due 3/15/23	6,917,000	17,475,501
Snap, Inc. 0.75%, due 8/1/26 (a)	10,150,000	11,323,029
Wix.com, Ltd. (zero coupon), due 7/1/23 (b)	17,146,000	21,257,716
Zendesk, Inc. 0.25%, due 3/15/23	2,074,000	3,091,159
		153,937,430
Iron & Steel 0.4%
Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	6,057,000	6,479,489

Lodging 0.5%
Caesars Entertainment Corp. 5.00%, due 10/1/24	3,741,000	7,234,159

Machinery - Diversified 2.0%
Chart Industries, Inc. 1.00%, due 11/15/24 (a)	24,911,000	31,559,123

Media 3.6%
DISH Network Corp. 3.375%, due 8/15/26	28,598,000	27,830,829
Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	9,441,000	12,696,206
Liberty Media Corp. 1.375%, due 10/15/23	11,345,000	15,317,124
		55,844,159
Oil & Gas 1.6%
Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (b)	20,143,000	13,193,665
Oasis Petroleum, Inc. 2.625%, due 9/15/23	4,106,000	2,926,879
Transocean, Inc. 0.50%, due 1/30/23	9,294,000	7,848,995
		23,969,539
Oil & Gas Services 2.4%
Helix Energy Solutions Group, Inc. 4.125%, due 9/15/23	9,707,000	11,585,700
Newpark Resources, Inc. 4.00%, due 12/1/21	7,687,000	7,660,668
Oil States International, Inc. 1.50%, due 2/15/23	19,999,000	16,374,181
Weatherford International, Ltd. 11.00%, due 12/1/24 (a)	1,970,000	2,091,687
		37,712,236
Pharmaceuticals 3.1%
DexCom, Inc. 0.75%, due 12/1/23	6,307,000	10,024,188
Herbalife Nutrition, Ltd. 2.625%, due 3/15/24	9,443,000	9,099,362
Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	10,073,000	14,618,555
Pacira BioSciences, Inc. 2.375%, due 4/1/22	8,745,000	8,990,953
Supernus Pharmaceuticals, Inc. 0.625%, due 4/1/23	6,269,000	5,730,546
		48,463,604
Semiconductors 9.3%
Inphi Corp. 1.125%, due 12/1/20	14,512,000	27,920,607
Microchip Technology, Inc.
1.625%, due 2/15/25	17,553,000	35,146,448
1.625%, due 2/15/27	7,129,000	9,607,425
Micron Technology, Inc. 3.125%, due 5/1/32	3,183,000	16,962,651
Novellus Systems, Inc. 2.625%, due 5/15/41	1,076,000	10,013,071
ON Semiconductor Corp. 1.00%, due 12/1/20	12,331,000	16,119,691
Rambus, Inc. 1.375%, due 2/1/23	9,996,000	10,774,134
Silicon Laboratories, Inc. 1.375%, due 3/1/22	13,815,000	16,664,344
		143,208,371
Software 15.1%
Akamai Technologies, Inc. 0.375%, due 9/1/27 (a)	11,420,000	11,721,657
Atlassian, Inc. 0.625%, due 5/1/23	7,719,000	14,340,483
Coupa Software, Inc. 0.125%, due 6/15/25 (a)	5,508,000	6,933,195
Envestnet, Inc. 1.75%, due 6/1/23	12,037,000	15,544,072
Everbridge, Inc. 0.125%, due 12/15/24 (a)	5,415,000	5,783,679
j2 Global, Inc. 1.75%, due 11/1/26 (a)	5,220,000	5,389,650
MongoDB, Inc. 0.25%, due 1/15/26 (a)	7,075,000	7,662,595
NICE Systems, Inc. 1.25%, due 1/15/24	23,525,000	49,558,445
Nuance Communications, Inc. 1.25%, due 4/1/25	11,278,000	13,052,220
ServiceNow, Inc. (zero coupon), due 6/1/22	8,807,000	22,056,031
Splunk, Inc. 0.50%, due 9/15/23	17,437,000	21,339,140
Twilio, Inc. 0.25%, due 6/1/23	3,269,000	5,996,572
Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	18,754,517
Workday, Inc. 0.25%, due 10/1/22	15,957,000	21,958,234
Workiva, Inc. 1.125%, due 8/15/26 (a)	3,165,000	2,963,461
Zynga, Inc. 0.25%, due 6/1/24 (a)	10,627,000	10,894,405
		233,948,356
Telecommunications 2.0%
InterDigital, Inc. 2.00%, due 6/1/24 (a)	4,500,000	4,517,722
Viavi Solutions, Inc. 1.00%, due 3/1/24	14,679,000	18,238,764
Vonage Holdings Corp. 1.75%, due 6/1/24 (a)	8,091,000	7,715,524
		30,472,010
Transportation 1.8%
Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	17,091,000	15,761,724
Echo Global Logistics, Inc. 2.50%, due 5/1/20	11,612,000	11,608,050
		27,369,774

Total Convertible Bonds (Cost $1,073,100,439)		1,254,110,538

	Shares	Value
Convertible Preferred Stocks 6.8%
Banks 2.4%
Bank of America Corp. (c) Series L 7.25%	12,072	18,985,634
Wells Fargo & Co. (c) Series L 7.50%	11,552	17,854,309
		36,839,943
Chemicals 0.4%
A. Schulman, Inc. (c) 6.00%	5,832	6,041,953

Equity Real Estate Investment Trusts 0.8%
Crown Castle International Corp. 6.875%	8,856	11,785,919

Health Care Equipment & Supplies 1.3%
Becton Dickinson & Co. 6.125%	314,669	20,626,553

Machinery 1.2%
Stanley Black & Decker, Inc. 5.25%	182,200	19,129,178

Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. 8.00%	9,655	11,089,733

Total Convertible Preferred Stocks (Cost $90,629,992)		105,513,279

Total Convertible Securities (Cost $1,163,730,431)		1,359,623,817

Common Stocks 3.5%
Aerospace & Defense 0.5%
United Technologies Corp.	53,105	7,976,371

Airlines 0.8%
Delta Air Lines, Inc.	227,309	12,670,204

Banks 0.9%
Bank of America Corp.	398,621	13,086,727

Energy Equipment & Services 0.5%
Weatherford International PLC (d)	272,914	7,778,049

Health Care Equipment & Supplies 0.8%
Teleflex, Inc.	33,226	12,343,791

Total Common Stocks (Cost $31,874,223)		53,855,142

Short-Term Investments 13.3%
Affiliated Investment Company 8.5%
MainStay U.S. Government Liquidity Fund, 1.40% (e)(f)	132,376,425	132,376,425

Unaffiliated Investment Company 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (e)(g)	74,064,373	74,064,373

Total Short-Term Investments (Cost $206,440,798)		206,440,798

Total Investments (Cost $1,402,045,452)	104.6%	1,619,919,757
Other Assets, Less Liabilities	(4.6)	(71,613,473)
Net Assets	100.0%	$1,548,306,284

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $72,559,942; the total market value of collateral held by the Fund was $74,677,047. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $612,674.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	Current yield as of January 31, 2020.
(f)	As of January 31, 2020, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(g)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund’s assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$1,254,110,538	$—	$1,254,110,538
Convertible Preferred Stocks	105,513,279	—	—	105,513,279
Total Convertible Securities	105,513,279	1,254,110,538	—	1,359,623,817
Common Stocks	53,855,142	—	—	53,855,142
Short-Term Investments
Affiliated Investment Company	132,376,425	—	—	132,376,425
Unaffiliated Investment Company	74,064,373	—	—	74,064,373
Total Short-Term Investments	206,440,798	—	—	206,440,798
Total Investments in Securities	$365,809,219	$1,254,110,538	$—	$1,619,919,757

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 93.0% †
Convertible Bonds 0.1%
Media 0.1%
Dish Network Corp. 2.375%, due 3/15/24	$14,850,000	$13,690,030

Mining 0.0% ‡
Aleris International, Inc. 6.00%, due 6/1/20 (a)(b)(c)(d)	11,797	11,627

Total Convertible Bonds (Cost $13,266,073)		13,701,657

Corporate Bonds 90.0%
Advertising 1.4%
Lamar Media Corp.
3.75%, due 2/15/28 (e)	21,000,000	21,140,280
4.00%, due 2/15/30 (e)	10,000,000	10,075,000
5.75%, due 2/1/26	46,042,000	48,574,310
National CineMedia LLC 5.875%, due 4/15/28 (e)	5,000,000	5,221,525
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, due 3/15/30 (e)	5,305,000	5,464,150
5.00%, due 8/15/27 (e)	26,000,000	27,232,400
5.625%, due 2/15/24	23,906,000	24,399,659
		142,107,324
Aerospace & Defense 1.7%
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, due 8/15/26 (e)	18,815,000	19,990,938
SSL Robotics LLC 9.75%, due 12/31/23 (e)	5,000,000	5,487,500
TransDigm UK Holdings PLC 6.875%, due 5/15/26	18,100,000	19,276,500
TransDigm, Inc.
6.25%, due 3/15/26 (e)	70,875,000	76,438,687
6.50%, due 7/15/24	31,441,000	32,423,531
6.50%, due 5/15/25	5,000,000	5,200,000
Triumph Group, Inc. 7.75%, due 8/15/25	9,950,000	9,719,906
		168,537,062
Auto Manufacturers 1.3%
BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	20,955,000	21,767,006
Ford Holdings LLC
9.30%, due 3/1/30	18,195,000	23,787,459
9.375%, due 3/1/20	1,695,000	1,702,130
Ford Motor Co. 9.98%, due 2/15/47	980,000	1,481,964
J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (e)	25,480,000	27,391,000
McLaren Finance PLC 5.75%, due 8/1/22 (e)	26,535,000	25,539,938
Navistar International Corp. 6.625%, due 11/1/25 (e)	8,000,000	8,366,640
Wabash National Corp. 5.50%, due 10/1/25 (e)	20,824,000	20,615,760
		130,651,897
Auto Parts & Equipment 3.6%
Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (e)	21,510,000	20,273,175
Adient U.S. LLC 7.00%, due 5/15/26 (e)	17,795,000	19,485,561
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	17,571,000	17,957,738
6.50%, due 4/1/27	4,000,000	4,090,000
Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (e)	9,090,000	9,476,325
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(b)(c)(e)(f)	32,924,935	32,398,136
Exide Technologies (a)(b)(c)(e)(f)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	84,194,575	73,165,086
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	34,978,592	27,353,259
IHO Verwaltungs GmbH (e)(f)
4.75% (4.75% Cash or 5.5% PIK), due 9/15/26	33,725,000	34,821,062
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	25,734,000	27,342,375
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	29,620,000	32,285,800
Meritor, Inc. 6.25%, due 2/15/24	5,000,000	5,125,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	24,020,000	24,443,842
Tenneco, Inc.
5.00%, due 7/15/26	19,053,000	17,576,392
5.375%, due 12/15/24	10,800,000	10,098,000
		355,891,751
Banks 0.1%
Freedom Mortgage Corp. 8.125%, due 11/15/24 (e)	8,000,000	7,960,000

Building Materials 1.3%
James Hardie International Finance DAC (e)
4.75%, due 1/15/25	13,000,000	13,390,000
5.00%, due 1/15/28	25,760,000	26,847,072
Patrick Industries, Inc. 7.50%, due 10/15/27 (e)	19,320,000	21,010,500
Summit Materials LLC / Summit Materials Finance Corp.
5.125%, due 6/1/25 (e)	5,730,000	5,858,925
6.125%, due 7/15/23	38,660,000	39,046,600
6.50%, due 3/15/27 (e)	19,500,000	21,108,750
		127,261,847
Chemicals 2.4%
Blue Cube Spinco LLC
9.75%, due 10/15/23	29,031,000	30,954,884
10.00%, due 10/15/25	24,425,000	26,670,390
Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	21,525,000	22,386,000
Neon Holdings, Inc. 10.125%, due 4/1/26 (e)	18,442,000	18,534,210
NOVA Chemicals Corp. 4.875%, due 6/1/24 (e)	8,810,000	8,942,150
Olin Corp.
5.50%, due 8/15/22	19,094,000	20,382,845
5.625%, due 8/1/29	26,790,000	28,263,450
PolyOne Corp. 5.25%, due 3/15/23	26,754,000	28,860,878
TPC Group, Inc. 10.50%, due 8/1/24 (e)	52,497,000	54,203,153
		239,197,960
Coal 0.1%
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (e)	10,000,000	9,050,000

Commercial Services 4.6%
AMN Healthcare, Inc. 4.625%, due 10/1/27 (e)	10,597,000	10,702,970
Ashtead Capital, Inc. (e)
4.25%, due 11/1/29	5,000,000	5,200,000
4.375%, due 8/15/27	4,590,000	4,756,319
5.25%, due 8/1/26	6,000,000	6,390,000
Cimpress PLC 7.00%, due 6/15/26 (e)	24,085,000	25,453,148
Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (e)	28,010,000	30,054,730
Gartner, Inc. 5.125%, due 4/1/25 (e)	48,267,000	50,177,408
Graham Holdings Co. 5.75%, due 6/1/26 (e)	35,570,000	37,882,050
Harsco Corp. 5.75%, due 7/31/27 (e)	17,630,000	18,026,675
IHS Markit, Ltd. (e)
4.75%, due 2/15/25	6,000,000	6,637,500
5.00%, due 11/1/22	52,545,000	56,292,297
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	14,976,000	15,387,840
Korn Ferry 4.625%, due 12/15/27 (e)	14,675,000	14,731,499
Matthews International Corp. 5.25%, due 12/1/25 (e)	10,000,000	10,000,000
Nielsen Co. Luxembourg S.A.R.L. (e)
5.00%, due 2/1/25	25,687,000	26,139,605
5.50%, due 10/1/21	6,850,000	6,860,275
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (e)	57,935,000	58,007,419
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (e)	11,270,000	11,706,712
United Rentals North America, Inc.
3.875%, due 11/15/27	14,735,000	14,882,350
4.875%, due 1/15/28	13,300,000	13,865,250
5.25%, due 1/15/30	10,650,000	11,432,775
5.50%, due 7/15/25	5,000,000	5,173,500
6.50%, due 12/15/26	12,270,000	13,328,287
		453,088,609
Computers 0.2%
NCR Corp. 6.375%, due 12/15/23	14,795,000	15,169,018
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co.
4.70%, due 5/19/21	20,000,000	20,400,000
4.70%, due 5/24/22	16,258,000	16,745,968
		37,145,968
Distribution & Wholesale 0.2%
Performance Food Group, Inc. 5.50%, due 10/15/27 (e)	9,375,000	9,867,187
Univar Solutions U.S.A., Inc. 5.125%, due 12/1/27 (e)	5,605,000	5,815,188
		15,682,375
Diversified Financial Services 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.00%, due 10/1/21	2,000,000	2,098,623
Allied Universal Holdco LLC / Allied Universal Finance Corp. (e)
6.625%, due 7/15/26	5,000,000	5,315,625
9.75%, due 7/15/27	18,305,000	19,540,588
Credit Acceptance Corp.
5.125%, due 12/31/24 (e)	6,500,000	6,792,500
6.625%, due 3/15/26 (e)	25,270,000	27,228,425
7.375%, due 3/15/23	25,095,000	25,596,900
Jefferies Finance LLC / JFIN Co-Issuer Corp. (e)
6.25%, due 6/3/26	11,500,000	12,103,750
7.25%, due 8/15/24	12,850,000	13,235,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
5.25%, due 3/15/22	10,830,000	11,127,825
5.25%, due 10/1/25	4,400,000	4,521,000
5.875%, due 8/1/21	25,700,000	26,053,375
LPL Holdings, Inc. (e)
4.625%, due 11/15/27	5,000,000	5,087,500
5.75%, due 9/15/25	29,030,000	30,263,775
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	16,500,000	16,953,750
Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (e)	14,030,000	13,749,400
		219,668,536
Electric 0.4%
Keystone Power Pass-Through Holders LLC / Conemaugh Power Pass-Through Holders 13.00% (13.00% PIK), due 6/1/24 (b)(e)(f)	9,836,966	9,886,151
NextEra Energy Operating Partners, L.P. 3.875%, due 10/15/26 (e)	12,740,000	12,867,400
NRG Energy, Inc. 6.625%, due 1/15/27	7,000,000	7,525,000
Vistra Operations Co. LLC 5.00%, due 7/31/27 (e)	11,000,000	11,330,000
		41,608,551
Electrical Components & Equipment 0.3%
Energizer Holdings, Inc. (e)
5.50%, due 6/15/25	4,400,000	4,543,000
7.75%, due 1/15/27	10,760,000	11,863,438
EnerSys 4.375%, due 12/15/27 (e)	2,400,000	2,394,000
WESCO Distribution, Inc. 5.375%, due 12/15/21	11,549,000	11,606,745
		30,407,183
Electrical Equipment 0.2%
Resideo Funding, Inc. 6.125%, due 11/1/26 (e)	18,045,000	17,728,310

Electronics 0.2%
Itron, Inc. 5.00%, due 1/15/26 (e)	18,066,000	18,788,640

Energy---Alternate Sources 0.1%
Terraform Power Operating LLC 4.75%, due 1/15/30 (e)	5,000,000	5,268,800

Engineering & Construction 0.4%
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	26,379,000	26,411,974
6.625%, due 8/15/25	13,399,000	13,968,457
		40,380,431
Entertainment 1.9%
Boyne USA, Inc. 7.25%, due 5/1/25 (e)	12,975,000	14,077,875
Churchill Downs, Inc. (e)
4.75%, due 1/15/28	15,830,000	16,304,900
5.50%, due 4/1/27	32,727,000	34,526,985
Eldorado Resorts, Inc. 6.00%, due 4/1/25	5,000,000	5,232,150
International Game Technology PLC 6.25%, due 1/15/27 (e)	22,700,000	25,480,750
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	10,359,000	10,978,416
Live Nation Entertainment, Inc. 4.75%, due 10/15/27 (e)	9,000,000	9,259,200
Merlin Entertainments PLC 5.75%, due 6/15/26 (e)	32,900,000	35,943,250
Motion Bondco DAC 6.625%, due 11/15/27 (e)	9,575,000	10,173,438
Twin River Worldwide Holdings, Inc. 6.75%, due 6/1/27 (e)	27,465,000	28,975,575
		190,952,539
Food 1.5%
B&G Foods, Inc. 5.25%, due 4/1/25	23,375,000	23,863,070
C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)	55,020,000	55,226,325
Ingles Markets, Inc. 5.75%, due 6/15/23	3,206,000	3,260,758
Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (e)	16,324,000	18,282,880
Land O'Lakes, Inc. 6.00%, due 11/15/22 (e)	23,000,000	24,380,000
Nathan's Famous, Inc. 6.625%, due 11/1/25 (e)	4,000,000	4,120,000
Simmons Foods, Inc. 7.75%, due 1/15/24 (e)	7,000,000	7,490,000
TreeHouse Foods, Inc. 6.00%, due 2/15/24 (e)	14,115,000	14,503,163
		151,126,196
Forest Products & Paper 1.3%
Mercer International, Inc.
5.50%, due 1/15/26	4,000,000	4,044,800
6.50%, due 2/1/24	15,958,000	16,476,635
7.375%, due 1/15/25	21,000,000	22,216,320
Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (e)	16,380,000	17,608,500
Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	52,580,000	65,987,900
		126,334,155
Gas 0.9%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.50%, due 5/20/25	2,000,000	2,140,000
5.625%, due 5/20/24	26,531,000	28,194,494
5.75%, due 5/20/27	18,505,000	20,216,713
5.875%, due 8/20/26	25,075,000	27,444,587
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (e)	17,000,000	16,606,875
		94,602,669
Health Care---Products 0.5%
Avanos Medical, Inc. 6.25%, due 10/15/22	16,331,000	16,514,724
Hologic, Inc. 4.375%, due 10/15/25 (e)	12,150,000	12,372,709
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 7.25%, due 2/1/28 (e)	14,960,000	15,223,745
Teleflex, Inc. 4.875%, due 6/1/26	6,250,000	6,515,625
		50,626,803
Health Care---Services 4.8%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	14,940,000	15,139,150
6.50%, due 3/1/24	11,195,000	11,527,352
AHP Health Partners, Inc. 9.75%, due 7/15/26 (e)	21,000,000	22,890,000
Catalent Pharma Solutions, Inc. (e)
4.875%, due 1/15/26	10,264,000	10,546,260
5.00%, due 7/15/27	5,000,000	5,263,250
Centene Corp.
4.25%, due 12/15/27 (e)	8,160,000	8,506,800
4.625%, due 12/15/29 (e)	23,550,000	25,313,895
4.75%, due 1/15/25 (e)	16,000,000	16,513,280
5.25%, due 4/1/25 (e)	15,310,000	15,864,987
5.375%, due 6/1/26 (e)	3,045,000	3,239,119
5.375%, due 8/15/26 (e)	7,255,000	7,708,438
6.125%, due 2/15/24	23,817,000	24,591,052
Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (e)	5,235,000	5,568,731
Encompass Health Corp.
4.50%, due 2/1/28	2,075,000	2,137,333
4.75%, due 2/1/30	13,290,000	13,821,600
5.75%, due 11/1/24	15,958,000	16,153,166
HCA, Inc.
5.25%, due 4/15/25	15,000,000	17,039,030
5.25%, due 6/15/26	8,330,000	9,519,233
5.375%, due 2/1/25	26,525,000	29,644,340
5.375%, due 9/1/26	4,170,000	4,691,459
5.625%, due 9/1/28	11,000,000	12,746,250
5.875%, due 5/1/23	7,240,000	7,958,932
5.875%, due 2/15/26	26,000,000	29,867,500
5.875%, due 2/1/29	3,915,000	4,620,092
7.50%, due 2/15/22	9,417,000	10,336,947
7.50%, due 12/15/23	1,500,000	1,734,375
7.50%, due 11/6/33	18,975,000	24,003,375
7.58%, due 9/15/25	8,020,000	9,523,750
7.69%, due 6/15/25	31,650,000	38,484,817
8.36%, due 4/15/24	4,524,000	5,462,730
Molina Healthcare, Inc. 5.375%, due 11/15/22	8,180,000	8,661,393
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, due 12/1/26 (e)	35,490,000	39,615,712
Select Medical Corp. 6.25%, due 8/15/26 (e)	8,450,000	9,116,114
Tenet Healthcare Corp. 8.125%, due 4/1/22	5,000,000	5,462,700
		473,273,162
Holding Company - Diversified 0.3%
Stena International S.A. 6.125%, due 2/1/25 (e)	30,810,000	31,618,762
Home Builders 2.6%
Adams Homes, Inc. 7.50%, due 2/15/25 (e)	12,900,000	13,254,750
Ashton Woods USA LLC / Ashton Woods Finance Co. (e)
6.625%, due 1/15/28	6,000,000	6,112,500
6.75%, due 8/1/25	5,496,000	5,660,880
9.875%, due 4/1/27	10,540,000	12,121,000
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. (e)
6.125%, due 7/1/22	37,996,000	38,518,445
6.25%, due 9/15/27	16,740,000	17,911,800
6.375%, due 5/15/25	6,665,000	6,898,275
Century Communities, Inc.
5.875%, due 7/15/25	4,630,000	4,861,500
6.75%, due 6/1/27 (e)	22,370,000	24,271,450
Installed Building Products, Inc. 5.75%, due 2/1/28 (e)	17,080,000	18,147,500
M/I Homes, Inc.
4.95%, due 2/1/28 (e)	7,500,000	7,725,000
5.625%, due 8/1/25	6,000,000	6,285,000
Mattamy Group Corp. 6.50%, due 10/1/25 (e)	10,915,000	11,624,475
Meritage Homes Corp. 5.125%, due 6/6/27	4,325,000	4,649,375
New Home Co., Inc. 7.25%, due 4/1/22	20,030,000	19,929,850
Shea Homes, L.P. / Shea Homes Funding Corp. (e)
5.875%, due 4/1/23	11,137,000	11,331,897
6.125%, due 4/1/25	25,976,000	26,755,280
Taylor Morrison Communities, Inc. (e)
5.75%, due 1/15/28	6,620,000	7,248,900
5.875%, due 6/15/27	4,820,000	5,362,250
Williams Scotsman International, Inc. 6.875%, due 8/15/23 (e)	12,300,000	12,919,059
		261,589,186
Household Products & Wares 0.8%
Prestige Brands, Inc. (e)
5.125%, due 1/15/28	16,450,000	17,190,250
6.375%, due 3/1/24	44,988,000	46,393,875
Spectrum Brands, Inc.
5.75%, due 7/15/25	11,687,000	12,139,871
6.125%, due 12/15/24	5,000,000	5,157,500
		80,881,496
Insurance 1.3%
American Equity Investment Life Holding Co. 5.00%, due 6/15/27	27,640,000	30,227,280
Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	5,435,000	6,947,042
Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (e)	17,875,000	19,036,875
HUB International, Ltd. 7.00%, due 5/1/26 (e)	7,350,000	7,625,625
MGIC Investment Corp. 5.75%, due 8/15/23	28,580,000	31,580,900
Radian Group, Inc. 4.875%, due 3/15/27	5,000,000	5,287,500
USI, Inc. 6.875%, due 5/1/25 (e)	25,170,000	25,799,753
		126,504,975
Internet 2.5%
Cogent Communications Group, Inc. (e)
5.375%, due 3/1/22	12,046,000	12,557,955
5.625%, due 4/15/21	35,015,000	35,025,504
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (e)	13,965,000	13,633,331
Netflix, Inc.
4.875%, due 4/15/28	2,000,000	2,140,000
4.875%, due 6/15/30 (e)	10,000,000	10,431,250
5.375%, due 11/15/29 (e)	9,205,000	10,019,090
5.50%, due 2/15/22	22,265,000	23,519,633
5.75%, due 3/1/24	24,961,000	27,644,308
5.875%, due 2/15/25	7,996,000	8,965,515
5.875%, due 11/15/28	32,450,000	36,543,567
NortonLifeLock, Inc. 5.00%, due 4/15/25 (e)	4,000,000	4,084,668
Uber Technologies, Inc. 7.50%, due 9/15/27 (e)	15,810,000	16,674,649
VeriSign, Inc.
4.625%, due 5/1/23	6,615,000	6,685,648
4.75%, due 7/15/27	12,480,000	13,166,400
5.25%, due 4/1/25	26,661,000	29,353,761
		250,445,279
Investment Companies 1.4%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (e)	15,650,000	17,038,937
FS Energy & Power Fund 7.50%, due 8/15/23 (e)	59,477,000	61,262,500
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
4.75%, due 9/15/24 (e)	9,790,000	9,999,604
5.25%, due 5/15/27 (e)	22,370,000	22,454,111
6.25%, due 5/15/26	29,425,000	30,886,834
		141,641,986
Iron & Steel 1.4%
Allegheny Ludlum LLC 6.95%, due 12/15/25	22,688,000	24,076,506
Allegheny Technologies, Inc.
5.875%, due 12/1/27	7,000,000	7,138,950
7.875%, due 8/15/23	4,610,000	5,048,872
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (e)	62,509,000	65,647,577
Mineral Resources, Ltd. 8.125%, due 5/1/27 (e)	31,195,000	34,080,537
		135,992,442
Leisure Time 1.4%
Carlson Travel, Inc. (e)
6.75%, due 12/15/23 (g)	67,516,000	69,541,480
9.50%, due 12/15/24	47,475,000	47,475,000
Vista Outdoor, Inc. 5.875%, due 10/1/23	27,402,000	26,903,284
		143,919,764
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27 (e)	17,920,000	18,323,200
6.00%, due 8/15/26	29,915,000	31,784,687
6.375%, due 4/1/26	8,300,000	8,824,975
Choice Hotels International, Inc. 5.75%, due 7/1/22	25,470,000	27,477,800
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	23,325,000	24,666,188
5.125%, due 5/1/26	40,515,000	42,427,308
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, due 9/15/26	20,875,000	22,597,188
MGM Resorts International
5.50%, due 4/15/27	23,550,000	25,905,000
5.75%, due 6/15/25	7,615,000	8,489,354
		210,495,700
Machinery---Diversified 0.8%
Briggs & Stratton Corp. 6.875%, due 12/15/20	9,000,000	8,640,000
Colfax Corp. (e)
6.00%, due 2/15/24	12,645,000	13,312,909
6.375%, due 2/15/26	20,090,000	21,571,637
Stevens Holding Co., Inc. 6.125%, due 10/1/26 (e)	14,965,000	16,386,675
Tennant Co. 5.625%, due 5/1/25	21,840,000	22,795,500
		82,706,721
Media 6.3%
Altice Financing S.A. 7.50%, due 5/15/26 (e)	9,390,000	10,035,093
Altice France S.A. 7.375%, due 5/1/26 (e)	23,300,000	24,816,364
Block Communications, Inc. 6.875%, due 2/15/25 (e)	46,497,000	48,182,516
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, due 3/1/30 (e)	26,250,000	26,988,281
5.00%, due 2/1/28 (e)	27,440,000	28,709,100
5.125%, due 2/15/23	24,030,000	24,210,706
5.125%, due 5/1/27 (e)	37,725,000	39,424,511
5.375%, due 5/1/25 (e)	3,025,000	3,123,313
5.375%, due 6/1/29 (e)	10,015,000	10,716,050
5.75%, due 2/15/26 (e)	32,995,000	34,622,973
5.875%, due 4/1/24 (e)	25,215,000	26,023,897
5.875%, due 5/1/27 (e)	5,000,000	5,267,800
CSC Holdings LLC (e)
5.75%, due 1/15/30	29,935,000	32,180,724
6.50%, due 2/1/29	11,075,000	12,305,432
Diamond Sports Group LLC / Diamond Sports Finance Co. (e)
5.375%, due 8/15/26	5,490,000	5,468,600
6.625%, due 8/15/27	9,400,000	8,789,000
DISH DBS Corp.
5.875%, due 7/15/22	24,537,000	25,763,850
6.75%, due 6/1/21	11,000,000	11,536,250
7.75%, due 7/1/26	35,175,000	36,933,750
LCPR Senior Secured Financing DAC 6.75%, due 10/15/27 (e)	45,420,000	48,033,467
Meredith Corp. 6.875%, due 2/1/26	47,420,000	48,800,159
Quebecor Media, Inc. 5.75%, due 1/15/23	31,005,000	33,330,375
Sirius XM Radio, Inc. (e)
4.625%, due 7/15/24	5,000,000	5,184,375
5.50%, due 7/1/29	7,590,000	8,167,979
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (a)(b)(c)(d)	20,000,000	20,800,000
TEGNA, Inc. 4.625%, due 3/15/28 (e)	5,000,000	5,025,000
Videotron, Ltd.
5.00%, due 7/15/22	18,449,000	19,348,389
5.375%, due 6/15/24 (e)	21,850,000	23,598,000
		627,385,954
Metal Fabricate & Hardware 1.7%
Advanced Drainage Systems, Inc. 5.00%, due 9/30/27 (e)	6,615,000	6,829,988
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	67,820,000	69,591,458
Novelis Corp. 5.875%, due 9/30/26 (e)	63,380,000	67,182,800
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (e)	16,445,000	9,867,000
Park-Ohio Industries, Inc. 6.625%, due 4/15/27	16,190,000	16,434,955
		169,906,201
Mining 1.6%
Alcoa Nederland Holding B.V. (e)
6.75%, due 9/30/24	7,910,000	8,306,291
7.00%, due 9/30/26	20,510,000	22,228,738
Compass Minerals International, Inc. (e)
4.875%, due 7/15/24	6,000,000	5,962,500
6.75%, due 12/1/27	25,500,000	27,311,265
Constellium S.E. 5.875%, due 2/15/26 (e)	13,000,000	13,422,500
First Quantum Minerals, Ltd. (e)
7.25%, due 4/1/23	25,027,000	24,854,939
7.50%, due 4/1/25	4,000,000	3,940,000
Hecla Mining Co. 6.875%, due 5/1/21	24,355,000	24,306,290
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	9,500,000	9,975,000
Novelis Corp. 4.75%, due 1/30/30 (e)	15,145,000	15,211,638
		155,519,161
Miscellaneous---Manufacturing 0.9%
Amsted Industries, Inc. (e)
4.625%, due 5/15/30	6,000,000	6,075,000
5.625%, due 7/1/27	23,395,000	24,870,172
EnPro Industries, Inc. 5.75%, due 10/15/26	12,370,000	13,050,350
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp. 12.25%, due 11/15/26 (e)	19,885,000	20,581,015
Koppers, Inc. 6.00%, due 2/15/25 (e)	27,535,000	28,209,607
		92,786,144
Oil & Gas 6.1%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (e)
7.00%, due 11/1/26	11,790,000	8,370,900
10.00%, due 4/1/22	13,335,000	13,068,300
California Resources Corp. 8.00%, due 12/15/22 (e)	67,570,000	22,973,800
Callon Petroleum Co. 6.125%, due 10/1/24	23,000,000	21,993,750
CNX Resources Corp. 5.875%, due 4/15/22	4,784,000	4,724,200
Comstock Resources, Inc. 9.75%, due 8/15/26	64,495,000	52,563,425
CVR Energy, Inc. (e)
5.25%, due 2/15/25	9,000,000	8,892,000
5.75%, due 2/15/28	5,000,000	4,895,000
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (e)	15,000,000	15,037,500
EQT Corp. 6.125%, due 2/1/25	11,309,000	10,268,247
Gulfport Energy Corp.
6.00%, due 10/15/24	50,099,000	27,614,569
6.375%, due 5/15/25	24,354,000	12,177,000
6.375%, due 1/15/26	11,915,000	5,740,707
6.625%, due 5/1/23	7,192,000	4,890,560
Indigo Natural Resources LLC 6.875%, due 2/15/26 (e)	18,620,000	17,037,300
Matador Resources Co. 5.875%, due 9/15/26	13,330,000	13,047,404
Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (e)	12,465,000	9,146,194
Murphy Oil Corp. 6.875%, due 8/15/24	10,590,000	11,053,312
Murphy Oil USA, Inc.
4.75%, due 9/15/29	5,000,000	5,225,000
5.625%, due 5/1/27	10,417,000	11,198,275
Parkland Fuel Corp. (e)
5.875%, due 7/15/27	11,025,000	11,683,192
6.00%, due 4/1/26	5,705,000	6,004,513
Parsley Energy LLC / Parsley Finance Corp. (e)
5.25%, due 8/15/25	10,525,000	10,788,125
5.625%, due 10/15/27	7,475,000	7,867,437
6.25%, due 6/1/24	7,250,000	7,503,750
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, due 2/15/28 (e)	23,805,000	24,342,993
7.25%, due 6/15/25	15,825,000	16,807,416
PDC Energy, Inc. 6.125%, due 9/15/24	22,880,000	22,937,200
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (a)(b)(c)(f)	20,924,323	3,138,648
QEP Resources, Inc.
5.25%, due 5/1/23	4,500,000	4,320,000
5.625%, due 3/1/26	18,865,000	16,836,069
6.875%, due 3/1/21	6,000,000	6,142,500
Range Resources Corp.
5.875%, due 7/1/22	9,604,000	9,123,800
9.25%, due 2/1/26 (e)	22,300,000	19,739,737
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (b)(d)(h)	124,195,000	931,463
Southwestern Energy Co.
6.20%, due 1/23/25	23,736,000	19,760,220
7.50%, due 4/1/26	25,845,000	21,572,821
7.75%, due 10/1/27	2,500,000	2,087,500
SRC Energy, Inc. 6.25%, due 12/1/25	24,660,000	24,844,950
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, due 4/15/27	19,965,000	21,062,476
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	31,162,822	32,253,521
Transocean Guardian, Ltd. 5.875%, due 1/15/24 (e)	6,095,576	6,225,107
Transocean Poseidon, Ltd. 6.875%, due 2/1/27 (e)	8,000,000	8,360,000
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (e)	10,000,000	10,025,000
Ultra Resources, Inc. 6.875%, due 4/15/22 (e)	28,880,000	2,888,000
Viper Energy Partners, L.P. 5.375%, due 11/1/27 (e)	6,350,000	6,619,875
Whiting Petroleum Corp. 6.625%, due 1/15/26	14,001,000	7,866,812
		611,650,568
Oil & Gas Services 0.6%
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	44,275,000	39,626,125
Nine Energy Service, Inc. 8.75%, due 11/1/23 (e)	18,890,000	16,009,275
		55,635,400
Packaging & Containers 0.3%
ARD Finance S.A. 6.50% (6.50% Cash or 7.75% PIK), due 6/30/27 (e)(f)	13,985,000	14,438,114
Cascades, Inc. / Cascades U.S.A., Inc. (e)
5.125%, due 1/15/26	10,100,000	10,428,250
5.375%, due 1/15/28	9,000,000	9,312,300
		34,178,664
Pharmaceuticals 1.0%
Bausch Health Americas, Inc. (e)
8.50%, due 1/31/27	6,715,000	7,596,344
9.25%, due 4/1/26	14,000,000	15,977,500
Bausch Health Cos., Inc. (e)
5.00%, due 1/30/28	8,815,000	8,925,187
5.25%, due 1/30/30	8,735,000	8,898,781
6.125%, due 4/15/25	5,000,000	5,143,100
7.00%, due 1/15/28	5,000,000	5,415,700
7.25%, due 5/30/29	5,000,000	5,636,050
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (e)
6.00%, due 7/15/23	12,521,000	9,578,565
6.00%, due 2/1/25	5,000,000	3,462,500
Par Pharmaceutical, Inc. 7.50%, due 4/1/27 (e)	22,290,000	22,680,075
Vizient, Inc. 6.25%, due 5/15/27 (e)	9,000,000	9,701,145
		103,014,947
Pipelines 4.3%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,960,757
9.625%, due 11/1/21	10,349,000	11,672,617
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp.
5.375%, due 9/15/24	10,720,000	9,492,560
5.75%, due 3/1/27 (e)	3,000,000	2,339,100
5.75%, due 1/15/28 (e)	14,110,000	10,973,347
Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	14,380,000	16,302,606
Cheniere Energy Partners, L.P.
5.25%, due 10/1/25	14,515,000	14,950,450
5.625%, due 10/1/26	15,530,000	16,267,706
CNX Midstream Partners, L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (e)	21,066,000	19,328,055
Hess Midstream Operations L.P. 5.625%, due 2/15/26 (e)	2,000,000	2,093,410
Holly Energy Partners, L.P. / Holly Energy Finance Corp. (e)
5.00%, due 2/1/28	9,800,000	9,956,212
6.00%, due 8/1/24	18,000,000	18,813,600
MPLX, L.P.
4.875%, due 12/1/24	19,495,000	21,454,440
4.875%, due 6/1/25	28,790,000	31,896,611
NGPL PipeCo LLC 4.875%, due 8/15/27 (e)	16,630,000	17,988,311
NuStar Logistics, L.P.
6.00%, due 6/1/26	16,120,000	16,961,464
6.75%, due 2/1/21	12,715,000	13,086,278
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (i)(j)	44,328,000	41,061,026
Rockies Express Pipeline LLC (e)
3.60%, due 5/15/25	9,000,000	9,063,810
4.80%, due 5/15/30	15,220,000	14,959,738
Ruby Pipeline LLC 6.50%, due 4/1/22 (e)	4,035,788	4,232,879
Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	8,050,000	9,346,918
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (e)	26,235,000	26,497,875
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
5.00%, due 1/15/28	7,000,000	7,122,500
5.50%, due 3/1/30 (e)	24,000,000	24,752,400
5.875%, due 4/15/26	10,090,000	10,644,950
6.50%, due 7/15/27	18,950,000	20,655,500
TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	18,538,000	18,584,345
		423,459,465
Real Estate 1.1%
CBRE Services, Inc. 5.25%, due 3/15/25	4,405,000	5,015,486
Howard Hughes Corp. 5.375%, due 3/15/25 (e)	23,000,000	23,690,000
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	23,805,000	24,281,100
Newmark Group, Inc. 6.125%, due 11/15/23	31,644,000	34,703,962
Realogy Group LLC / Realogy Co-Issuer Corp. 9.375%, due 4/1/27 (e)	25,898,000	26,865,291
		114,555,839
Real Estate Investment Trusts 3.6%
Crown Castle International Corp.
4.875%, due 4/15/22	2,000,000	2,126,693
5.25%, due 1/15/23	46,935,000	51,332,127
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	6,575,000	6,821,563
Equinix, Inc.
5.375%, due 5/15/27	57,435,000	62,248,053
5.875%, due 1/15/26	47,725,000	50,640,998
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
5.625%, due 5/1/24	63,960,000	69,766,928
5.75%, due 2/1/27	25,800,000	28,702,500
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	23,925,000	25,149,960
Ryman Hospitality Properties, Inc. 4.75%, due 10/15/27 (e)	25,400,000	26,416,000
SBA Communications Corp. 3.875%, due 2/15/27 (e)	12,000,000	12,165,000
VICI Properties, L.P. / VICI Note Co., Inc. (e)
3.75%, due 2/15/27	7,500,000	7,537,500
4.125%, due 8/15/30	10,980,000	11,120,544
4.625%, due 12/1/29	8,600,000	8,987,000
		363,014,866
Retail 3.1%
1011778 B.C. ULC / New Red Finance, Inc. 4.375%, due 1/15/28 (e)	3,000,000	3,007,200
Asbury Automotive Group, Inc. 6.00%, due 12/15/24	53,326,000	54,925,780
Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (e)	22,935,000	22,813,445
Group 1 Automotive, Inc.
5.00%, due 6/1/22	10,040,000	10,090,200
5.25%, due 12/15/23 (e)	9,305,000	9,560,888
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (e)
4.75%, due 6/1/27	12,287,000	12,943,863
5.00%, due 6/1/24	27,355,000	28,141,456
5.25%, due 6/1/26	34,750,000	36,400,625
KGA Escrow, LLC 7.50%, due 8/15/23 (e)	17,755,000	18,731,525
L Brands, Inc.
5.625%, due 2/15/22	3,358,000	3,540,272
6.694%, due 1/15/27	9,587,000	9,922,545
Lithia Motors, Inc. 4.625%, due 12/15/27 (e)	8,080,000	8,261,800
Penske Automotive Group, Inc.
5.375%, due 12/1/24	7,000,000	7,183,750
5.50%, due 5/15/26	11,300,000	11,696,065
5.75%, due 10/1/22	27,491,000	27,779,656
TPro Acquisition Corp. 11.00%, due 10/15/24 (e)	10,000,000	10,250,000
Yum! Brands, Inc. 4.75%, due 1/15/30 (e)	31,090,000	33,227,437
		308,476,507
Software 4.5%
ACI Worldwide, Inc. 5.75%, due 8/15/26 (e)	7,500,000	8,028,038
Ascend Learning LLC 6.875%, due 8/1/25 (e)	27,000,000	28,215,000
Camelot Finance S.A. 4.50%, due 11/1/26 (e)	13,940,000	14,183,950
CDK Global, Inc.
4.875%, due 6/1/27	6,000,000	6,293,730
5.25%, due 5/15/29 (e)	14,500,000	15,515,000
5.875%, due 6/15/26	32,727,000	34,772,437
Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	13,299,000	13,797,713
Fair Isaac Corp. 5.25%, due 5/15/26 (e)	14,750,000	16,261,875
IQVIA, Inc. (e)
5.00%, due 10/15/26	30,113,000	31,505,726
5.00%, due 5/15/27	10,000,000	10,550,400
MSCI, Inc. (e)
4.00%, due 11/15/29	30,830,000	31,485,137
4.75%, due 8/1/26	13,290,000	13,921,275
5.25%, due 11/15/24	12,008,000	12,368,240
5.375%, due 5/15/27	22,685,000	24,584,869
5.75%, due 8/15/25	41,284,000	43,077,790
Open Text Corp. 5.875%, due 6/1/26 (e)	15,490,000	16,361,312
PTC, Inc.
3.625%, due 2/15/25 (e)	11,000,000	11,096,250
4.00%, due 2/15/28 (e)	15,000,000	15,150,000
6.00%, due 5/15/24	48,968,000	50,833,191
RP Crown Parent LLC 7.375%, due 10/15/24 (e)	26,090,000	26,937,925
SS&C Technologies, Inc. 5.50%, due 9/30/27 (e)	22,095,000	23,372,091
		448,311,949
Telecommunications 6.9%
CenturyLink, Inc.
5.80%, due 3/15/22	30,940,000	32,611,688
6.45%, due 6/15/21	10,000,000	10,495,000
CommScope Technologies LLC 6.00%, due 6/15/25 (e)	5,514,000	5,279,655
CommScope, Inc. (e)
6.00%, due 3/1/26	3,645,000	3,822,701
8.25%, due 3/1/27	29,010,000	29,807,775
Connect Finco SARL / Connect U.S. Finco LLC 6.75%, due 10/1/26 (e)	37,575,000	39,782,532
Frontier Communications Corp.
6.25%, due 9/15/21	16,315,000	7,504,900
10.50%, due 9/15/22	24,614,000	11,199,370
11.00%, due 9/15/25	17,496,000	8,015,355
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	21,850,000	23,705,065
6.625%, due 8/1/26	19,275,000	21,322,969
7.625%, due 6/15/21	26,000,000	27,801,800
Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	5,230,000	5,295,375
Level 3 Financing, Inc.
5.375%, due 5/1/25	21,200,000	21,889,000
5.625%, due 2/1/23	11,000,000	11,003,333
QualityTech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (e)	23,451,000	24,242,471
Sprint Capital Corp. 6.875%, due 11/15/28	102,020,000	103,805,350
Sprint Communications, Inc.
7.00%, due 3/1/20 (e)	25,490,000	25,569,019
9.25%, due 4/15/22	6,024,000	6,822,180
Sprint Corp.
7.25%, due 2/1/28 (e)	5,000,000	4,950,000
7.875%, due 9/15/23	44,100,000	46,851,399
T-Mobile USA, Inc.
4.00%, due 4/15/22	3,000,000	3,082,500
4.75%, due 2/1/28	31,435,000	33,438,981
5.125%, due 4/15/25	26,615,000	27,408,393
5.375%, due 4/15/27	33,000,000	35,227,500
6.00%, due 4/15/24	15,315,000	15,764,878
6.375%, due 3/1/25	37,982,000	39,204,641
6.50%, due 1/15/24	14,485,000	14,865,231
6.50%, due 1/15/26	45,400,000	48,416,830
		689,185,891
Textiles 0.3%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (e)	37,879,000	30,681,990

Toys, Games & Hobbies 0.8%
Mattel, Inc. (e)
5.875%, due 12/15/27	19,550,000	20,549,983
6.75%, due 12/31/25	56,645,000	60,751,762
		81,301,745
Transportation 0.1%
Teekay Corp. 9.25%, due 11/15/22 (e)	6,000,000	6,240,000

Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	18,100,000	18,643,000
Total Corporate Bonds (Cost $8,815,725,246)		8,962,254,388

Loan Assignments 2.9%
Auto Parts & Equipment 0.4%
Adient U.S. LLC Term Loan B 6.182% (3 Month LIBOR + 4.25%), due 5/6/24 (k)	6,708,744	6,711,541
Dealer Tire LLC (k)
2020 Term Loan B TBD, due 12/19/25	19,500,000	19,548,750
2018 Term Loan B 7.145% (1 Month LIBOR + 5.50%), due 12/12/25	9,925,000	9,900,188
		36,160,479
Banks 0.3%
Jane Street Group LLC 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 8/25/22 (k)	34,402,905	34,381,403

Beverage, Food & Tobacco 0.2%
United Natural Foods, Inc. Term Loan B 5.895% (1 Month LIBOR + 4.25%), due 10/22/25 (k)	24,582,541	21,904,077

Diversified Financial Services 0.1%
Jefferies Finance LLC 2019 Term Loan 5.063% (1 Month LIBOR + 3.25%), due 6/3/26 (k)	9,950,000	9,962,438

Healthcare, Education & Childcare 0.2%
Jaguar Holding Co. II 2018 Term Loan 4.145% (1 Month LIBOR + 2.50%), due 8/18/22 (k)	14,854,842	14,844,235

Insurance 0.1%
USI, Inc. 2017 Repriced Term Loan 4.945% (3 Month LIBOR + 3.00%), due 5/16/24 (k)	14,671,300	14,607,113

Internet 0.1%
NASCAR Holdings, Inc. Term Loan B 4.408% (1 Month LIBOR + 2.75%), due 10/19/26 (k)	5,661,702	5,708,881

Media 0.1%
Coral-US Co-Borrower LLC 2020 Term Loan B5 TBD, due 1/21/28 (k)	5,000,000	5,012,500

Metal Fabricate & Hardware 0.1%
Neenah Foundry Co. 2017 Term Loan 8.309% (2 Month LIBOR + 6.50%), due 12/13/22 (k)	9,260,657	8,982,837

Mining 0.0% ‡
Aleris International, Inc. 2018 Term Loan 6.395% (1 Month LIBOR + 4.75%), due 2/27/23 (k)	4,887,783	4,883,199

Oil & Gas 0.2%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 3/2/20 (a)(b)(c)	16,636,467	16,636,467

Personal, Food & Miscellaneous Services 0.0% ‡
1011778 B.C. Unlimited Liability Co. Term Loan B4 3.395% (1 Month LIBOR + 1.75%), due 11/19/26 (k)	4,549,697	4,542,590

Retail Stores 0.7%
Bass Pro Group LLC Term Loan B 6.645% (1 Month LIBOR + 5.00%), due 9/25/24 (k)	70,720,559	70,484,847

Software 0.3%
Ascend Learning LLC 2017 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 7/12/24 (k)	5,956,840	5,971,732
RP Crown Parent LLC 2016 Term Loan B 4.395% (1 Month LIBOR + 2.75%), due 10/12/23 (k)	19,811,107	19,897,781
		25,869,513
Transportation 0.1%
Commercial Barge Line Co. 2015 1st Lien Term Loan TBD, due 11/12/20	21,892,250	9,851,512

Total Loan Assignments (Cost $291,625,480)		283,832,091

Total Long-Term Bonds (Cost $9,120,616,799)		9,259,788,136

	Shares
Common Stocks 1.6%
Auto Parts & Equipment 0.2%
ATD New Holdings, Inc. (b)(c)(l)	142,545	4,098,169
Exide Technologies (a)(b)(c)(d)(l)	24,179,087	20,068,642
		24,166,811
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (b)(c)(l)	38,680	4,484,559

Independent Power & Renewable Electricity Producers 0.8%
GenOn Energy, Inc. (d)(l)	386,241	76,282,598
PetroQuest Energy, Inc. (a)(b)(c)	2,314,883	0
		76,282,598
Media 0.0% ‡
ION Media Networks, Inc. (a)(b)(c)(d)(l)	2,287	907,139

Metals & Mining 0.1%
Neenah Enterprises, Inc. (a)(b)(c)(d)(l)	720,961	9,235,510

Oil, Gas & Consumable Fuels 0.5%
Talos Energy, Inc. (l)	2,074,193	45,507,794
Titan Energy LLC (l)	91,174	4,331
		45,512,125
Software 0.0% ‡
ASG Corp. (a)(b)(c)(l)	12,502	0

Total Common Stocks (Cost $239,782,972)		160,588,742

Exchange-Traded Funds 0.4% (l)
iShares Gold Trust	618,700	9,385,679
SPDR Gold Shares	189,000	28,223,370

Total Exchange-Traded Funds (Cost $28,668,073)		37,609,049

Short-Term Investments 4.7%
Unaffiliated Investment Companies 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52% (m)	443,668,015	443,668,015
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (m)(n)	19,365,125	19,365,125

Total Short-Term Investments (Cost $463,033,140)		463,033,140

Total Investments (Cost $9,852,100,984)	99.7%	9,921,019,067
Other Assets, Less Liabilities	0.3	32,592,649
Net Assets	100.0%	$9,953,611,716

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Illiquid security - As of January 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $223,114,856, which represented 2.2% of the Fund's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of fair valued securities was $212,297,242, which represented 2.1% of the Fund's net assets.
(d)	Restricted security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(g)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $18,926,553. The Fund received cash collateral with a value of $19,365,125.
(h)	Issue in non-accrual status.
(i)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2020.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(l)	Non-income producing security.
(m)	Current yield as of January 31, 2020.
(n)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$13,690,030	$11,627	$13,701,657
Corporate Bonds (c)	—	8,805,399,259	156,855,129	8,962,254,388
Loan Assignments (d)	—	267,195,624	16,636,467	283,832,091
Total Long-Term Bonds	—	9,086,284,913	173,503,223	9,259,788,136
Common Stocks (e)	49,996,684	80,380,767	30,211,291	160,588,742
Exchange-Traded Funds	37,609,049	—	—	37,609,049
Short-Term Investments
Unaffiliated Investment Company	463,033,140	—	—	463,033,140
Total Investments in Securities	$550,638,873	$9,166,665,680	$203,714,514	$9,921,019,067

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $11,627 is held in Mining within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $132,916,481, $20,800,000, and $3,138,648 are held in Auto Parts & Equipment, Media, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The level 3 security valued at $16,636,467 is held in Oil & Gas within the Loan Assignments section of the Portfolio of Investments.

(e)	The Level 3 securities valued at $20,068,642, $0, $907,139, $9,235,510 and $0 are held in Auto Parts & Equipment, Independent Power & Renewable Electricity Producers, Media, Metals & Mining and Software, respectively, within the Common stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2020
Long-Term Bonds
Convertible Bonds	$27,739,709	$334,627	$-	$2,627,022	$2,577,296		$(33,267,027)	$-	$-	$11,627	$(200)
Corporate Bonds	156,761,758	(405,283)	-	(4,084,929)	4,583,583	(a)	-	-	-	156,855,129	(4,084,929)
Loan Assignments	16,636,467	-	-	-	-		-	-	-	16,636,467	-
Common Stocks	21,695,317	-	(99)	(21,023,719)	33,637,961		-	-	(4,098,169)	30,211,291	(21,023,719)
Total	$222,833,251	$(70,656)	$(99)	$(22,481,626)	$40,798,840		$(33,267,027)	$-	$(4,098,169)	$203,714,514	$(25,108,848)

(a)  Purchases include PIK securities.

As of  January 31, 2020, a security with a market value of $4,098,169 transferred from Level 3 to Level 2 as the the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of October 31, 2019, the fair value obtained for this security, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay MacKay Infrastructure Bond Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 91.7% †
Asset-Backed Securities 0.2%
Utilities 0.2%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$610,666	$631,206

Total Asset-Backed Securities (Cost $618,022)		631,206

Corporate Bonds 10.6%
Commercial Services 2.7%
Howard University 2.945%, due 10/1/30	2,250,000	2,254,043
Liberty University, Inc. 3.338%, due 3/1/34	3,000,000	3,132,261
Stetson University, Inc. 4.094%, due 12/1/59	2,000,000	2,253,830
YMCA of Greater New York 5.021%, due 8/1/38	2,440,000	2,877,862
		10,517,996
Electric 0.3%
Duke Energy Florida Project Finance LLC 2.538%, due 9/1/29	1,100,000	1,139,689

Health Care - Services 7.6%
Adventist Health System 3.378%, due 3/1/23	1,600,000	1,655,790
Baptist Health Obligated Group 3.289%, due 12/1/28	650,000	662,933
CommonSpirit Health Insured: AGM 3.817%, due 10/1/49	2,000,000	2,079,906
Jackson Laboratory 4.234%, due 7/1/38	1,000,000	1,109,488
Montefiore Obligated Group
Insured: AGM 5.246%, due 11/1/48	2,900,000	3,605,185
5.246%, due 11/1/48	3,550,000	4,234,502
Providence St. Joseph Health Obligated Group 2.532%, due 10/1/29	4,000,000	4,072,556
Rogers Memorial Hospital, Inc.
2.631%, due 7/1/26	1,080,000	1,083,845
2.988%, due 7/1/29	505,000	506,297
3.188%, due 7/1/31	640,000	641,629
3.792%, due 7/1/39	2,480,000	2,481,933
Sun Health Services 2.85%, due 11/15/27	2,000,000	2,006,545
Toledo Hospital
5.325%, due 11/15/28	2,000,000	2,283,654
Insured: AGM 5.75%, due 11/15/38	1,000,000	1,195,285
Virginia Mason Medical Center 5.136%, due 8/15/44	1,500,000	1,795,845
		29,415,393
Total Corporate Bonds (Cost $39,805,114)		41,073,078

Loan Assignments 0.8% (a)
Utilities 0.8%
PG&E Corp.
DIP Delayed Draw Term Loan 3.90% (1 Month LIBOR + 2.25%), due 12/31/20	750,000	765,000
DIP Term Loan 3.95% (1 Month LIBOR + 2.25%), due 12/31/20	2,250,000	2,295,000

Total Loan Assignments (Cost $3,013,590)		3,060,000

Municipal Bonds 79.5%
Arizona 0.2%
Arizona Industrial Development Authority, NCCU Properties LLC, Revenue Bonds Series B, Insured: BAM 3.10%, due 6/1/25	600,000	613,002

Arkansas 1.3%
Benton Washington Regional Public Water Authority, Revenue Bonds Series B, Insured: BAM 2.75%, due 10/1/33	3,000,000	3,057,180
City of Rogers, Sales & Use Tax, Revenue Bonds Series A 3.828%, due 11/1/25	1,675,000	1,856,402
		4,913,582
California 18.3%
Baldwin Park Unified School District, Unlimited General Obligation 4.256%, due 8/1/46	2,710,000	2,897,044
Bay Area Toll Authority, Revenue Bonds Series F-1 2.574%, due 4/1/31	1,500,000	1,554,420
California Educational Facilities Authority, Chapman University, Revenue Bonds Series A 3.661%, due 4/1/33	3,300,000	3,506,283
California Health Facilities Financing Authority, No Place Like Home Program, Revenue Bonds 2.584%, due 6/1/29	3,000,000	3,122,460
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes, Revenue Bonds 3.20%, due 10/1/29	1,785,000	1,827,626
California State Educational Facilities Authority, Chapman University, Revenue Bonds Series A 3.281%, due 4/1/28	1,000,000	1,060,280
California State Educational Facilities Authority, Loyola Marymount University, Revenue Bonds Series A 4.842%, due 10/1/48	1,400,000	1,586,578
California State Educational Facilities Authority, Santa Clara University, Revenue Bonds Series A 3.836%, due 4/1/47	2,500,000	2,625,975
City of Oakland CA, Pension Obligation, Revenue Bonds 4.00%, due 12/15/22	2,000,000	2,116,140
Coachella Valley Unified School District, Unlimited General Obligation Insured: BAM 3.24%, due 8/1/37	1,380,000	1,412,154
Coast Community College District, Unlimited General Obligation 2.588%, due 8/1/29	2,565,000	2,680,502
County of Sacramento CA, Pension Funding, Revenue Bonds Insured: AGM 3.127% (1 Month LIBOR + 1.45%), due 7/10/30 (a)	2,500,000	2,492,275
Covina-Valley Unified School District, Unlimited General Obligation Insured: AGM 3.261%, due 8/1/49	3,500,000	3,543,575
East Bay Municipal Utility District Water System, Build America Bonds, Revenue Bonds 5.874%, due 6/1/40	1,665,000	2,396,518
El Cajon Redevelopment Agency, Tax Allocation Insured: AGM 7.70%, due 10/1/30	2,000,000	2,685,420
El Rancho Unified School District, Unlimited General Obligation
Insured: AGM 2.60%, due 8/1/26	1,250,000	1,291,412
Insured: AGM 2.72%, due 8/1/27	700,000	724,612
Insured: AGM 2.77%, due 8/1/28	320,000	331,046
Gilroy Unified School District, Unlimited General Obligation 3.364%, due 8/1/47	1,250,000	1,265,550
Imperial County Pension Funding, Revenue Bonds Series A, Insured: AMBAC 6.82%, due 8/15/20	1,390,000	1,418,731
Inglewood Joint Powers Authority, Revenue Bonds Insured: BAM 3.469%, due 8/1/29	1,000,000	1,076,770
Los Angeles Community College District, Election 2008, Unlimited General Obligation Series B 7.53%, due 8/1/29	2,250,000	3,161,677
Lynwood Housing Authority, Revenue Bonds 4.00%, due 9/1/29	2,370,000	2,506,844
Pasadena Unified School District, Unlimited General Obligation Insured: AGM 2.881%, due 5/1/37	2,500,000	2,535,975
San Bernardino City Unified School District, Qualified School Construction Bonds, Certificates of Participation Insured: AGM 7.703%, due 2/1/21	765,000	785,074
San Bernardino Community College District, Election 2018, Unlimited General Obligation Series A-1 2.64%, due 8/1/29	3,500,000	3,657,850
San Diego County Regional Transportation Commission, Revenue Bonds Series A 2.499%, due 4/1/30	2,000,000	2,060,140
Santa Clarita Community College District, Unlimited General Obligation
2.632%, due 8/1/28	500,000	513,140
2.682%, due 8/1/29	600,000	617,214
2.762%, due 8/1/30	600,000	618,648
2.812%, due 8/1/31	650,000	671,677
2.862%, due 8/1/32	515,000	533,252
2.912%, due 8/1/33	560,000	580,922
Solano County Community College District, Unlimited General Obligation
2.717%, due 8/1/29	450,000	466,578
2.817%, due 8/1/30	575,000	600,128
2.867%, due 8/1/31	675,000	706,030
2.917%, due 8/1/32	650,000	681,824
2.967%, due 8/1/33	630,000	661,872
3.017%, due 8/1/34	700,000	737,170
Stockton Public Financing Authority, Green Bonds, Revenue Bonds Series A, Insured: BAM 3.61%, due 10/1/40	2,000,000	2,071,400
Twentynine Palms Redevelopment Agency, Tax Allocation Series A, Insured: BAM 4.25%, due 9/1/42	2,210,000	2,383,330
University of California, Revenue Bonds Series BD 3.349%, due 7/1/29	1,500,000	1,663,050
Ventura County Community College District, Unlimited General Obligation 2.417%, due 8/1/30	1,000,000	1,014,150
		70,843,316
Colorado 0.6%
Colorado State Housing & Finance Authority, Revenue Bonds Series G-1, Insured: GNMA 3.65%, due 11/1/46	1,060,000	1,118,268
Denver City & County Housing Authority, Intergovernmental Agreement, Revenue Bonds 3.237%, due 12/1/38	1,175,000	1,222,035
		2,340,303
Connecticut 2.4%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: BAM 2.913%, due 9/15/28	1,650,000	1,678,991
Series D, Insured: BAM 3.163%, due 9/15/31	2,500,000	2,548,550
Connecticut Airport Authority, Ground Transportation Center Project, Revenue Bonds
Series B 3.024%, due 7/1/25	2,045,000	2,148,088
Series B 4.282%, due 7/1/45	1,500,000	1,638,495
State of Connecticut, Unlimited General Obligation Series A 5.85%, due 3/15/32	1,000,000	1,332,230
		9,346,354
Delaware 0.1%
Delaware Municipal Electric Corp., Middletown & Seaford Projects, Revenue Bonds Series B, Insured: BAM 4.35%, due 10/1/34	500,000	544,410

District of Columbia 0.7%
District of Columbia Income Tax Secured, Revenue Bonds
Series B 2.632%, due 3/1/30	1,000,000	1,025,290
Series B 2.932%, due 3/1/33	1,485,000	1,535,134
		2,560,424
Florida 1.9%
City of Miami FL, Street & Sidewalk Improvement Program, Revenue Bonds Series B, Insured: AGM 4.592%, due 1/1/33 (b)	1,115,000	1,260,151
County of Miami-Dade FL Aviation, Revenue Bonds
Series B 3.275%, due 10/1/29	2,715,000	2,921,883
Series C 4.28%, due 10/1/41	3,000,000	3,353,130
		7,535,164
Georgia 1.4%
Municipal Electric Authority of Georgia, Build America Bonds, Plant Vogtle Project, Revenue Bonds
6.637%, due 4/1/57	2,201,000	3,156,894
Insured: AGM 6.655%, due 4/1/57	750,000	1,131,068
Valdosta & Lowndes County Hospital Authority, Revenue Bonds Series B 3.441%, due 10/1/41	1,000,000	1,039,010
		5,326,972
Guam 0.1%
Port Authority of Guam, Revenue Bonds Series C 4.532%, due 7/1/27	500,000	548,275

Hawaii 0.4%
Hawaii Airports Systems, Revenue Bonds Series A 3.14%, due 7/1/47	1,500,000	1,510,545

Illinois 7.8%
City of Chicago IL, Unlimited General Obligation
Series B, Insured: BAM 5.432%, due 1/1/42	675,000	833,564
Series B, Insured: BAM 6.034%, due 1/1/42	745,000	995,417
Series C1, Insured: BAM 7.781%, due 1/1/35	2,195,000	3,221,075
Cook County High School District No. 201, Qualified School Construction Bonds, Limited General Obligation Insured: BAM 4.845%, due 12/1/41	950,000	1,204,923
Cook County School District No. 89 Maywood, Unlimited General Obligation Series C, Insured: AGM 6.50%, due 12/15/20	400,000	414,344
County of Cook IL, Build America Bonds, Unlimited General Obligation
Series D 6.229%, due 11/15/34	1,611,000	2,189,784
Series B, Insured: AGM 6.229%, due 11/15/34	1,725,000	2,382,329
Series B 6.36%, due 11/15/33	1,500,000	2,049,435
Lake County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: BAM 4.25%, due 1/1/26	500,000	539,475
Series A, Insured: BAM 4.25%, due 1/1/29	750,000	812,955
Series A, Insured: BAM 4.25%, due 1/1/30	750,000	811,875
Sales Tax Securitization Corp., Revenue Bonds
Series B 3.82%, due 1/1/48	680,000	748,143
Series A 4.637%, due 1/1/40	2,000,000	2,415,160
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation Series B 2.907%, due 1/1/34	1,885,000	1,897,516
State of Illinois, Build America Bonds, Unlimited General Obligation
5.95%, due 3/1/23	450,000	496,746
Series 3, Insured: AGM 6.725%, due 4/1/35	1,510,000	1,927,998
State of Illinois, Sales Tax, Revenue Bonds 3.00%, due 6/15/25	3,750,000	3,818,400
State of Illinois, Unlimited General Obligation Series B 4.31%, due 4/1/23	500,000	528,520
Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 12/1/46	2,610,000	2,844,430
		30,132,089
Iowa 0.8%
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49 (c)	2,500,000	3,022,050

Kentucky 1.9%
Kenton County Airport Board, Senior Customer Facility Charge, Revenue Bonds
3.826%, due 1/1/29	925,000	1,031,773
4.489%, due 1/1/39	2,500,000	2,778,050
4.689%, due 1/1/49	1,400,000	1,572,774
Kentucky Economic Development Finance Authority, Louisville Arena Project, Revenue Bonds Series B, Insured: AGM 4.435%, due 12/1/38	2,000,000	2,191,300
		7,573,897
Maryland 1.6%
County of Baltimore MD, Build America Bonds, Unlimited General Obligation 4.90%, due 11/1/32	1,000,000	1,218,210
Maryland Community Development Administration, Department of Housing & Community Development, Revenue Bonds Series D 2.644%, due 3/1/50	1,500,000	1,509,720
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B 4.125%, due 6/1/29	580,000	622,479
Series B 4.125%, due 6/1/30	500,000	534,890
Maryland Stadium Authority, Warehouse Issue, Revenue Bonds Series B 3.709%, due 3/1/39	2,250,000	2,488,973
		6,374,272
Massachusetts 2.2%
City of Worcester, Ballpark Project, Limited General Obligation 4.75%, due 11/15/48	1,975,000	2,220,551
Commonwealth of Massachusetts, Limited General Obligation Series D 2.813%, due 9/1/43	1,500,000	1,530,375
Massachusetts Development Finance Agency, Lesley University, Revenue Bonds Series B 3.165%, due 7/1/32	1,705,000	1,769,398
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds Series B, Insured: AGM 4.496%, due 7/1/33	2,545,000	2,928,557
		8,448,881
Michigan 2.5%
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D 4.92%, due 11/1/39	1,830,000	2,350,031
Series E 8.369%, due 11/1/35	715,000	1,064,699
Michigan Finance Authority, Revenue Bonds Series C-1 3.585%, due 11/1/35	1,000,000	1,107,390
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds Series T 3.084%, due 12/1/34	5,000,000	5,255,900
		9,778,020
Minnesota 0.7%
Western Minnesota Municipal Power Agency, Revenue Bonds Series A 3.156%, due 1/1/39	2,500,000	2,642,725

Missouri 0.6%
Missouri Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds
Series B 2.744%, due 10/1/26	1,185,000	1,203,996
Series B 3.985%, due 10/1/40	1,000,000	1,023,950
		2,227,946
Nebraska 0.4%
Nebraska Public Power District, Revenue Bonds Series B1 2.593%, due 1/1/29	1,350,000	1,383,858

New Jersey 5.5%
Casino Reinvestment Development Authority, Inc., Revenue Bonds Series B, Insured: NATL-RE 5.46%, due 6/1/25	2,250,000	2,442,330
City of Vineland NJ, Unlimited General Obligation 3.193%, due 4/15/29	1,175,000	1,270,962
New Jersey Economic Development Authority, Revenue Bonds
Insured: AGM 7.398%, due 2/15/29	4,000,000	5,550,760
Series A, Insured: NATL-RE 7.425%, due 2/15/29	1,144,000	1,487,097
New Jersey Educational Facilities Authority, Kean University, Revenue Bonds Series C 3.236%, due 9/1/25	1,445,000	1,520,545
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series B 2.631%, due 6/15/24	4,150,000	4,234,743
North Hudson Sewerage Authority, Senior Lien Lease Certificates, Revenue Bonds Insured: AGM 2.978%, due 6/1/29	1,000,000	1,048,910
South Jersey Transportation Authority, Revenue Bonds
Series B 3.02%, due 11/1/25	500,000	508,660
Series B 3.12%, due 11/1/26	500,000	510,205
Series B 3.26%, due 11/1/27	500,000	513,885
Series B 3.36%, due 11/1/28	2,000,000	2,060,200
		21,148,297
New York 6.7%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds Series B, Insured: AGM 4.391%, due 7/15/41	1,500,000	1,773,705
City of Yonkers, Limited General Obligation Series C, Insured: BAM 2.818%, due 5/1/28	1,000,000	1,045,350
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Subseries B-3 3.95%, due 8/1/32	2,570,000	2,866,141
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds Series B, Insured: AGM 4.946%, due 8/1/48	1,000,000	1,119,300
New York State Dormitory Authority, New York University, Revenue Bonds Series B 4.85%, due 7/1/48	3,100,000	3,555,638
New York State Energy Research & Development Authority, Green, Revenue Bonds
Series A 3.62%, due 4/1/25	750,000	779,693
Series A 3.77%, due 4/1/26	1,045,000	1,089,308
Series A 3.927%, due 4/1/27	995,000	1,041,765
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35	2,000,000	2,117,040
Niagara Area Development Corp., Niagara University Project, Revenue Bonds 4.233%, due 5/1/49	1,000,000	1,021,540
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series B, Insured: AGM 2.499%, due 12/1/23	3,680,000	3,705,171
Series B, Insured: AGM 2.549%, due 12/1/24	2,455,000	2,475,941
Port Authority of New York & New Jersey, Consolidated 159th, Revenue Bonds Series B 6.04%, due 12/1/29	620,000	822,833
Triborough Bridge & Tunnel Authority, Build America Bonds, Revenue Bonds Series B 5.42%, due 11/15/36	2,000,000	2,732,100
		26,145,525
North Carolina 0.6%
University of North Carolina at Chapel Hill, Revenue Bonds Series C 3.327%, due 12/1/36	2,000,000	2,221,240

Ohio 4.4%
American Municipal Power, Inc., Build America Bonds, Revenue Bonds Series E 6.27%, due 2/15/50	1,920,000	2,729,165
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds Series D 3.014%, due 2/15/31	2,000,000	2,093,100
City of Cleveland OH, Airport System, Revenue Bonds Series A, Insured: BAM 2.882%, due 1/1/31	1,400,000	1,469,370
Dayton Metro Library, Unlimited General Obligation 2.676%, due 12/1/29	2,035,000	2,103,681
Northeast Ohio Regional Sewer District, Revenue Bonds
2.419%, due 11/15/30	1,245,000	1,284,255
2.519%, due 11/15/31	1,655,000	1,709,565
Summit County Development Finance Authority, Franciscan University of Steubenville Project, Revenue Bonds
Series B 5.125%, due 11/1/48	1,000,000	1,107,230
Series A 6.00%, due 11/1/48 (b)	1,750,000	2,065,560
University of Cincinnati, Revenue Bonds Series B 2.533%, due 6/1/29	2,500,000	2,565,650
		17,127,576
Oregon 0.3%
Port of Portland Airport, Portland International Airport, Revenue Bonds 4.067%, due 7/1/39	1,000,000	1,076,190

Pennsylvania 2.4%
Authority Improvement Municipalities, Carlow University, Revenue Bonds Series B 5.00%, due 11/1/53	1,000,000	1,038,970
Pennsylvania Economic Development Financing Authority, Build America Bonds, Revenue Bonds Series B 6.532%, due 6/15/39	1,495,000	2,128,461
State Public School Building Authority, School District of Philadelphia Project, Revenue Bonds
Series A 3.046%, due 4/1/28	1,920,000	1,986,778
Series A, Insured: AGM 3.196%, due 4/1/31	4,000,000	4,217,880
		9,372,089
Rhode Island 0.7%
Rhode Island Commerce Corp., Historic Structures Tax Credit Financing Program, Revenue Bonds Series A 3.297%, due 5/1/28	1,000,000	1,080,470
Rhode Island Turnpike & Bridge Authority, Revenue Bonds Series 1 2.761%, due 12/1/29	1,570,000	1,604,053
		2,684,523
South Carolina 1.7%
South Carolina Ports Authority, Revenue Bonds Series B 4.00%, due 7/1/59	2,250,000	2,461,230
South Carolina Public Service Authority, Revenue Bonds
Series D 2.388%, due 12/1/23	2,280,000	2,313,174
Series E 3.922%, due 12/1/24	813,000	874,016
Series C 6.454%, due 1/1/50	500,000	776,950
		6,425,370
Tennessee 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series B 4.409%, due 10/1/34	1,280,000	1,427,981
Metropolitan Nashville Airport Authority, Revenue Bonds Series B 4.00%, due 7/1/49	2,250,000	2,563,290
		3,991,271
Texas 3.1%
City of Houston TX, Utility System, Revenue Bonds Series C 2.255%, due 11/15/29	1,000,000	1,010,140
City of Houston, Limited General Obligation Series B 2.366%, due 3/1/28	2,855,000	2,909,445
Gainesville Hospital District, Limited General Obligation Series A 4.753%, due 8/15/23	1,520,000	1,617,553
North Texas Tollway Authority, Build America Bonds, Revenue Bonds Series B-2 8.91%, due 2/1/30	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County, Revenue Bonds Series B 4.875%, due 12/1/38	2,000,000	2,358,200
		11,895,338
Utah 0.9%
County of Salt Lake UT, Convention Hotel, Revenue Bonds 5.25%, due 10/1/34 (b)	3,610,000	3,596,426

Virginia 1.7%
Fredericksburg Economic Development Authority, Fredericksburg Stadium Project, Revenue Bonds Series A 4.00%, due 9/1/29 (b)	2,315,000	2,400,979
Montgomery County Economic Development Authority, Virginia Tech Foundation, Revenue Bonds Series B 3.33%, due 6/1/39	1,500,000	1,520,085
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds Series C, Insured: Moral Obligation 2.55%, due 11/1/28	2,550,000	2,648,175
		6,569,239
Washington 1.4%
Energy Northwest Electric Revenue, Build America Bonds, Bonneville Power Administration, Revenue Bonds Series B 5.71%, due 7/1/24	1,000,000	1,165,950
Energy Northwest Electric Revenue, Columbia Generating Station, Revenue Bonds Series B 3.457%, due 7/1/35	2,000,000	2,233,320
Klickitat County Public Utility District No. 1, Revenue Bonds
Series B, Insured: AGM 2.803%, due 12/1/29	700,000	715,274
Series B, Insured: AGM 3.688%, due 12/1/38	1,300,000	1,359,657
		5,474,201
West Virginia 0.9%
County of Ohio WV, Special District Excise Tax Revenue, The Highlands Project, Revenue Bonds Series A 4.00%, due 3/1/40	3,500,000	3,509,065

Wisconsin 2.3%
Kaukauna Electric Systems, Revenue Bonds
Insured: AGM 2.70%, due 12/15/31	1,285,000	1,299,996
Insured: AGM 2.75%, due 12/15/32	1,800,000	1,807,848
Insured: AGM 2.80%, due 12/15/33	1,700,000	1,707,021
State of Wisconsin, Revenue Bonds Series A 2.399%, due 5/1/30	4,000,000	4,069,040
		8,883,905
Total Municipal Bonds (Cost $294,161,375)		307,786,340

U.S. Government & Federal Agencies 0.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.00%, due 10/1/48	318,718	344,890
6.50%, due 4/1/37	40,304	45,795
		390,685
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
Government National Mortgage Association (Mortgage Pass-Through Securities) 6.50%, due 4/15/31	170,495	197,083

United States Treasury Notes 0.4%
United States Treasury Notes 1.75%, due 9/30/22	1,880,000	1,901,444

Total U.S. Government & Federal Agencies (Cost $2,359,950)		2,489,212

Total Long-Term Bonds (Cost $339,958,051)		355,039,836

Short-Term Investments 9.4%
Short-Term Municipal Note 0.6%
New York State Housing Finance Agency, 222 East 44th Street, Revenue Bonds Series B 1.72%, due 5/1/50 (d)	2,515,000	2,515,000

Total Short-Term Municipal Note (Cost $2,515,000)		2,515,000

U.S. Government & Federal Agencies 8.8%
Federal Home Loan Bank Discount Notes (zero coupon), due 2/3/20	34,000,000	34,000,000

Total U.S. Government & Federal Agencies (Cost $33,995,750)		34,000,000

Total Short-Term Investments (Cost $36,510,750)		36,515,000

Total Investments (Cost $376,468,801)	101.1%	391,554,836
Other Assets, Less Liabilities	(1.1)	(4,335,495)
Net Assets	100.0%	$387,219,341

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2020.
(d)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(300)	March 2020	$(38,947,931)	$(39,496,875)	$(548,944)
United States Treasury Long Bond	(225)	March 2020	(35,727,518)	(36,794,531)	(1,067,013)
Total Short Contracts					(1,615,957)
Net Unrealized Depreciation					$(1,615,957)

1. As of January 31, 2020, cash in the amount of $975,000 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

The following abbreviations are used in the preceding pages:

AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
GNMA	—Government National Mortgage Association
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$631,206	$—	$631,206
Corporate Bonds	—	41,073,078	—	41,073,078
Loan Assignments	—	3,060,000	—	3,060,000
Municipal Bonds	—	307,786,340	—	307,786,340
U.S. Government & Federal Agencies	—	2,489,212	—	2,489,212
Total Long-Term Bonds	—	355,039,836	—	355,039,836
Short-Term Investments
Short-Term Municipal Note	—	2,515,000	—	2,515,000
U.S. Government & Federal Agencies	—	34,000,000	—	34,000,000
Total Short-Term Investments	—	36,515,000	—	36,515,000
Total Investments in Securities	—	391,554,836	—	391,554,836

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(1,615,957)	$—	$—	$(1,615,957)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay International Equity Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 96.4% †
Canada 2.8%
Constellation Software, Inc. (Software)	8,849	$9,301,346

China 3.7%
Tencent Holdings, Ltd. (Interactive Media & Services)	256,578	12,322,457

Denmark 3.1%
Novo Nordisk A/S, Class B (Pharmaceuticals)	165,354	10,123,113

France 2.6%
Teleperformance S.E. (Professional Services)	33,687	8,473,373

Germany 11.7%
Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies)	35,054	4,295,867
Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	115,055	8,893,838
SAP S.E. (Software)	61,887	8,086,664
Scout24 A.G. (Interactive Media & Services) (a)	132,410	9,126,680
Symrise A.G. (Chemicals)	82,133	8,465,864
		38,868,913
India 5.0%
HDFC Bank, Ltd. (Banks)	573,680	9,842,381
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	195,305	6,613,671
		16,456,052
Ireland 7.1%
Accenture PLC, Class A (IT Services)	48,452	9,942,835
ICON PLC (Life Sciences Tools & Services) (b)	79,608	13,423,501
		23,366,336
Japan 12.6%
CyberAgent, Inc. (Media)	148,200	6,038,512
Lion Corp. (Household Products)	441,400	8,522,069
MonotaRO Co., Ltd. (Trading Companies & Distributors) (c)	196,800	4,853,026
Relo Group, Inc. (Real Estate Management & Development)	287,100	7,821,690
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	45,221	1,764,101
TechnoPro Holdings, Inc. (Professional Services)	58,400	3,977,592
ZOZO, Inc. (Internet & Direct Marketing Retail)	522,396	8,788,962
		41,765,952
Mexico 1.5%
Regional S.A.B. de C.V. (Banks)	864,239	4,921,847

Netherlands 7.8%
IMCD N.V. (Trading Companies & Distributors)	53,969	4,671,627
Koninklijke DSM N.V. (Chemicals)	77,745	9,510,403
Koninklijke Philips N.V. (Health Care Equipment & Supplies)	252,294	11,583,991
		25,766,021
Spain 4.9%
Amadeus IT Group S.A. (IT Services)	100,135	7,864,892
Industria de Diseno Textil S.A. (Specialty Retail)	252,191	8,494,255
		16,359,147
Sweden 2.7%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	164,862	8,994,123

Switzerland 5.6%
Lonza Group A.G., Registered (Life Sciences Tools & Services)	16,136	6,637,337
Sika A.G., Registered (Chemicals)	18,308	3,297,797
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	94,017	8,666,487
		18,601,621
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	100,456	5,418,597

United Kingdom 20.5%
Big Yellow Group PLC (Equity Real Estate Investment Trusts)	116,345	1,811,340
Compass Group PLC (Hotels, Restaurants & Leisure)	412,012	10,212,039
Diageo PLC (Beverages)	254,296	10,107,514
Experian PLC (Professional Services)	201,572	7,019,056
HomeServe PLC (Commercial Services & Supplies)	348,364	5,897,387
Johnson Matthey PLC (Chemicals)	246,228	8,470,002
LivaNova PLC (Health Care Equipment & Supplies) (b)	109,910	7,470,583
Prudential PLC (Insurance)	482,945	8,622,093
St. James's Place PLC (Capital Markets)	548,645	8,288,116
		67,898,130
United States 3.2%
Samsonite International S.A. (Textiles, Apparel & Luxury Goods) (a)	852,286	1,628,502
STERIS PLC (Health Care Equipment & Supplies)	59,901	9,026,482
		10,654,984
Total Common Stocks (Cost $280,985,716)		319,292,012

Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
United States 0.1%
MainStay U.S. Government Liquidity Fund, 1.40% (d)	399,427	399,427

Total Short-Term Investment (Cost $399,427)		399,427

Total Investments (Cost $281,385,143)	96.5%	319,691,439
Other Assets, Less Liabilities	3.5	11,662,787
Net Assets	100.0%	$331,354,226

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $280,340. The Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $295,580.
(d)	Current yield as of January 31, 2020.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$319,292,012	$—	$—	$319,292,012
Short-Term Investment
Affiliated Investment Company	399,427	—	—	399,427
Total Investments in Securities	$319,691,439	$—	$—	$319,691,439

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 97.6% †
Long-Term Municipal Bonds 89.7%
Alabama 0.7%
Black Belt Energy Gas District, Project No. 4, Revenue Bonds Series A-1 4.00%, due 12/1/49 (a)	$15,000,000	$17,032,050
City of Birmingham AL, Unlimited General Obligation Series A 5.00%, due 3/1/43 (b)	2,650,000	2,935,802
City of Thomasville AL, Unlimited General Obligation
Insured: BAM 5.00%, due 2/15/25	865,000	1,011,721
Insured: BAM 5.00%, due 2/15/26	915,000	1,096,252
Insured: BAM 5.00%, due 2/15/27	955,000	1,166,342
Insured: BAM 5.00%, due 2/15/28	250,000	310,460
Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds 5.00%, due 10/1/25	1,000,000	1,182,760
University of South Alabama, Revenue Bonds
Insured: AGM 4.00%, due 11/1/35	2,000,000	2,252,260
Insured: AGM 5.00%, due 11/1/29	1,110,000	1,356,809
Insured: AGM 5.00%, due 11/1/30	2,000,000	2,434,480
Water Works Board of the City of Birmingham, Revenue Bonds Series B 5.00%, due 1/1/32	6,140,000	7,541,578
		38,320,514
Alaska 0.1%
Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,904,751

Arizona 1.0%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,062,680
Arizona Industrial Development Authority, NCCU Properties LLC, Central University Project, Revenue Bonds Series A, Insured: BAM 4.00%, due 6/1/44	940,000	1,033,709
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series A 4.00%, due 1/1/39	3,600,000	4,267,980
Series A 4.00%, due 1/1/40	10,310,000	12,187,760
Series A 4.00%, due 1/1/41	9,095,000	10,719,822
Salt River Project Agricultural Improvement & Power District, Revenue Bonds Series A 5.00%, due 12/1/45	22,100,000	26,187,616
		55,459,567
Arkansas 0.8%
City of Fort Smith AR, Water & Sewer, Revenue Bonds
Insured: BAM 5.00%, due 10/1/28	1,535,000	1,905,887
Insured: BAM 5.00%, due 10/1/29	1,075,000	1,328,582
Insured: BAM 5.00%, due 10/1/31	2,335,000	2,862,710
County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds 5.00%, due 3/1/34	2,000,000	2,393,400
Pulaski County Special School District, Limited General Obligation 4.00%, due 2/1/48	15,500,000	16,359,475
Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,474,329
Springdale School District No. 50, Limited General Obligation
4.00%, due 6/1/36	2,500,000	2,629,750
4.00%, due 6/1/40	10,700,000	11,215,419
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/29	1,315,000	1,630,876
5.00%, due 10/1/30	1,110,000	1,370,084
5.00%, due 10/1/31	1,205,000	1,481,620
		46,652,132
California 10.3%
Alta Loma School District, Unlimited General Obligation Series B 5.00%, due 8/1/44	4,000,000	4,861,280
Anaheim Union High School District, Unlimited General Obligation 3.00%, due 8/1/33	3,725,000	4,029,742
Antelope Valley Community College District, Election 2016, Unlimited General Obligation Series A 4.50%, due 8/1/38	11,500,000	13,808,165
California Educational Facilities Authority, Prerefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	745,000	811,119
California Educational Facilities Authority, Unrefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	780,000	849,911
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds 5.00%, due 11/15/49	18,495,000	22,202,693
California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/35	1,230,000	1,409,199
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/41	5,000,000	6,000,700
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/22	390,000	432,849
5.00%, due 12/1/23	405,000	464,223
5.00%, due 12/1/24	425,000	501,861
5.00%, due 12/1/25	450,000	545,351
5.00%, due 12/1/26	470,000	580,981
5.00%, due 12/1/27	495,000	624,076
5.00%, due 12/1/28	520,000	654,300
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds
Insured: BAM 5.00%, due 5/15/32	1,570,000	1,959,957
Insured: BAM 5.00%, due 5/15/32	5,900,000	7,474,474
Insured: BAM 5.00%, due 5/15/39	9,815,000	12,169,717
Insured: BAM 5.00%, due 5/15/43	11,750,000	14,427,002
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	16,000,000	5,309,120
California State Educational Facilities Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/34	5,000,000	6,065,550
California Statewide Communities Development Authority, Cottage Health Obligation Group, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,521,300
Chula Vista Elementary School District, Unlimited General Obligation (zero coupon), due 8/1/23	5,000,000	4,843,100
City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	6,003,100
City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,066,450
City of Los Angeles CA, Wastewater System Revenue, Revenue Bonds Subseries A 5.00%, due 6/1/43	10,000,000	12,524,000
City of Richmond CA, Wastewater Revenue, Revenue Bonds Series A 5.25%, due 8/1/47	10,530,000	12,971,486
City of San Jose CA, Unlimited General Obligation Series A-1 5.00%, due 9/1/41	3,000,000	3,891,450
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series F, Insured: BAM 5.00%, due 8/1/46	12,385,000	14,711,770
Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	15,000,000	18,292,350
Compton Unified School District, Certificates of Participation
Series A, Insured: BAM 5.00%, due 6/1/31	250,000	307,213
Series A, Insured: BAM 5.00%, due 6/1/32	500,000	611,825
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM (zero coupon), due 6/1/38	1,250,000	743,013
Series B, Insured: BAM (zero coupon), due 6/1/39	1,340,000	766,038
Series B, Insured: BAM (zero coupon), due 6/1/40	1,500,000	824,055
Series B, Insured: BAM (zero coupon), due 6/1/41	1,750,000	923,160
Cotati-Rohnert Park Unified School District, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/42	2,865,000	3,430,780
El Monte Union High School District, Unlimited General Obligation Series A 5.00%, due 6/1/49	12,390,000	15,011,476
Etiwanda School District, Election 2016, Unlimited General Obligation Series A 5.00%, due 8/1/46	5,725,000	6,928,052
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/41	3,000,000	3,733,200
Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	3,042,547
Fontana Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/35	14,800,000	7,198,276
Series C (zero coupon), due 8/1/36	15,500,000	6,999,490
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series G (zero coupon), due 8/1/32	6,000,000	2,805,120
Series G (zero coupon), due 8/1/33	10,000,000	4,343,700
Series G (zero coupon), due 8/1/41	23,485,000	5,842,363
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	6,362,647
Golden State Tobacco Securitization Corp., Revenue Bonds Series A-1 5.00%, due 6/1/33	12,545,000	15,277,928
Jurupa Unified School District, Unlimited General Obligation Series C 5.25%, due 8/1/43	5,500,000	7,081,360
Live Oak Elementary School District, Certificates of Participation Insured: AGM 5.00%, due 8/1/39	3,205,000	3,810,553
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds Series A 5.00%, due 7/1/44	18,530,000	23,466,763
Los Angeles County Public Works Financing Authority, Revenue Bonds Series E-1 5.00%, due 12/1/44	8,000,000	10,245,920
Los Angeles Unified School District, Election 2008, Unlimited General Obligation Series B-1 5.25%, due 7/1/42	66,905,000	84,611,408
Lynwood Unified School District, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 8/1/45	2,500,000	2,850,700
Napa Valley Unified School District, Unlimited General Obligation Series C, Insured: AGM 4.00%, due 8/1/44	11,250,000	12,691,912
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM 5.00%, due 8/1/27	1,160,000	1,404,238
Insured: AGM 5.00%, due 8/1/28	1,755,000	2,120,338
Insured: AGM 5.00%, due 8/1/29	2,535,000	3,052,216
Oceanside Unified School District, Unrefunded Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	560,000	75,544
Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	6,220,000
Pittsburg Unified School District Financing Authority, Revenue Bonds 4.00%, due 9/1/43	500,000	577,215
Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,611,792
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/1/37	3,660,000	4,759,903
Riverside Community College District, Unlimited General Obligation 4.00%, due 8/1/34	3,700,000	4,553,627
Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
Series B, Insured: BAM 5.00%, due 10/1/29	875,000	1,066,118
Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,209,734
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,133,410
San Diego Association of Governments, South Bay Expressway, Senior Lien, Revenue Bonds
Series A 5.00%, due 7/1/30	2,475,000	3,120,604
Series A 5.00%, due 7/1/32	1,800,000	2,254,680
Series A 5.00%, due 7/1/38	1,150,000	1,413,465
San Diego County Regional Airport Authority, Revenue Bonds
Series A 4.00%, due 7/1/37	1,750,000	2,101,995
Series A 5.00%, due 7/1/39	2,000,000	2,589,620
Series A 5.00%, due 7/1/44	4,230,000	5,409,028
San Diego County Water Authority, Revenue Bonds 5.00%, due 5/1/34	5,850,000	6,504,440
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,555,540
San Marcos School Financing Authority, Revenue Bonds
Insured: AGM 5.00%, due 8/15/33	500,000	624,670
Insured: AGM 5.00%, due 8/15/34	1,000,000	1,243,720
Insured: AGM 5.00%, due 8/15/35	1,000,000	1,240,860
Insured: AGM 5.00%, due 8/15/36	1,100,000	1,359,919
Santa Clara Valley Water District, Revenue Bonds Series A 5.00%, due 6/1/49	2,865,000	3,471,205
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series A 5.00%, due 8/1/38	1,000,000	1,244,030
Series A 5.00%, due 8/1/39	1,000,000	1,241,280
Series A 5.00%, due 8/1/40	1,195,000	1,476,195
Solano County Community College District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/42	16,460,000	20,571,379
State of California, Unlimited General Obligation
5.00%, due 11/1/37	13,000,000	16,778,450
5.00%, due 11/1/39	3,000,000	3,850,980
5.25%, due 10/1/39	5,635,000	6,922,259
Susanville, Natural Gas Enterprise Refunding Project, Revenue Bonds Insured: AGM 4.00%, due 6/1/45	2,000,000	2,284,840
Tahoe-Truckee Unified School District, Unlimited General Obligation Series B 5.00%, due 8/1/41	2,200,000	2,652,804
Turlock Irrigation District, Revenue Bonds 5.00%, due 1/1/44	4,000,000	5,132,240
Twin Rivers Unified School District, Unrefunded Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,120,000	3,943,014
University of California, Revenue Bonds
Series AV 5.00%, due 5/15/42	1,725,000	2,134,429
Series AZ 5.00%, due 5/15/43	15,140,000	18,970,571
Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,401,920
Winters Joint Unified School District, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 8/1/46	1,400,000	1,718,276
		572,913,323
Colorado 1.6%
Adams State University, Revenue Bonds
Series A 4.00%, due 5/15/37	750,000	874,883
Series A 4.00%, due 5/15/39	1,085,000	1,257,385
Series A 4.00%, due 5/15/42	1,500,000	1,724,025
City of Colorado Springs CO, Utilities System, Revenue Bonds
Series A-2 4.00%, due 11/15/32	530,000	626,926
Series A-4 4.00%, due 11/15/32	855,000	1,011,362
Series A-2 4.00%, due 11/15/33	600,000	708,114
Series A-4 4.00%, due 11/15/33	700,000	826,133
Series A-2 4.00%, due 11/15/34	430,000	506,295
Series A-4 4.00%, due 11/15/34	900,000	1,059,687
Series A-2 4.00%, due 11/15/35	385,000	450,338
Series A-4 4.00%, due 11/15/35	740,000	865,585
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds 4.00%, due 11/15/43	3,905,000	4,470,522
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1 4.00%, due 8/1/39	1,000,000	1,133,890
Series A-2 5.00%, due 8/1/37	2,000,000	2,484,260
Series A-2 5.00%, due 8/1/38	1,500,000	1,856,730
Series A-2 5.00%, due 8/1/39	1,000,000	1,234,500
Colorado State Housing & Finance Authority, Revenue Bonds Series C, Insured: GNMA 4.25%, due 11/1/48	5,685,000	6,266,234
Denver City & County Airport Revenue Series A 5.00%, due 12/1/25 (c)	5,370,000	6,504,466
Denver Convention Center Hotel Authority, Revenue Bonds
5.00%, due 12/1/30	1,305,000	1,551,319
5.00%, due 12/1/31	1,885,000	2,231,482
5.00%, due 12/1/32	2,500,000	2,945,425
5.00%, due 12/1/36	1,000,000	1,166,120
Regional Transportation District, Certificates of Participation Series A 4.50%, due 6/1/44	13,000,000	14,231,490
South Suburban Park & Recreation District, Unlimited General Obligation
4.00%, due 12/15/36	950,000	1,125,627
4.00%, due 12/15/38	1,140,000	1,340,754
Vista Ridge Metropolitan District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 12/1/31	1,250,000	1,489,400
Weld County School District No. 6 Greeley, Unlimited General Obligation
Insured:ST AID WITHHLDG 5.00%, due 12/1/36	4,150,000	5,418,904
Insured:ST AID WITHHLDG 5.00%, due 12/1/40	11,240,000	14,488,810
Weld County School District No. RE-2 Eaton, Unlimited General Obligation 5.00%, due 12/1/39	6,560,000	8,473,421
		88,324,087
Connecticut 2.3%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: AGM 5.00%, due 8/15/33	3,090,000	3,701,326
Series D, Insured: AGM 5.00%, due 8/15/34	3,090,000	3,690,881
Series D, Insured: AGM 5.00%, due 8/15/35	3,090,000	3,679,232
Series D, Insured: AGM 5.00%, due 8/15/36	3,090,000	3,669,375
City of Hartford CT, Unlimited General Obligation
Series A 5.00%, due 4/1/28	2,500,000	2,705,425
Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,832,453
Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,946,725
City of Hartford CT, Unrefunded, Unlimited General Obligation
Series A 5.00%, due 4/1/29	895,000	967,379
Series A, Insured: AGM 5.00%, due 4/1/32	195,000	210,009
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Revenue Bonds Series D-1 4.00%, due 11/15/49	10,000,000	11,354,300
Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	12,207,884
Connecticut State Housing Finance Authority, Revenue Bonds
Subseries C-1 4.00%, due 11/15/45	5,590,000	6,121,665
Series B-1 4.00%, due 5/15/49	2,800,000	3,163,356
State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds
Series A 5.00%, due 9/1/30	5,000,000	5,829,400
Series A 5.00%, due 1/1/31	1,500,000	1,872,315
Series A, Insured: BAM 5.00%, due 9/1/31	14,470,000	17,785,800
Series A 5.00%, due 9/1/33	13,000,000	15,776,020
State of Connecticut, Unlimited General Obligation Series F 5.00%, due 9/15/28	12,810,000	16,612,777
University of Connecticut, Revenue Bonds
Series A 5.00%, due 11/1/33	2,000,000	2,514,860
Series A 5.00%, due 11/1/35	3,990,000	4,988,697
		128,629,879
Delaware 0.8%
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
5.00%, due 10/1/34	6,360,000	8,270,099
5.00%, due 10/1/35	8,085,000	10,482,768
5.00%, due 10/1/37	9,135,000	11,763,779
5.00%, due 10/1/39	3,095,000	3,961,755
State of Delaware, Unlimited General Obligation Series A 4.00%, due 1/1/33	6,000,000	7,426,260
		41,904,661
District of Columbia 1.8%
District of Columbia Income Tax Secured, Revenue Bonds
Series A 5.00%, due 12/1/30	27,275,000	27,641,304
Series A 5.00%, due 12/1/31	24,000,000	24,322,320
District of Columbia Water & Sewer Authority, Revenue Bonds Series B 5.00%, due 10/1/49	5,000,000	6,179,450
District of Columbia, Bryant Street Project, Tax Allocation
4.00%, due 6/1/39	2,370,000	2,737,018
4.00%, due 6/1/43	2,035,000	2,329,139
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds 5.00%, due 6/1/42	5,500,000	5,889,400
District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	525,000	552,641
District of Columbia, KIPP Charter School, Revenue Bonds 6.00%, due 7/1/48	1,575,000	1,844,010
District of Columbia,Revenue Bonds
Series A 4.00%, due 3/1/39	3,500,000	4,114,250
Series A 4.00%, due 3/1/40	2,000,000	2,344,400
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds
Series B 4.00%, due 10/1/39	1,000,000	1,159,700
Series B 5.00%, due 10/1/33	1,500,000	1,935,885
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds (b)
Series C, Insured: AGC 6.50%, due 10/1/41	8,000,000	10,460,160
Series B 6.50%, due 10/1/44	7,140,000	9,712,185
		101,221,862
Florida 3.1%
Central Florida Expressway Authority, Senior Lien, Revenue Bonds Series A 5.00%, due 7/1/35	2,205,000	2,824,495
City of Miami Beach FL Parking, Revenue Bonds Insured: BAM 5.00%, due 9/1/40	2,500,000	2,948,500
City of Miami Beach FL, Revenue Bonds 5.00%, due 9/1/47	2,500,000	2,738,550
City of Miami FL Parking System, Revenue Bonds
Insured: BAM 4.00%, due 10/1/33	1,520,000	1,776,865
Insured: BAM 4.00%, due 10/1/36	3,395,000	3,935,314
Insured: BAM 4.00%, due 10/1/37	2,535,000	2,926,835
Insured: BAM 4.00%, due 10/1/38	1,675,000	1,927,439
Insured: BAM 4.00%, due 10/1/39	2,820,000	3,235,894
City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	1,600,000	1,605,312
County of Miami-Dade FL Aviation, Revenue Bonds 5.00%, due 10/1/31	750,000	920,033
County of Miami-Dade FL Aviation, Unlimited General Obligation 5.00%, due 7/1/37	5,000,000	6,051,900
County of Miami-Dade Florida Water & Sewer System, Revenue Bonds
Series A 4.00%, due 10/1/44	9,500,000	10,694,435
Series B 5.00%, due 10/1/31	10,000,000	12,018,400
5.00%, due 10/1/43	7,250,000	9,022,480
5.00%, due 10/1/44	22,920,000	28,733,887
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM 4.00%, due 10/1/37	1,375,000	1,624,232
Insured: AGM 4.00%, due 10/1/39	1,400,000	1,638,210
Florida Housing Finance Corp., Revenue Bonds Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/49	2,715,000	2,957,477
Florida Keys Aqueduct Authority, Revenue Bonds Series A 5.00%, due 9/1/49	6,000,000	6,997,680
JEA Electric System, Revenue Bonds Series B 4.00%, due 10/1/36	5,525,000	6,278,665
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 5.00%, due 8/1/31	1,500,000	1,709,895
Pasco County FL, Fire-Rescue Projects, Unlimited General Obligation Series B-2 5.00%, due 10/1/48	1,880,000	2,359,889
Putnam County Development Authority, Revenue Bonds Series A 5.00%, due 3/15/42	5,000,000	6,038,900
South Miami Health Facilities Authority, Baptist Health South Florida, Revenue Bonds 5.00%, due 8/15/42	20,000,000	24,131,800
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area, Tax Allocation
5.00%, due 3/1/34	10,100,000	12,859,825
5.00%, due 3/1/35	10,620,000	13,488,674
		171,445,586
Georgia 1.4%
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A 5.00%, due 7/1/32	1,550,000	2,015,109
Series A 5.00%, due 7/1/33	2,380,000	3,080,696
Series A 5.00%, due 7/1/35	1,900,000	2,439,505
Series A 5.00%, due 7/1/36	2,850,000	3,642,898
Series A 5.00%, due 7/1/37	2,800,000	3,561,208
Series A 5.00%, due 7/1/38	2,250,000	2,851,425
Series A 5.00%, due 7/1/39	1,300,000	1,640,522
Dalton GA, Board of Water Light & Sinking Fund Commissioners, Revenue Bonds 5.00%, due 3/1/30	2,055,000	2,504,860
DeKalb County Water & Sewer Revenue, Revenue Bonds Series A 5.25%, due 10/1/41	7,500,000	8,012,775
Etowah Water & Sewer Authority, Revenue Bonds
Insured: BAM 4.00%, due 3/1/33	1,000,000	1,162,930
Insured: BAM 4.00%, due 3/1/35	1,250,000	1,446,913
Forsyth County Water & Sewerage Authority, Revenue Bonds 3.00%, due 4/1/35	1,000,000	1,099,230
Fulton County Development Authority, Piedmont Healthcare, Inc. Project, Revenue Bonds
Series A 4.00%, due 7/1/37	2,200,000	2,555,190
Series A 4.00%, due 7/1/38	1,750,000	2,025,065
Series A 4.00%, due 7/1/39	2,500,000	2,885,025
Series A 5.00%, due 7/1/36	3,000,000	3,804,900
Gwinnett County School District, Unlimited General Obligation 5.00%, due 2/1/41	11,410,000	14,552,656
Main Street Natural Gas, Inc., Revenue Bonds
Series A 5.00%, due 5/15/35	3,000,000	4,027,740
Series A 5.00%, due 5/15/36	3,700,000	4,995,259
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A 5.00%, due 1/1/37	1,000,000	1,219,530
Series A 5.00%, due 1/1/38	1,000,000	1,214,960
Municipal Electric Authority of Georgia, Revenue Bonds Series A 5.00%, due 1/1/35	5,000,000	5,697,950
		76,436,346
Guam 0.5%
Antonio B Won Pat International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (c)	5,000,000	5,810,150
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 7/1/36	1,750,000	2,035,022
5.00%, due 1/1/46	2,500,000	2,855,725
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,142,333
Series A, Insured: AGM 5.00%, due 10/1/44	655,000	741,152
Territory of Guam, Revenue Bonds
Series A 5.125%, due 1/1/42	3,085,000	3,255,076
Series A 6.50%, due 11/1/40	2,700,000	2,860,650
Territory of Guam, Section 30, Revenue Bonds
Series A 5.00%, due 12/1/27	2,265,000	2,726,698
Series A 5.00%, due 12/1/34	2,290,000	2,699,475
		29,126,281
Hawaii 0.4%
City & County of Honolulu HI, Unlimited General Obligation
Series C 5.00%, due 8/1/42	1,500,000	1,911,570
Series C 5.00%, due 8/1/44	1,000,000	1,267,830
State of Hawaii Department of Budget & Finance, Hawaii Pacific Health Obligation, Revenue Bonds Series A 6.00%, due 7/1/33	3,000,000	3,471,300
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc, Revenue Bonds 3.50%, due 10/1/49 (c)	7,000,000	7,157,430
State of Hawaii Highway Fund, Revenue Bonds
Series A 5.00%, due 1/1/38	2,765,000	3,524,933
Series A 5.00%, due 1/1/39	3,150,000	4,001,980
Series A 5.00%, due 1/1/40	2,140,000	2,713,841
		24,048,884
Idaho 0.8%
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A 5.00%, due 7/15/36	16,920,000	21,659,800
Series A 5.00%, due 7/15/37	10,000,000	12,756,600
Idaho Housing & Finance Association, Revenue Bonds
Series B, Insured: GNMA 4.00%, due 4/21/49	4,936,350	5,208,244
Series A, Insured: GNMA 4.50%, due 1/21/49	4,986,717	5,298,637
		44,923,281
Illinois 9.1%
Carol Stream Park District, Unlimited General Obligation Insured: BAM 5.00%, due 1/1/37	3,985,000	4,705,528
Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	17,309,272
Chicago Board of Education, Special Tax 6.00%, due 4/1/46	19,485,000	23,667,845
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/27	8,250,000	10,147,665
Series A, Insured: AGM 5.50%, due 12/1/39	11,455,000	12,239,095
Chicago Midway International Airport, Revenue Bonds Series A 5.375%, due 1/1/33 (c)	2,500,000	2,778,200
Chicago O'Hare International Airport, Revenue Bonds (c)
Series A 4.00%, due 1/1/32	2,900,000	3,015,884
Series C 5.50%, due 1/1/34	3,000,000	3,350,850
Chicago Park District, Limited General Obligation
Series A 5.00%, due 1/1/28	1,000,000	1,169,870
Series A 5.00%, due 1/1/29	750,000	875,295
Series B, Insured: BAM 5.00%, due 1/1/29	2,500,000	2,815,175
Series A 5.00%, due 1/1/31	1,000,000	1,157,050
Series A 5.00%, due 1/1/35	2,000,000	2,288,440
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds 5.25%, due 12/1/31	1,735,000	1,860,944
Chicago, Unlimited General Obligation Series A 6.00%, due 1/1/38	20,000,000	24,725,600
City of Chicago IL Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,238,419
City of Chicago IL, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 1/1/26	9,500,000	9,517,385
Series A, Insured: BAM 6.00%, due 1/1/38	6,000,000	7,481,100
City of Chicago IL, Wastewater Transmission, Revenue Bonds
5.00%, due 1/1/28	1,000,000	1,131,620
Series B, Insured: AGM 5.00%, due 1/1/30	7,585,000	9,165,790
5.00%, due 1/1/33	2,000,000	2,232,460
5.00%, due 1/1/39	8,420,000	9,337,106
5.00%, due 1/1/44	13,090,000	14,502,542
Series A, Insured: AGM 5.25%, due 1/1/42	4,000,000	4,780,800
City of Chicago IL, Wastewater, Revenue Bonds
5.00%, due 11/1/27	1,655,000	1,913,064
Series 2017-2, Insured: AGM 5.00%, due 11/1/28	2,000,000	2,472,540
5.00%, due 11/1/29	1,700,000	1,953,861
Series 2017-2, Insured: AGM 5.00%, due 11/1/30	3,000,000	3,674,040
Series 2017-2, Insured: AGM 5.00%, due 11/1/32	5,000,000	6,069,700
Series 2017-2, Insured: AGM 5.00%, due 11/1/33	10,000,000	12,106,800
Series 2017-2, Insured: AGM 5.00%, due 11/1/38	3,500,000	4,183,690
Insured: AGM 5.25%, due 11/1/33	4,535,000	5,593,152
Insured: AGM 5.25%, due 11/1/34	1,785,000	2,197,049
Insured: AGM 5.25%, due 11/1/35	3,025,000	3,714,337
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/37	1,240,000	1,290,356
City of Country Club Hills IL, Unlimited General Obligation Insured: BAM 4.50%, due 12/1/31	455,000	495,709
Cook County Community College District No. 508, City College of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,678,700
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	3,878,836
Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	3,004,032
Cook County School District No. 162, Unlimited General Obligation Series C, Insured: BAM 4.00%, due 12/1/38	2,000,000	2,228,260
Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,833,984
Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,678,150
Illinois State Toll Highway Authority, Revenue Bonds Series B 5.00%, due 1/1/41	5,665,000	6,790,466
Madison County Community Unit School, District No. 7 Edwardsville, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/20	2,085,000	2,135,374
Metropolitan Pier & Exposition Authority, Capital Appreciation, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	11,182,402
Metropolitan Pier & Exposition Authority, Capital Appreciation-McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	58,750,000	37,008,387
Peoria County School District No. 150, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 1/1/38	750,000	822,600
Series A, Insured: AGM 4.00%, due 1/1/39	1,175,000	1,285,932
Series A, Insured: AGM 5.00%, due 1/1/35	1,060,000	1,257,478
Rock Island County, Public Building Commission, Revenue Bonds
Insured: AGM 5.00%, due 12/1/31	500,000	596,815
Insured: AGM 5.00%, due 12/1/36	2,645,000	3,124,591
Sales Tax Securitization Corp., Revenue Bonds
Series A, Insured: BAM 5.00%, due 1/1/37	1,650,000	2,089,494
Series A 5.00%, due 1/1/40	2,665,000	3,219,640
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation Series A, Insured: BAM 4.00%, due 1/1/44	5,000,000	5,642,950
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,385,595
Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,874,016
Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,151,170
State of Illinois, Sales Tax, Revenue Bonds
Series C 4.00%, due 6/15/27	2,000,000	2,247,760
4.50%, due 6/15/36	17,500,000	17,976,875
State of Illinois, Unlimited General Obligation
Insured: BAM 4.00%, due 6/1/41	12,600,000	13,831,902
Series B 5.00%, due 9/1/27	23,750,000	28,698,787
Series C 5.00%, due 11/1/29	35,000,000	41,672,400
United City of Yorkville, Special Tax Insured: AGM 5.00%, due 3/1/32	3,780,000	4,431,634
Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,763,925
Village of Crestwood IL, Alternative Revenue Source, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 12/15/29	750,000	842,258
Series B, Insured: BAM 5.00%, due 12/15/30	850,000	955,222
Series B, Insured: BAM 5.00%, due 12/15/31	955,000	1,072,484
Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	7,670,000	9,149,159
Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 12/1/40	8,090,000	9,619,576
Village of Schaumburg IL, Unlimited General Obligation Series A 4.00%, due 12/1/41	37,350,000	40,144,527
Western Illinois Economic Development Authority, City of Quincy, Revenue Bonds Series B, Insured: BAM 4.00%, due 12/1/34	1,500,000	1,685,400
		506,119,014
Indiana 0.6%
Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
Series B 5.00%, due 2/1/24	2,100,000	2,260,608
Series A 5.00%, due 2/1/25	2,215,000	2,382,565
Series B 5.00%, due 2/1/25	2,210,000	2,377,186
Series B 5.00%, due 2/1/26	2,320,000	2,492,376
Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds 5.50%, due 8/15/40	7,425,000	7,584,118
Indiana Housing & Community Development Authority Single Family Mortgage, Revenue Bonds Series A, Insured: GNMA 4.00%, due 7/1/48	2,895,000	3,156,100
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds Series E 5.00%, due 1/1/40	6,350,000	7,993,062
Tippecanoe County School Building Corp., Revenue Bonds
4.00%, due 7/15/37	1,390,000	1,641,076
4.00%, due 7/15/38	1,215,000	1,426,969
Vanderburgh County Redevelopment District, Tax Allocation Insured: AGM 5.00%, due 2/1/31	2,310,000	2,773,686
		34,087,746
Iowa 1.4%
City of Coralville IA, Certificates of Participation
Series E 4.00%, due 6/1/21	545,000	549,682
Series E 4.00%, due 6/1/22	1,405,000	1,436,936
Series E 4.00%, due 6/1/23	1,320,000	1,339,061
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds Series C, Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/48	1,880,000	2,053,862
Iowa Finance Authority, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/47	2,855,000	3,230,404
Iowa Higher Education Loan Authority, Private College Facility, Grinnell College Project, Revenue Bonds 5.00%, due 12/1/46	10,700,000	12,900,241
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49 (a)	45,565,000	55,079,883
		76,590,069
Kansas 0.3%
City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	670,061
5.00%, due 12/1/28	410,000	482,070
5.00%, due 12/1/30	500,000	582,925
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,956,150
5.00%, due 9/1/34	5,000,000	5,903,550
5.00%, due 9/1/35	2,800,000	3,300,108
		13,894,864
Kentucky 0.2%
City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds
Series A 4.00%, due 2/1/21	1,070,000	1,097,627
Series A 5.00%, due 2/1/23	1,525,000	1,682,304
Fayette County School District Finance Corp., Revenue Bonds Series A 4.00%, due 5/1/38	2,995,000	3,339,156
Louisville / Jefferson County Metropolitan Government, Louisville Water Co., Revenue Bonds 3.00%, due 11/15/35	3,915,000	4,195,353
		10,314,440
Louisiana 0.7%
City of Shreveport LA, Unlimited General Obligation
Insured: BAM 5.00%, due 8/1/28	2,285,000	2,862,100
Insured: BAM 5.00%, due 8/1/30	5,355,000	6,669,224
Louisiana Local Government Environmental Facilities & Community Development Authority, McNeese State University Student Parking Co., Revenue Bonds
Insured: AGM 4.00%, due 3/1/22	335,000	354,319
Insured: AGM 4.00%, due 3/1/23	350,000	370,661
Louisiana Public Facilities Authority, Loyola University, Revenue Bonds 5.25%, due 10/1/30	2,930,000	3,143,333
Louisiana Public Facilities Authority, Unrefunded-Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/34	2,010,000	2,362,956
Louisiana Stadium & Exposition District, Revenue Bonds Series A 5.00%, due 7/1/30	1,485,000	1,670,462
State of Louisiana, Unlimited General Obligation
Series A 4.00%, due 2/1/34	9,830,000	10,814,769
Series A 5.00%, due 3/1/37	6,995,000	8,934,364
		37,182,188
Maine 0.0% ‡
Maine Housing Authority, Revenue Bonds Series F 3.65%, due 11/15/42	1,110,000	1,190,919

Maryland 1.7%
City of Baltimore MD, Water Projects, Revenue Bonds Series A 4.00%, due 7/1/37	2,065,000	2,433,127
County of Anne Arundel MD, Unlimited General Obligation
5.00%, due 10/1/42	7,200,000	9,306,792
5.00%, due 10/1/43	7,200,000	9,284,832
County of Baltimore, Unlimited General Obligation
4.00%, due 3/1/36	1,710,000	2,042,014
4.00%, due 3/1/37	10,120,000	12,002,826
Maryland Community Development Administration, Department of Housing & Community Development, Revenue Bonds
Series C 3.50%, due 3/1/50	3,700,000	4,049,169
Series A 4.25%, due 9/1/49	15,000,000	16,710,000
Maryland Stadium Authority, Construction & Revitalization, Revenue Bonds Series A 5.00%, due 5/1/42	24,645,000	30,363,379
Montgomery County Housing Opportunities Commission Program, Revenue Bonds Series A 4.00%, due 7/1/49	6,580,000	7,336,437
		93,528,576
Massachusetts 1.4%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation Series C 5.00%, due 5/1/45	15,000,000	18,923,700
Commonwealth of Massachusetts, Limited General Obligation Series A 5.25%, due 1/1/44	31,905,000	40,900,615
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,428,048
5.00%, due 10/1/31	1,200,000	1,425,048
5.00%, due 10/1/32	1,240,000	1,468,321
5.00%, due 10/1/33	1,500,000	1,770,870
5.00%, due 10/1/34	2,170,000	2,557,367
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds 4.00%, due 1/1/33	1,000,000	1,145,640
Massachusetts Educational Financing Authority, Revenue Bonds
Series B 5.70%, due 1/1/31 (c)	475,000	475,489
Series I 6.00%, due 1/1/28	450,000	450,396
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds Series 199 4.00%, due 12/1/48	3,455,000	3,774,276
Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,117,420
		76,437,190
Michigan 1.9%
Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	817,748
Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,916,659
Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,893,991
Downriver Utility Wastewater Authority, Revenue Bonds Insured: AGM 5.00%, due 4/1/31	1,600,000	1,970,192
Grand Rapids Public Schools, Unlimited General Obligation Insured: AGM 5.00%, due 11/1/42	1,400,000	1,749,552
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	12,400,000	13,569,816
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Series C 5.25%, due 7/1/35	20,000,000	24,241,400
Senior Lien-Series A 5.25%, due 7/1/41	5,000,000	5,263,050
Senior Lien-Series A 5.75%, due 7/1/37	5,550,000	5,898,318
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,480,355
Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,764,653
Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,770,555
Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	4,365,000	5,121,454
Michigan Finance Authority, Great Lakes Water, Revenue Bonds
Series C-7, Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,868,575
Series C-3, Insured: AGM 5.00%, due 7/1/33	3,000,000	3,451,170
Series C-1 5.00%, due 7/1/44	2,500,000	2,690,725
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D2, Insured: AGM 5.00%, due 7/1/28	500,000	584,905
Series D-1 5.00%, due 7/1/33	500,000	590,165
Series D-1 5.00%, due 7/1/34	500,000	587,915
Series D1, Insured: AGM 5.00%, due 7/1/35	2,000,000	2,294,900
Series D6, Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,447,766
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds
5.00%, due 11/1/24	750,000	886,020
5.00%, due 11/1/25	1,000,000	1,215,230
5.00%, due 11/1/27	1,200,000	1,523,556
5.00%, due 11/1/30	500,000	639,620
5.00%, due 11/1/31	750,000	954,975
Saginaw City School District, Unlimited General Obligation
Insured: Q-SBLF 5.00%, due 5/1/29	260,000	309,598
Insured: Q-SBLF 5.00%, due 5/1/30	350,000	414,834
Insured: Q-SBLF 5.00%, due 5/1/31	750,000	885,495
Insured: Q-SBLF 5.00%, due 5/1/34	250,000	293,025
Insured: Q-SBLF 5.00%, due 5/1/35	350,000	409,479
Insured: Q-SBLF 5.00%, due 5/1/36	425,000	496,472
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,340,000	2,346,856
		105,349,024
Minnesota 0.7%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Revenue Bonds 4.00%, due 11/15/37	1,000,000	1,141,080
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series E, Insured: GNMA/FMNA/FHLMC 4.25%, due 1/1/49	4,800,000	5,311,392
Series B, Insured: GNMA/FNMA/FHLMC 4.25%, due 7/1/49	10,200,000	11,404,212
State of Minnesota, Unlimited General Obligation
Series A 5.00%, due 8/1/36	2,500,000	3,202,375
Series A 5.00%, due 8/1/37	13,245,000	17,312,539
		38,371,598
Mississippi 0.2%
Mississippi Development Bank, Hinds County School District Project, Revenue Bonds 5.00%, due 3/1/43	1,035,000	1,255,703
Mississippi Home Corp., Mortgage Revenue, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.00%, due 12/1/44	1,890,000	2,076,014
State of Mississippi, Unlimited General Obligation Series B 4.00%, due 10/1/38	5,410,000	6,374,387
		9,706,104
Missouri 0.6%
City of Kansas MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,651,030
Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,589,520
Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	680,093
Missouri Housing Development Commission Mortgage Revenue, Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA/FNMA/FHLMC 4.25%, due 5/1/47	7,550,000	8,429,122
Series A, Insured: GNMA/FNMA/FHLMC 4.25%, due 5/1/49	4,300,000	4,752,059
Springfield School District No. R-12, Unlimited General Obligation 4.00%, due 3/1/35	3,140,000	3,737,542
		33,839,366
Montana 0.7%
Missoula County Elementary School District No. 1 School Building, Unlimited General Obligation
4.00%, due 7/1/30	145,000	169,377
4.00%, due 7/1/31	345,000	400,255
4.00%, due 7/1/32	590,000	680,589
4.00%, due 7/1/33	555,000	638,727
Missoula High School District No. 1 School Building, Unlimited General Obligation
4.00%, due 7/1/30	500,000	587,880
4.00%, due 7/1/31	335,000	389,920
4.00%, due 7/1/33	350,000	405,430
4.00%, due 7/1/34	370,000	426,395
4.00%, due 7/1/35	515,000	592,157
Montana Board of Housing, Revenue Bonds
Series B 3.40%, due 12/1/33	1,645,000	1,782,999
Series B 3.60%, due 6/1/37	2,125,000	2,306,645
Series B 4.00%, due 12/1/43	1,640,000	1,781,237
Montana Facilities Finance Authority, Revenue Bonds
5.00%, due 2/15/30	1,790,000	2,164,074
5.00%, due 2/15/31	1,500,000	1,802,730
5.00%, due 2/15/32	775,000	928,869
5.00%, due 2/15/33	1,320,000	1,578,100
5.00%, due 2/15/34	1,200,000	1,432,272
Silver Bow County School District No. 1, Unlimited General Obligation
4.00%, due 7/1/30	1,745,000	2,094,977
4.00%, due 7/1/32	1,945,000	2,308,520
4.00%, due 7/1/33	2,020,000	2,390,670
Yellowstone County K-12, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,260,000	2,890,472
5.00%, due 7/1/30	2,500,000	3,180,700
5.00%, due 7/1/31	3,015,000	3,820,970
5.00%, due 7/1/32	3,300,000	4,170,903
		38,924,868
Nebraska 0.8%
Central Plains Energy, Project No. 3, Revenue Bonds
5.00%, due 9/1/32	5,190,000	5,641,582
5.00%, due 9/1/42	13,960,000	15,174,660
5.25%, due 9/1/37	15,535,000	16,984,416
Colfax County School District No. 123, Unlimited General Obligation 4.00%, due 12/15/33	2,740,000	3,024,576
Nebraska Investment Finance Authority Single Family Housing, Revenue Bonds Series C 4.00%, due 9/1/48	5,160,000	5,639,983
		46,465,217
Nevada 0.8%
Clark County School District, Limited General Obligation Series B, Insured: AGM 4.00%, due 6/15/35	5,395,000	6,273,738
Clark County, Limited General Obligation
4.00%, due 6/1/30	800,000	851,584
Series C 4.00%, due 7/1/33	8,690,000	10,325,805
4.00%, due 6/1/35	1,900,000	2,260,696
4.00%, due 6/1/36	2,500,000	2,965,325
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds Series B 5.00%, due 7/1/43	4,500,000	5,511,240
State of Nevada Water Pollution Control Revolving Fund, Limited General Obligation
3.00%, due 8/1/33	2,080,000	2,265,266
3.00%, due 8/1/34	1,640,000	1,774,316
State of Nevada Water Pollution Control Revolving Fund, Limited General Obligation 3.00%, due 8/1/32	2,120,000	2,334,820
Washoe County School District, Limited General Obligation
Series A 3.00%, due 6/1/28	2,250,000	2,422,867
Series A, Insured: BAM 3.00%, due 6/1/33	3,000,000	3,237,510
Series A, Insured: BAM 3.00%, due 6/1/34	2,490,000	2,680,858
		42,904,025
New Hampshire 0.1%
City of Manchester NH, General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,931,220
New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
5.00%, due 1/1/31	905,000	1,067,149
5.00%, due 1/1/32	950,000	1,118,017
5.00%, due 1/1/33	1,000,000	1,174,320
5.00%, due 1/1/34	1,050,000	1,231,219
5.00%, due 1/1/35	600,000	702,396
		7,224,321
New Jersey 3.7%
Atlantic County Improvement Authority, Stockton University-Atlantic City, Revenue Bonds
Series A, Insured: AGM 5.00%, due 7/1/31	2,670,000	3,220,687
Series A, Insured: AGM 5.00%, due 7/1/32	1,305,000	1,569,054
Series A, Insured: AGM 5.00%, due 7/1/33	1,395,000	1,672,019
City of Atlantic City NJ, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 3/1/32	3,400,000	4,108,526
New Brunswick Parking Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 9/1/28	4,780,000	5,926,053
Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,926,808
Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,663,229
Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	8,304,958
New Jersey Building Authority, Unrefunded, Revenue Bonds
Series A, Insured: BAM 5.00%, due 6/15/25	2,015,000	2,395,089
Series A, Insured: BAM 5.00%, due 6/15/28	1,805,000	2,165,729
New Jersey Economic Development Authority, Revenue Bonds
5.00%, due 1/1/28 (c)	1,000,000	1,130,380
Series A, Insured: BAM 5.00%, due 7/1/28	2,000,000	2,457,860
5.50%, due 1/1/26 (c)	1,000,000	1,154,740
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM 5.00%, due 7/1/29	4,775,000	5,788,589
Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	6,036,300
Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,612,660
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds Series A 5.00%, due 7/1/38	10,000,000	12,189,900
New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series C 4.00%, due 12/1/48 (c)	2,250,000	2,453,850
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series C 4.75%, due 10/1/50	12,110,000	13,727,896
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A 5.00%, due 6/15/28	4,800,000	5,724,096
Series A 5.00%, due 6/15/29	8,380,000	9,952,926
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	20,864,400
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series A 5.00%, due 12/15/28	5,000,000	6,220,600
New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	2,000,000	2,340,160
Newark Housing Authority, Revenue Bonds
Insured: AGM 4.00%, due 12/1/27	500,000	566,525
Insured: AGM 4.00%, due 12/1/29	250,000	281,340
Insured: AGM 4.00%, due 12/1/30	250,000	279,803
Insured: AGM 4.00%, due 12/1/31	225,000	250,756
Insured: AGM 5.00%, due 12/1/28	750,000	910,950
Insured: AGM 5.00%, due 12/1/38	1,740,000	2,060,421
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM 5.00%, due 11/1/31	1,750,000	2,260,545
Series A, Insured: AGM 5.00%, due 11/1/32	1,500,000	1,931,340
Series A, Insured: AGM 5.00%, due 11/1/33	750,000	962,512
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/39	5,000,000	6,188,550
5.00%, due 6/1/40	6,000,000	7,409,040
5.00%, due 6/1/41	10,000,000	12,319,000
5.00%, due 6/1/42	13,600,000	16,716,032
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/31	3,000,000	3,687,930
Series A 5.00%, due 6/1/33	6,500,000	7,925,255
Series A 5.00%, due 6/1/34	1,500,000	1,818,780
Series A 5.00%, due 6/1/36	6,000,000	7,227,300
		204,402,588
New Mexico 0.2%
City of Albuquerque NM, Gross Receipts Lodgers Tax Revenue, Revenue Bonds Series A 4.00%, due 7/1/36	2,490,000	2,934,814
City of Farmington NM, Revenue Bonds Series C 5.90%, due 6/1/40	2,000,000	2,031,000
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds Series C, Class I, Insured: GNMA/FNMA/FHLMC 4.00%, due 1/1/49	3,310,000	3,630,408
		8,596,222
New York 13.5%
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
Insured: AGM 5.00%, due 12/15/20	1,025,000	1,059,440
Insured: AGM 5.00%, due 12/15/21	1,075,000	1,151,712
City of New York NY, Unlimited General Obligation
Subseries A-1 4.00%, due 8/1/40	21,800,000	25,555,922
5.25%, due 10/1/32	20,000,000	25,725,200
City of New York, Unlimited General Obligation
Subseries A-1 5.00%, due 8/1/39	11,070,000	14,155,541
Series B-1 5.00%, due 10/1/42	2,870,000	3,651,185
Series B-1 5.00%, due 10/1/43	2,835,000	3,595,319
County of Suffolk NY, Public Improvement, Limited General Obligation Series B, Insured: AGM 3.00%, due 10/15/31	4,460,000	4,782,993
Long Island Power Authority, Electric System, Revenue Bonds Insured: BAM 5.00%, due 9/1/44	10,000,000	11,449,200
Long Island Power Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,558,100
Series B 5.00%, due 9/1/45	8,970,000	10,450,588
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C, Insured: AGM 4.00%, due 11/15/45	8,000,000	9,197,280
Series C, Insured: AGM 4.00%, due 11/15/48	5,585,000	6,395,048
Series C, Insured: BAM 5.00%, due 11/15/42	7,500,000	9,447,750
Metropolitan Transportation Authority, Green, Revenue Bonds Series B-1 5.00%, due 11/15/36	4,500,000	5,557,680
Metropolitan Transportation Authority, Revenue Bonds
Series C, Insured: AGM 4.00%, due 11/15/49	4,725,000	5,402,093
Series D 5.00%, due 11/15/32	7,500,000	9,368,325
Series D-1, Insured: BAM 5.00%, due 11/15/33	12,650,000	15,158,748
New York City Housing Development Corp., Revenue Bonds Series E-1-C 4.95%, due 11/1/46	4,625,000	5,363,474
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1 5.00%, due 7/15/33	6,060,000	7,199,583
Series S-2 5.00%, due 7/15/34	3,000,000	3,607,290
Series S-1 5.00%, due 7/15/36	10,000,000	11,816,100
Series S-1 5.00%, due 7/15/43	8,555,000	10,196,191
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1 4.00%, due 11/1/38	4,380,000	5,132,878
Subseries F-1 5.00%, due 5/1/32	4,000,000	5,016,000
Series B-1 5.00%, due 8/1/32	10,000,000	11,708,400
Subseries A-1 5.00%, due 5/1/33	10,000,000	12,244,800
Series A-2 5.00%, due 8/1/34	7,795,000	9,786,622
Series A1 5.00%, due 8/1/36	5,100,000	6,109,341
Subseries E-1 5.00%, due 2/1/37	5,000,000	6,048,050
Series E-1 5.00%, due 2/1/41	2,500,000	2,919,825
Subseries F-1 5.00%, due 5/1/42	11,500,000	14,031,725
Subseries B-1 5.25%, due 8/1/37	5,570,000	7,170,985
New York City Transitional Finance Authority, Revenue Bonds Series B-1 4.00%, due 11/1/41	11,655,000	13,637,282
New York City Water & Sewer System, Revenue Bonds Series EE 5.25%, due 6/15/33	6,235,000	7,962,469
New York City Water & Sewer System, Second General Resolution, Revenue Bonds Series AA 4.00%, due 6/15/40	5,030,000	5,944,253
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds Class 1 2.45%, due 9/15/69	12,925,000	13,402,837
New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	13,203,774
New York Liberty Development Corp., World Trade Center, Revenue Bonds 5.75%, due 11/15/51	18,940,000	20,490,807
New York State Dormitory Authority, Revenue Bonds
Series D 4.00%, due 2/15/39	15,000,000	17,732,850
Series D 4.00%, due 2/15/40	15,000,000	17,666,400
Series E 5.00%, due 3/15/34	4,190,000	5,040,696
Series D 5.00%, due 2/15/41	21,000,000	27,013,560
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series E 5.00%, due 3/15/37	5,250,000	6,708,240
Series B 5.00%, due 3/15/40	26,080,000	32,498,549
5.00%, due 3/15/40	8,280,000	10,137,618
Series E 5.00%, due 3/15/40	5,000,000	6,300,900
Series A 5.00%, due 3/15/42	10,000,000	12,391,800
Series A 5.00%, due 3/15/43	10,000,000	12,367,500
5.00%, due 3/15/44	5,000,000	6,077,200
Series A 5.00%, due 3/15/45	3,000,000	3,699,510
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds 5.00%, due 2/15/38	13,490,000	16,717,617
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A 5.00%, due 7/1/36	1,000,000	1,240,900
Series A 5.00%, due 7/1/38	1,000,000	1,233,010
New York State Environmental Facilities Corp., Green Bond, 2010 Master Finance Program, Revenue Bonds Series A 5.00%, due 8/15/44	22,385,000	28,579,825
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: AGM 4.00%, due 1/1/40	8,500,000	10,014,615
Series B 4.00%, due 1/1/41	7,435,000	8,668,764
Series A 5.00%, due 1/1/46	4,000,000	4,720,080
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A 5.00%, due 3/15/30	12,350,000	15,169,505
Series A 5.00%, due 3/15/43	10,360,000	12,849,819
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (c)
Insured: AGM 4.00%, due 7/1/31	10,925,000	12,095,286
Series A, Insured: AGM 4.00%, due 7/1/36	24,800,000	27,217,008
Port Authority of New York & New Jersey, Consolidated 172nd, Revenue Bonds 4.25%, due 10/1/32 (c)	5,000,000	5,314,050
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds 5.00%, due 11/1/44 (c)	6,690,000	8,345,441
Rensselaer City School District, Certificates of Participation
Insured: AGM 5.00%, due 6/1/30	1,880,000	2,280,666
Insured: AGM 5.00%, due 6/1/32	2,000,000	2,410,800
Suffolk County NY, Public Improvement, Limited General Obligation Series B, Insured: AGM 5.00%, due 10/15/28	4,020,000	5,034,527
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B 5.00%, due 11/15/35	8,560,000	10,610,377
Series B 5.00%, due 11/15/38	3,600,000	4,427,172
Series A 5.00%, due 11/15/43	6,000,000	7,566,840
Series A 5.00%, due 11/15/44	3,150,000	3,881,525
Series A 5.00%, due 11/15/45	12,540,000	15,425,830
Series A 5.00%, due 11/15/46	5,000,000	6,141,400
TSASC, Inc., Revenue Bonds
Series A 5.00%, due 6/1/34	6,990,000	8,330,892
Series A 5.00%, due 6/1/35	2,865,000	3,403,047
		745,968,629
North Carolina 0.2%
City of Charlotte Water & Sewer System, Revenue Bonds Series B 5.00%, due 7/1/38	5,000,000	5,081,250
North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,014,170
North Carolina State Housing Finance Agency, Revenue Bonds Series 42, Insured: GNMA/FNMA 4.00%, due 1/1/50	4,995,000	5,570,224
		11,665,644
North Dakota 0.4%
North Dakota Board of Higher Education, University of North Dakota Housing & Auxiliary Facilities, Revenue Bonds Series A, Insured: AGM 4.00%, due 4/1/44	5,500,000	6,294,915
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Revenue Bonds
Series D 4.25%, due 1/1/49	8,715,000	9,593,124
Series A 4.25%, due 7/1/49	2,985,000	3,314,305
		19,202,344
Ohio 1.3%
City of Akron OH, Income Tax, Revenue Bonds
4.00%, due 12/1/37	525,000	595,875
4.00%, due 12/1/38	770,000	871,963
City of Cleveland OH, Income Tax, Bridges & Roadways Improvements, Revenue Bonds Series A-2 5.00%, due 10/1/37	380,000	436,088
Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
Insured: BAM 5.00%, due 12/1/31	650,000	774,221
Insured: BAM 5.00%, due 12/1/32	2,200,000	2,613,578
Insured: BAM 5.00%, due 12/1/33	1,335,000	1,581,922
Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,057,062
County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,207,280
Ohio Higher Educational Facility Commission, Oberlin College Project, Revenue Bonds 5.00%, due 10/1/31	2,800,000	3,183,376
Ohio Housing Finance Agency, Residential Mortgage Revenue, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.50%, due 9/1/48	5,820,000	6,479,755
Ohio State Water Development Authority, Revenue Bonds
Series B 3.00%, due 12/1/33	2,120,000	2,332,933
Series B 3.00%, due 12/1/34	2,100,000	2,304,750
State of Ohio, Unlimited General Obligation
Series A 5.00%, due 5/1/36	5,500,000	6,833,365
Series A 5.00%, due 2/1/38	3,000,000	3,610,680
Series A 5.00%, due 5/1/38	14,500,000	17,913,735
Series A 5.00%, due 6/15/39	5,000,000	6,428,200
University of Cincinnati, Revenue Bonds Series A 5.00%, due 6/1/45	10,000,000	12,093,400
		72,318,183
Oklahoma 0.9%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A 5.00%, due 9/1/26	1,800,000	2,224,368
Series A 5.00%, due 9/1/27	3,780,000	4,634,734
Series A 5.00%, due 9/1/28	5,000,000	6,106,800
Series A 5.00%, due 9/1/29	4,620,000	5,627,299
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	3,200,000	3,908,352
5.00%, due 9/1/29	2,370,000	2,886,731
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds Series A 4.75%, due 9/1/48	3,110,000	3,502,233
Oklahoma Housing Finance Agency, Single Family Mortgage Program, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.00%, due 9/1/49	5,500,000	6,126,065
Oklahoma Municipal Power Authority, Revenue Bonds Series A 4.00%, due 1/1/47	7,650,000	8,045,122
Oklahoma State Municipal Power Authority, Revenue Bonds
Series A 5.00%, due 1/1/29	250,000	302,040
Series A 5.00%, due 1/1/30	900,000	1,083,654
Series A 5.00%, due 1/1/32	805,000	964,326
Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	506,430
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds
5.00%, due 3/1/31	1,820,000	2,321,501
5.00%, due 3/1/33	2,500,000	3,158,550
		51,398,205
Oregon 0.4%
Marion & Polk Counties, Salem-Keizer School District No. 24J, Unlimited General Obligation Insured: School Bond Guaranty 5.00%, due 6/15/39	4,000,000	5,039,600
Oregon State Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds Series C 4.50%, due 7/1/49	10,510,000	11,659,058
Port of Portland Airport, Portland International Airport, Revenue Bonds Series 22 5.00%, due 7/1/44 (c)	3,190,000	3,626,966
		20,325,624
Pennsylvania 2.2%
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	6,000,000	6,779,580
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds Insured: BAM 5.00%, due 6/1/31	10,000,000	12,579,900
County of Lancaster PA, Unlimited General Obligation
Series A, Insured: BAM 4.00%, due 5/1/30	500,000	559,330
Series A, Insured: BAM 4.00%, due 5/1/31	420,000	466,557
Cumberland County Municipal Authority, Penn State Health Obligated Group, Revenue Bonds
4.00%, due 11/1/36	1,250,000	1,443,000
4.00%, due 11/1/37	2,100,000	2,414,286
Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds 5.00%, due 6/1/42	2,875,000	3,102,010
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds 4.00%, due 8/15/44	18,625,000	21,504,611
Pennsylvania Higher Educational Facilities Authority, University of Pittsburg Medical Center, Revenue Bonds Series E 5.00%, due 5/15/31	1,500,000	1,517,520
Pennsylvania Turnpike Commission, Revenue Bonds Series A, Insured: BAM 5.00%, due 12/1/44	10,000,000	12,421,600
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/31	2,300,000	2,801,837
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/1/44	4,530,000	5,644,289
State Public School Building Authority, Philadelphia Community College, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/15/28	5,505,000	6,474,761
State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/31	30,000,000	36,487,800
West Chester Area School District, Limited General Obligation
4.00%, due 5/15/36	4,150,000	4,816,158
4.00%, due 5/15/37	3,450,000	3,992,513
		123,005,752
Puerto Rico 2.8%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	14,410,000	14,834,086
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 7/1/22	715,000	738,259
Series A, Insured: AGC 5.00%, due 7/1/26	575,000	590,255
Series A, Insured: AGC 5.00%, due 7/1/27	525,000	538,871
Series A-4, Insured: AGM 5.00%, due 7/1/31	5,170,000	5,228,628
Series A, Insured: AGM 5.00%, due 7/1/35	31,630,000	33,841,886
Insured: AGM 5.25%, due 7/1/20	1,430,000	1,449,076
Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	447,119
Series A, Insured: AGM 5.25%, due 7/1/24	1,955,000	2,034,158
Series C, Insured: AGM 5.375%, due 7/1/28	700,000	727,160
Series A, Insured: NATL-RE 5.50%, due 7/1/20	4,850,000	4,915,960
Series C, Insured: AGM 5.75%, due 7/1/37	1,150,000	1,197,047
Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,240,000	2,310,224
Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
Series A, Insured: AGC 5.00%, due 7/1/34	285,000	291,358
Insured: AGC 5.25%, due 7/1/32	500,000	518,820
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/28	4,350,000	4,464,448
Series A, Insured: AGC 6.125%, due 7/1/24 (b)	660,000	713,242
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	4,855,000	4,868,691
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM 3.625%, due 7/1/23	3,115,000	3,115,498
Series UU, Insured: AGC 4.25%, due 7/1/27	2,345,000	2,349,924
Series NN, Insured: NATL-RE 4.75%, due 7/1/33	1,140,000	1,141,585
Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,200,000	1,218,192
Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,450,000	1,475,578
Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,127,354
Series SS, Insured: NATL-RE 5.00%, due 7/1/23	825,000	841,690
Series UU, Insured: AGM 5.00%, due 7/1/23	2,290,000	2,348,532
Series UU, Insured: AGM 5.00%, due 7/1/24	4,415,000	4,532,042
Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,915,000	2,981,549
Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	513,210
Series SS, Insured: AGM 5.00%, due 7/1/30	550,000	563,387
Series VV, Insured: NATL-RE 5.25%, due 7/1/26	1,875,000	2,057,437
Series VV, Insured: NATL-RE 5.25%, due 7/1/29	1,470,000	1,617,706
Series VV, Insured: NATL-RE 5.25%, due 7/1/32	1,225,000	1,341,351
Series VV, Insured: NATL-RE 5.25%, due 7/1/34	550,000	602,069
Series VV, Insured: NATL-RE 5.25%, due 7/1/35	120,000	131,197
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series L, Insured: NATL-RE 5.25%, due 7/1/24	2,195,000	2,372,729
Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,525,000	6,049,764
Series CC, Insured: AGM 5.25%, due 7/1/33	2,100,000	2,415,588
Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,030,000	5,509,258
Series N, Insured: AGC 5.25%, due 7/1/34	5,050,000	5,820,579
Series N, Insured: AGC, AGM 5.25%, due 7/1/36	1,425,000	1,643,196
Series N, Insured: AGC 5.25%, due 7/1/39	100,000	115,104
Series L, Insured: AGC 5.25%, due 7/1/41	2,535,000	2,920,041
Series E, Insured: AGM 5.50%, due 7/1/21	670,000	699,554
Series N, Insured: AGC, AGM 5.50%, due 7/1/29	3,270,000	3,751,344
Series CC, Insured: AGC 5.50%, due 7/1/31	1,780,000	2,062,361
Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,299,181
Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	667,076
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 4.75%, due 8/1/22	820,000	838,548
Series A, Insured: AGM 5.00%, due 8/1/21	195,000	198,658
Series A, Insured: AGM 5.00%, due 8/1/27	290,000	297,662
Series A, Insured: AGM 5.00%, due 8/1/30	1,720,000	1,761,865
Series C, Insured: AGC 5.25%, due 8/1/20	210,000	213,377
Series C, Insured: AGC 5.25%, due 8/1/23	340,000	366,384
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series F, Insured: NATL-RE, XLCA 5.25%, due 7/1/23	265,000	283,463
Series K, Insured: AGM 5.25%, due 7/1/27	1,150,000	1,174,162
Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	309,279
Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,699,028
Puerto Rico Sales Tax Financing Corp Sales Tax, Revenue Bonds Insured: BHAC (zero coupon), due 8/1/54	166,207	32,919
		157,168,709
Rhode Island 0.4%
City of Cranston RI, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/37	1,335,000	1,697,626
Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,660,684
Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	6,059,100
Rhode Island Health & Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B 5.00%, due 5/15/33	1,045,000	1,340,819
Series B 5.00%, due 5/15/34	1,095,000	1,399,728
Series B 5.00%, due 5/15/35	1,150,000	1,460,557
Series B 5.00%, due 5/15/36	1,205,000	1,521,288
Series B 5.00%, due 5/15/37	1,265,000	1,591,939
Rhode Island Health & Educational Building Corp., Rhode Island School of Design, Revenue Bonds
5.00%, due 8/15/29	500,000	643,730
5.00%, due 8/15/31	400,000	508,956
5.00%, due 8/15/33	450,000	567,954
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds Series 69-B, Insured: GNMA/FNMA/FHLMC 4.00%, due 10/1/48	5,400,000	5,921,262
		24,373,643
South Carolina 2.3%
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds Series A 4.00%, due 10/1/48 (a)	4,300,000	4,738,127
Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	10,997,563
South Carolina Public Service Authority, Revenue Bonds
Series C 5.00%, due 12/1/29	5,000,000	5,825,750
Series A 5.00%, due 12/1/32	10,000,000	12,013,200
Series B 5.00%, due 12/1/41	3,500,000	4,167,520
Series B 5.00%, due 12/1/46	3,125,000	3,692,687
Series B 5.00%, due 12/1/56	2,500,000	2,918,050
Series E 5.25%, due 12/1/55	27,430,000	31,906,576
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series A 5.00%, due 12/1/25	6,445,000	6,928,246
Series D 5.00%, due 12/1/26	2,595,000	2,829,166
Series C 5.00%, due 12/1/36	3,860,000	4,107,233
Series D 5.00%, due 12/1/43	5,150,000	5,512,972
South Carolina State Housing Finance & Development Authority, Revenue Bonds Series A 4.50%, due 7/1/48	3,770,000	4,169,394
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Insured: AGM 5.00%, due 10/1/35	5,210,000	6,491,295
5.00%, due 10/1/36	15,000,000	18,558,600
Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,305,106
		126,161,485
South Dakota 0.2%
South Dakota Conservancy District, Revenue Bonds
5.00%, due 8/1/37	1,750,000	2,216,830
5.00%, due 8/1/38	3,000,000	3,788,190
South Dakota Housing Development Authority, Revenue Bonds Series A 4.00%, due 5/1/49	4,960,000	5,468,202
		11,473,222
Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1 4.00%, due 8/1/36	1,000,000	1,146,170
Series A-1 4.00%, due 8/1/38	1,000,000	1,137,930
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds Series A 6.00%, due 7/1/38	3,605,000	3,679,263
Metropolitan Nashville Airport Authority, Revenue Bonds (c)
Series B 5.00%, due 7/1/32	2,500,000	3,259,350
Series B 5.00%, due 7/1/36	4,500,000	5,799,060
Series B 5.00%, due 7/1/37	3,000,000	3,851,700
Series B 5.00%, due 7/1/38	3,000,000	3,836,670
Series B 5.00%, due 7/1/39	4,000,000	5,100,720
Tennessee Housing & Development Agency, Residential Finance Program, Revenue Bonds
Issue 3 4.25%, due 7/1/49	3,815,000	4,211,836
4.25%, due 1/1/50	9,940,000	11,070,973
4.50%, due 7/1/49	7,785,000	8,665,562
		51,759,234
Texas 7.4%
Bexar County Hospital District, Limited General Obligation
4.00%, due 2/15/37	4,200,000	4,831,764
4.00%, due 2/15/38	4,015,000	4,688,717
4.00%, due 2/15/39	2,500,000	2,914,025
5.00%, due 2/15/48	2,300,000	2,749,098
Brazoria County Municipal Utility District No. 34, Unlimited General Obligation Insured: NATL-RE 3.00%, due 9/1/29	600,000	620,076
Central Texas Turnpike System, Revenue Bonds
Series C 5.00%, due 8/15/34	5,000,000	5,766,700
Series C 5.00%, due 8/15/37	2,135,000	2,451,364
City of Austin TX, Airport System, Revenue Bonds (c)
5.00%, due 11/15/24	4,000,000	4,710,800
5.00%, due 11/15/25	4,000,000	4,843,960
Series B 5.00%, due 11/15/44	9,675,000	11,999,709
Series B 5.00%, due 11/15/48	2,490,000	3,070,220
City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,186,793
City of Houston TX, Utility System, Revenue Bonds
Series B 5.00%, due 11/15/33	2,000,000	2,473,700
Series B 5.00%, due 11/15/34	1,500,000	1,965,465
Series B 5.00%, due 11/15/35	1,555,000	2,031,421
City of Houston, Limited General Obligation
Series A 4.00%, due 3/1/36	7,520,000	8,814,343
Series A 5.00%, due 3/1/29	5,000,000	6,251,850
City of San Antonio Electric & Gas Systems, Revenue Bonds
5.00%, due 2/1/36	7,920,000	10,354,133
Series 2020 5.00%, due 2/1/38	5,400,000	7,030,206
County of Bexar TX, Limited General Obligation 4.00%, due 6/15/39	3,905,000	4,543,233
Dallas Area Rapid Transit Sales Tax Revenue, Revenue Bonds
Series B 4.00%, due 12/1/36	7,500,000	8,570,250
Series B 4.00%, due 12/1/37	6,155,000	6,990,172
Dallas County Hospital District, Limited General Obligation 5.00%, due 8/15/30	12,170,000	15,552,773
Dallas Independent School District, Unlimited General Obligation
Insured:PSF-GTD 4.00%, due 2/15/32	4,000,000	4,810,640
Insured:PSF-GTD 4.00%, due 2/15/33	4,000,000	4,787,760
Dallas-Fort Worth International Airport Revenue, Revenue Bonds Series H 5.00%, due 11/1/37 (c)	4,210,000	4,474,430
Dallas-Fort Worth International Airport, Revenue Bonds Series C 5.125%, due 11/1/43 (c)	5,000,000	5,491,750
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF 5.00%, due 2/15/30	1,765,000	2,259,941
Series B, Insured: PSF 5.00%, due 2/15/31	3,250,000	4,142,060
Grand Parkway Transportation Corp., Revenue Bonds
Series A 5.00%, due 10/1/35	1,500,000	1,888,845
Series A 5.00%, due 10/1/43	10,000,000	12,339,900
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	5,018,856
La Joya Independent School District, Limited General Obligation
Insured: AGM 4.00%, due 2/15/35	930,000	1,042,093
Insured: AGM 5.00%, due 2/15/27	1,490,000	1,845,395
Insured: AGM 5.00%, due 2/15/28	1,565,000	1,925,936
Insured: AGM 5.00%, due 2/15/34	525,000	634,646
North Harris County Regional Water Authority, Senior Lien, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,564,824
North Texas Tollway Authority, Revenue Bonds
Series A 5.00%, due 1/1/34	1,400,000	1,642,760
Series A 5.00%, due 1/1/35	2,950,000	3,452,090
Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	11,054,390
Series A 5.00%, due 1/1/38	10,000,000	12,644,400
Series B 5.00%, due 1/1/40	22,140,000	24,411,786
San Antonio Independent School District, Unlimited General Obligation Insured: PSF 4.00%, due 8/15/37	3,955,000	4,617,581
San Antonio Water System, Junior Lien, Revenue Bonds
Series A 5.00%, due 5/15/37	7,585,000	9,934,302
Series A 5.00%, due 5/15/42	6,740,000	8,689,410
Series A 5.00%, due 5/15/45	16,000,000	20,506,720
San Antonio Water System, Revenue Bonds
Series C 5.00%, due 5/15/34	4,500,000	5,899,275
Series C 5.00%, due 5/15/37	2,230,000	2,896,815
Series C 5.00%, due 5/15/38	2,350,000	3,035,824
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A 5.00%, due 11/15/23	1,245,000	1,400,339
Series A 5.00%, due 11/15/24	1,305,000	1,505,331
Series A 5.00%, due 11/15/25	1,370,000	1,617,915
Series A 5.00%, due 11/15/26	1,440,000	1,733,774
Series B 5.00%, due 11/15/46	3,590,000	4,104,303
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA 4.00%, due 3/1/50	6,595,000	7,484,402
Series A, Insured: GNMA/FNMA 4.75%, due 1/1/49	6,875,000	7,785,731
Series A, Insured: GNMA 4.75%, due 3/1/49	4,820,000	5,396,809
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/30	17,100,000	18,767,592
5.00%, due 12/15/31	4,575,000	5,014,520
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
7.00%, due 6/30/40	5,020,000	5,133,653
7.50%, due 6/30/32	4,095,000	4,202,084
7.50%, due 6/30/33	5,500,000	5,642,835
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM 4.00%, due 5/1/31	1,000,000	1,107,200
Insured: BAM 4.00%, due 5/1/32	1,295,000	1,428,515
Texas State Municipal Power Agency, Revenue Bonds
5.00%, due 9/1/42	900,000	919,116
5.00%, due 9/1/47	2,750,000	2,806,403
Texas State University System, Revenue Bonds Series A 4.00%, due 3/15/35	2,000,000	2,344,980
Texas Water Development Board, Revenue Bonds
Series A 4.00%, due 10/15/36	2,000,000	2,388,640
Series A 4.00%, due 10/15/37	3,000,000	3,568,470
Texas Water Development Board, Water Implementation Fund, Revenue Bonds
4.00%, due 10/15/41	7,500,000	8,495,025
Series B 5.00%, due 4/15/30	5,000,000	6,506,500
Town of Prosper TX, Unlimited General Obligation 4.00%, due 2/15/31	1,235,000	1,449,631
University of Houston, Revenue Bonds Series A 5.00%, due 2/15/33	5,000,000	6,016,800
University of Texas, Revenue Bonds Series A 4.00%, due 8/15/37	11,185,000	13,324,131
Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	611,725
West Harris County Regional Water Authority, Revenue Bonds 5.00%, due 12/15/39	1,200,000	1,536,096
		409,715,721
U.S. Virgin Islands 0.8%
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	5,100,000	5,119,125
Series A 6.625%, due 10/1/29	6,960,000	6,977,679
Series A 6.75%, due 10/1/37	5,000,000	5,009,600
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	5,000,000	5,619,700
Series A, Insured: AGM 5.00%, due 10/1/32	15,655,000	17,107,784
Series C, Insured: AGM 5.00%, due 10/1/39	5,920,000	6,664,203
		46,498,091
Utah 1.4%
City of Herriman UT, Special Assessment, Towne Centre Assessment Area 5.00%, due 11/1/29	55,000	55,553
County of Utah UT, IHC Health Services, Inc., Revenue Bonds Series B 4.00%, due 5/15/47	2,000,000	2,146,100
Heber Light & Power Co., Revenue Bonds Insured: AGM 4.00%, due 12/15/45	2,500,000	2,841,050
Utah Housing Corp., Revenue Bonds
Series K, Insured: GNMA 3.50%, due 11/21/49	11,962,216	12,544,417
Series A-G2, Insured: GNMA 3.50%, due 1/21/50	10,000,000	10,486,700
Series I-G2, Insured: GNMA 4.00%, due 9/21/49	3,928,255	4,144,624
Series H, Insured: GNMA 4.50%, due 10/21/48	3,373,302	3,584,302
Series J, Insured: GNMA 4.50%, due 12/21/48	4,232,346	4,497,079
Series A, Insured: GNMA 4.50%, due 1/21/49	8,593,801	9,131,343
Series B, Insured: GNMA 4.50%, due 2/21/49	5,745,177	6,104,538
Insured: GNMA 4.50%, due 8/21/49	5,960,209	6,333,020
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/31	350,000	442,981
5.00%, due 10/15/38	1,990,000	2,470,466
5.00%, due 10/15/41	2,175,000	2,679,404
Utah Transit Authority, Sales Tax, Revenue Bonds Insured: BAM 5.00%, due 12/15/40	2,780,000	3,433,439
Weber Basin Water Conservancy District, Revenue Bonds 5.00%, due 10/1/44	5,130,000	6,539,467
		77,434,483
Vermont 0.0% ‡
Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Revenue Bonds 4.00%, due 11/1/36	1,250,000	1,492,500

Virginia 0.6%
Hampton Roads Sanitation District, Revenue Bonds
Series A 5.00%, due 10/1/31	1,420,000	1,808,995
Series A 5.00%, due 10/1/32	2,500,000	3,168,175
Virginia Commonwealth Transportation Board, Revenue Bonds Series A 5.00%, due 5/15/29	3,750,000	4,807,987
Virginia Public School Authority, Special Obligation, Revenue Bonds
Series A 3.00%, due 10/1/36	3,000,000	3,225,420
Series A 3.00%, due 10/1/37	3,000,000	3,212,250
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds Series A 5.00%, due 11/1/30	70,000	77,509
Virginia Resources Authority, Revenue Bonds Series A 5.00%, due 11/1/30	2,245,000	2,494,981
Virginia Small Business Financing Authority, Express Lanes LLC Project, Revenue Bonds (c)
5.00%, due 1/1/44	3,650,000	3,873,708
5.00%, due 7/1/49	10,000,000	10,609,100
		33,278,125
Washington 1.6%
King County School District No. 210, Unlimited General Obligation
3.00%, due 12/1/34	3,885,000	4,227,424
3.00%, due 12/1/35	5,485,000	5,923,965
Seattle Municipal Light & Power Revenue, Revenue Bonds
5.00%, due 4/1/37	5,030,000	6,458,721
5.00%, due 4/1/40	2,875,000	3,657,862
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation Series B 5.00%, due 8/1/34	2,000,000	2,268,300
State of Washington, Unlimited General Obligation
Series D 5.00%, due 2/1/36	5,000,000	5,750,900
Series 2020A 5.00%, due 8/1/39	6,000,000	7,702,560
Series 2020A 5.00%, due 8/1/42	15,000,000	19,130,700
Thurston & Pierce Counties Community Schools, Unlimited General Obligation 4.00%, due 12/1/35	3,900,000	4,581,720
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N 4.00%, due 12/1/48	5,840,000	6,397,428
Series 1N 4.00%, due 6/1/49	7,475,000	8,249,485
Washington State, Unlimited General Obligation Series C 5.00%, due 2/1/43	11,335,000	13,975,261
		88,324,326
West Virginia 1.2%
State of West Virginia State Road Bonds, Unlimited General Obligation
Series A 5.00%, due 12/1/35	4,275,000	5,523,257
Series A 5.00%, due 6/1/36	6,980,000	9,005,177
Series A 5.00%, due 6/1/37	15,520,000	19,957,323
Series B 5.00%, due 12/1/40	5,770,000	7,196,460
Series A 5.00%, due 12/1/42	20,520,000	25,959,647
		67,641,864
Wisconsin 0.3%
Wisconsin Center District, Junior Dedicated, Revenue Bonds
Series A 5.00%, due 12/15/31	3,665,000	4,032,270
Series A 5.00%, due 12/15/32	2,850,000	3,129,585
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Revenue Bonds Series C 5.00%, due 2/15/23	2,110,000	2,346,341
Wisconsin Housing & Economic Development Authority, Revenue Bonds Series D 4.00%, due 3/1/47	7,965,000	8,709,090
		18,217,286
Wyoming 0.2%
West Park Hospital District, Revenue Bonds
Series A 5.50%, due 6/1/21	250,000	259,975
Series A 6.375%, due 6/1/26	1,000,000	1,056,460
Wyoming Community Development Authority, Revenue Bonds
Series 3 4.00%, due 6/1/43	4,295,000	4,687,563
Series 1 4.00%, due 12/1/48	3,920,000	4,310,040
		10,314,038
Total Long-Term Municipal Bonds (Cost $4,692,856,422)		4,976,176,601

Short-Term Municipal Notes 7.9%
California 0.9%
Bay Area Toll Authority, Revenue Bonds 0.50%, due 4/1/53 (e)	25,000,000	25,000,000
Santa Clara Valley Transportation Authority, Revenue Bonds Series D 1.04%, due 4/1/36 (e)	22,500,000	22,500,000
		47,500,000
Connecticut 0.3%
Connecticut State Health & Educational Facility Authority, Yale University, Revenue Bonds Series V-2 1.05%, due 7/1/36 (e)	15,935,000	15,935,000

Florida 0.4%
Orange County Health Facilities Authority, Orlando Health Obligated Group, Revenue Bonds Series E 0.90%, due 10/1/26 (e)	20,000,000	20,000,000

Georgia 1.5%
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (e)
1.25%, due 11/1/52	32,655,000	32,655,000
1st Series 1.28%, due 7/1/49	33,100,000	33,100,000
Coweta County Development Authority, Plant Yates Project, Revenue Bonds 1.28%, due 6/1/32 (e)	2,275,000	2,275,000
Heard County Development Authority, Georgia Power Co. Plant Wansley, Revenue Bonds (e)
1.28%, due 9/1/29	3,300,000	3,300,000
1.30%, due 9/1/26	800,000	800,000
Monroe County Development Authority, Georgia Power Co., Scherer Project, Revenue Bonds 1.28%, due 11/1/48 (e)	10,650,000	10,650,000
		82,780,000
Illinois 0.4%
Illinois Finance Authority, Edward-Elmhurst Healthcare Obligated Group, Revenue Bonds 0.90%, due 2/1/40 (e)	25,000,000	25,000,000

Indiana 0.1%
Indiana Finance Authority, Sisters of St. Francis, Health Services, Revenue Bonds Series J 1.18%, due 11/1/37 (e)	7,705,000	7,705,000

Iowa 0.2%
Iowa Finance Authority, Health System Obligation, Revenue Bonds Series B-2 1.15%, due 2/15/39 (e)	11,490,000	11,490,000

Kansas 0.0% ‡
University of Kansas Hospital Authority, KU Health System, Revenue Bonds 1.13%, due 9/1/34 (e)	475,000	475,000

Minnesota 0.2%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Children's Health Care, Revenue Bonds Series A-II, Insured: AGM 1.08%, due 8/15/37 (e)	10,000,000	10,000,000

Missouri 0.6%
Missouri Health & Educational Facilities Authority, SSM Health Care Corp., Revenue Bonds Series F 1.00%, due 6/1/44 (e)	22,400,000	22,400,000
RIB Floater Trust, Revenue Bonds Series 2019-016 0.98%, due 6/1/45 (d)(e)	11,000,000	11,000,000
		33,400,000
New Hampshire 0.1%
New Hampshire Health & Education Facilities Authority, University System of New Hampshire, Revenue Bonds (e)
Series B-1 1.18%, due 7/1/33	1,700,000	1,700,000
Series A-1 1.18%, due 7/1/35	2,715,000	2,715,000
		4,415,000
New Jersey 0.4%
New Jersey Turnpike Authority, Revenue Bonds Series D-1 1.947%, due 1/1/24 (e)	20,000,000	20,225,400

New York 0.8%
Metropolitan Transportation Authority, Revenue Bonds Subseries 2012A-2 0.98%, due 11/15/41 (e)	3,700,000	3,700,000
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds Subseries A-1 1.18%, due 6/15/44 (e)	4,000,000	4,000,000
New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds Series E-3 0.92%, due 5/1/59 (e)	2,300,000	2,300,000
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Subseries C-4 1.18%, due 11/1/44 (e)	5,000,000	5,000,000
New York State Housing Finance Agency, 29 Flatbush Ave, Revenue Bonds 0.93%, due 11/1/44 (e)	30,200,000	30,200,000
		45,200,000
Ohio 0.3%
County of Montgomery OH, Premier Health Partners Obligated Group, Revenue Bonds Series C 1.18%, due 11/15/45 (e)	5,000,000	5,000,000
Ohio Higher Educational Facility Commission, Cleveland Clinic, Revenue Bonds Series B-4 1.15%, due 1/1/43 (e)	11,410,000	11,410,000
		16,410,000
Texas 0.5%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds Subseries C-2 1.15%, due 12/1/27 (e)	1,700,000	1,700,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds Series A-1 1.15%, due 12/1/41 (e)	7,655,000	7,655,000
Permanent University Fund - University of Texas System, Revenue Bonds Series A 0.89%, due 7/1/37 (e)	21,165,000	21,165,000
		30,520,000
Utah 0.3%
City of Murray UT, Murray City Hospital, IHC Health Services, Inc., Revenue Bonds Series D 1.13%, due 5/15/36 (e)	14,300,000	14,300,000

Virginia 0.3%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital, Revenue Bonds Series B 1.16%, due 10/1/48 (e)	18,785,000	18,785,000

Wisconsin 0.6%
University Hospitals & Clinics Authority, Revenue Bonds Series C 1.16%, due 4/1/48 (e)	12,375,000	12,375,000
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Revenue Bonds Series A 1.18%, due 2/15/50 (e)	20,685,000	20,685,000
		33,060,000
Total Short-Term Municipal Notes (Cost $437,119,196)		437,200,400

Total Municipal Bonds (Cost $5,129,975,618)		5,413,377,001

Exchange-Traded Fund 0.2%
Massachusetts 0.2%
Invesco National AMT- Free Municipal Bond ETF	332,326	8,929,600

Total Exchange-Traded Fund (Cost $8,521,138)		8,929,600

Total Investments (Cost $5,138,496,756)	97.8%	5,422,306,601
Other Assets, Less Liabilities	2.2	122,038,104
Net Assets	100.0%	$5,544,344,705

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(b)	Step coupon - Rate shown was the rate in effect as of January 31, 2020.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
NATL-RE	—National Public Finance Guarantee Corp.
PSF	—Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$4,976,176,601	$—	$4,976,176,601
Short-Term Municipal Notes	—	437,200,400	—	437,200,400
Total Municipal Bonds	—	5,413,377,001	—	5,413,377,001
Exchange-Traded Fund	8,929,600	—	—	8,929,600
Total Investments in Securities	$8,929,600	$5,413,377,001	$—	$5,422,306,601

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Unconstrained Bond Fund

Portfolio of Investments  January 31, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 101.5% †
Asset-Backed Securities 5.7%
Auto Floor Plan Asset-Backed Securities 0.9%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$4,300,000	$4,863,973
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 2.422% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		3,980,000	3,987,340
			8,851,313
Automobile Asset-Backed Securities 1.1%
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A 2.33%, due 8/20/26 (a)		1,360,000	1,374,830
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		2,195,000	2,219,312
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		1,210,000	1,233,869
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56%, due 11/25/31 (a)		2,635,000	2,729,571
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		2,355,000	2,405,296
			9,962,878
Credit Cards 1.1%
American Express Credit Account Master Trust Series 2018-9, Class A 2.12% (1 Month LIBOR + 0.38%), due 4/15/26 (b)		1,790,000	1,795,180
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		3,565,000	3,609,641
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 2.053% (1 Month LIBOR + 0.33%), due 1/20/25 (b)		4,785,000	4,794,503
			10,199,324
Home Equity 0.1%
First NLC Trust Series 2007-1, Class A1 1.862% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		307,092	191,420
GSAA Home Equity Trust Series 2007-8, Class A3 2.242% (1 Month LIBOR + 0.45%), due 8/25/37 (b)		158,595	155,694
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.892% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		107,838	74,332
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 1.842% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		82,197	37,632
Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 1.902% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		83,236	37,545
			496,623
Other Asset-Backed Securities 2.5%
CNH Equipment Trust Series 2019-B, Class A4 2.64%, due 5/15/26		4,360,000	4,488,291
Dell Equipment Finance Trust Series 2018-2, Class A3 3.37%, due 10/22/23 (a)		4,040,000	4,098,976
DLL Securitization Trust Series 2019-MT3, Class A3 2.08%, due 2/21/23 (a)		3,265,000	3,276,257
Hilton Grand Vacations Trust Series 2019-AA, Class A 2.34%, due 7/25/33 (a)		2,767,448	2,791,825
John Deere Owner Trust Series 2019-B, Class A3 2.21%, due 12/15/23		3,315,000	3,354,364
MVW Owner Trust Series 2019-2A, Class A 2.22%, due 10/20/38 (a)		2,461,229	2,472,820
Sierra Receivables Funding Co. Series 2019-3A, Class A 2.34%, due 8/20/36 (a)		1,936,243	1,947,774
Sierra Receivables Funding Co. LLC Series 2018-2A, Class A 3.50%, due 6/20/35 (a)		842,253	868,034
			23,298,341
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 2.452% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		168,161	167,775

Total Asset-Backed Securities (Cost $52,019,171)			52,976,254

Corporate Bonds 64.1%
Advertising 0.3%
Lamar Media Corp. 5.375%, due 1/15/24		2,695,000	2,736,638

Aerospace & Defense 0.4%
Rockwell Collins, Inc. 3.50%, due 3/15/27		3,350,000	3,650,959

Agriculture 0.6%
Altria Group, Inc. 3.80%, due 2/14/24		3,660,000	3,894,804
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,915,000	2,084,497
			5,979,301
Airlines 1.8%
Continental Airlines, Inc.
Series 2007-1, Class A 5.983%, due 10/19/23		2,517,645	2,656,743
Series 2005-ERJ1 9.798%, due 10/1/22		64,956	66,691
Delta Air Lines, Inc.
Series 2019-1, Class AA 3.204%, due 10/25/25		3,360,000	3,549,647
Series 2007-1, Class A 6.821%, due 2/10/24		1,215,524	1,324,306
U.S. Airways Group, Inc. Series 2010-1, Class A 6.25%, due 10/22/24		4,625,284	5,045,076
United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		3,875,686	4,021,487
			16,663,950
Auto Manufacturers 1.3%
Ford Motor Credit Co. LLC
3.35%, due 11/1/22		1,115,000	1,131,401
4.063%, due 11/1/24		2,280,000	2,353,023
4.25%, due 9/20/22 (c)		860,000	892,817
General Motors Financial Co., Inc.
2.90%, due 2/26/25		2,500,000	2,526,645
3.45%, due 4/10/22		2,230,000	2,285,067
Volkswagen Group of America Finance LLC 3.875%, due 11/13/20 (a)		2,925,000	2,969,481
			12,158,434
Banks 15.6%
Bank of America Corp.
3.004%, due 12/20/23 (d)		7,718,000	7,949,793
3.30%, due 1/11/23		510,000	532,779
3.499%, due 5/17/22 (c)(d)		5,150,000	5,265,915
4.30%, due 1/28/25 (d)(e)		2,440,000	2,440,000
6.30%, due 3/10/26 (d)(e)		3,570,000	4,156,801
8.57%, due 11/15/24		1,645,000	2,098,373
Bank of New York Mellon Corp. 2.661%, due 5/16/23 (d)		4,660,000	4,753,724
Barclays Bank PLC 5.14%, due 10/14/20		8,037,000	8,211,911
BNP Paribas S.A. 3.052%, due 1/13/31 (a)(d)		2,135,000	2,194,091
Capital One Financial Corp. 5.55%, due 6/1/20 (d)(e)		1,535,000	1,546,513
Citigroup, Inc.
2.35%, due 8/2/21 (c)		5,000,000	5,044,214
3.159% (3 Month LIBOR + 1.25%), due 7/1/26 (b)		4,000,000	4,094,673
3.352%, due 4/24/25 (d)		1,880,000	1,978,311
6.30%, due 5/15/24 (d)(e)		10,800,000	11,724,588
Citizens Bank N.A. 3.25%, due 2/14/22		1,330,000	1,368,317
Citizens Financial Group, Inc. 4.15%, due 9/28/22 (a)		2,270,000	2,386,342
Goldman Sachs Group, Inc.
2.35%, due 11/15/21		9,335,000	9,377,815
2.908%, due 6/5/23 (d)		4,285,000	4,379,997
3.00%, due 4/26/22		7,000,000	7,104,085
3.08% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		3,220,000	3,276,710
3.625%, due 1/22/23		3,227,000	3,394,161
5.25%, due 7/27/21 (c)		6,047,000	6,353,894
Huntington National Bank 3.125%, due 4/1/22		4,580,000	4,707,844
JPMorgan Chase & Co. 4.60%, due 2/1/25 (d)(e)		1,670,000	1,702,064
Lloyds Banking Group PLC
4.582%, due 12/10/25		1,365,000	1,500,736
4.65%, due 3/24/26		1,985,000	2,189,520
Morgan Stanley
3.125%, due 1/23/23		6,380,000	6,619,887
4.00%, due 7/23/25		1,920,000	2,109,576
4.875%, due 11/1/22 (c)		4,287,000	4,622,505
5.00%, due 11/24/25		2,465,000	2,818,549
5.441% (3 Month LIBOR + 3.61%), due 4/15/20 (b)(e)		9,333,000	9,379,665
Santander Holdings USA, Inc.
3.40%, due 1/18/23		1,500,000	1,551,751
3.70%, due 3/28/22		2,000,000	2,064,985
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		2,500,000	2,537,407
Wells Fargo & Co. (d)
3.584%, due 5/22/28 (c)		380,000	410,836
5.90%, due 6/15/24 (e)		3,690,000	4,011,362
			145,859,694
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25		885,000	976,106
4.75%, due 1/23/29		1,770,000	2,094,460
			3,070,566
Building Materials 0.4%
Standard Industries, Inc. 5.375%, due 11/15/24 (a)		3,580,000	3,678,450

Chemicals 1.5%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (a)		2,785,000	2,786,328
Ashland LLC 4.75%, due 8/15/22 (f)		333,000	350,050
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)		1,250,000	1,271,631
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,600,000	2,727,400
W.R. Grace & Co. 5.125%, due 10/1/21 (a)		6,410,000	6,656,464
			13,791,873
Commercial Services 2.2%
Ashtead Capital, Inc. 4.25%, due 11/1/29 (a)		2,060,000	2,142,400
California Institute of Technology 3.65%, due 9/1/19		2,218,000	2,401,048
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		2,320,000	2,423,704
IHS Markit, Ltd.
3.625%, due 5/1/24		3,710,000	3,906,778
4.125%, due 8/1/23 (c)		1,075,000	1,144,553
PayPal Holdings, Inc. 2.40%, due 10/1/24		3,335,000	3,399,813
Service Corp. International 5.375%, due 5/15/24		2,200,000	2,254,312
University of Pennsylvania 3.61%, due 12/31/99		2,315,000	2,632,068
			20,304,676
Computers 0.8%
Dell International LLC / EMC Corp. 4.90%, due 10/1/26 (a)(c)		4,000,000	4,453,030
Hewlett Packard Enterprise Co. 4.40%, due 10/15/22		2,520,000	2,670,854
			7,123,884
Cosmetics & Personal Care 0.4%
First Quality Finance Co., Inc. 5.00%, due 7/1/25 (a)		3,760,000	3,929,200

Distribution & Wholesale 0.1%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		895,000	941,987

Diversified Financial Services 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, due 5/26/22		4,430,000	4,562,257
4.50%, due 5/15/21		480,000	495,779
Air Lease Corp.
2.30%, due 2/1/25		3,275,000	3,278,162
2.625%, due 7/1/22		2,040,000	2,066,468
3.25%, due 3/1/25 (c)		4,000,000	4,173,855
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		2,130,000	2,264,456
Ally Financial, Inc.
5.75%, due 11/20/25		3,820,000	4,342,232
8.00%, due 11/1/31		3,280,000	4,608,400
Avolon Holdings Funding, Ltd. 3.25%, due 2/15/27 (a)		2,125,000	2,150,840
Capital One Bank USA N.A. 3.375%, due 2/15/23 (c)		3,000,000	3,119,857
Nationstar Mortgage Holdings, Inc. 6.00%, due 1/15/27 (a)		1,565,000	1,592,654
			32,654,960
Electric 3.2%
Appalachian Power Co. 3.30%, due 6/1/27		1,800,000	1,910,297
Baltimore Gas & Electric Co. 2.40%, due 8/15/26 (c)		4,150,000	4,231,733
Duke Energy Corp. 4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/15/24 (b)(e)		2,415,000	2,563,305
Entergy Arkansas LLC 3.50%, due 4/1/26		1,235,000	1,335,152
Evergy, Inc. 5.292%, due 6/15/22 (g)		663,000	706,982
Florida Power & Light Co. 2.75%, due 6/1/23		2,680,000	2,764,053
Potomac Electric Power Co. 4.15%, due 3/15/43		1,305,000	1,531,492
Public Service Electric & Gas Co. 3.00%, due 5/15/27		3,405,000	3,620,293
Public Service Enterprise Group, Inc. 2.65%, due 11/15/22 (c)		3,500,000	3,571,294
WEC Energy Group, Inc.
3.10%, due 3/8/22		2,345,000	2,407,921
4.022% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		5,495,000	5,111,663
			29,754,185
Entertainment 0.8%
Eldorado Resorts, Inc. 7.00%, due 8/1/23 (c)		4,515,000	4,668,298
International Game Technology PLC 6.25%, due 2/15/22 (a)		2,300,000	2,409,250
			7,077,548
Environmental Controls 0.4%
Waste Management, Inc. 2.40%, due 5/15/23		3,880,000	3,959,435

Food 1.6%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,035,000	1,117,800
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)		4,595,000	4,749,434
Mondelez International Holdings Netherlands B.V. 2.125%, due 9/19/22 (a)		3,225,000	3,249,962
Smithfield Foods, Inc. 3.35%, due 2/1/22 (a)		2,490,000	2,510,690
Tyson Foods, Inc. 3.95%, due 8/15/24		2,892,000	3,134,875
			14,762,761
Forest Products & Paper 0.4%
Georgia-Pacific LLC 8.00%, due 1/15/24		2,945,000	3,612,264

Health Care - Products 1.0%
Abbott Laboratories 3.40%, due 11/30/23		3,520,000	3,741,121
Becton Dickinson & Co. 3.363%, due 6/6/24		2,860,000	3,012,475
Stryker Corp. 2.625%, due 3/15/21		2,179,000	2,199,380
			8,952,976
Health Care - Services 0.2%
NYU Langone Hospitals 3.38%, due 7/1/55		1,700,000	1,742,994

Holding Company - Diversified 0.4%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,855,000	4,053,002

Home Builders 2.3%
D.R. Horton, Inc. 5.75%, due 8/15/23 (c)		4,250,000	4,746,846
Lennar Corp.
6.25%, due 12/15/21		2,875,000	3,018,750
8.375%, due 1/15/21		2,540,000	2,686,050
MDC Holdings, Inc. 5.625%, due 2/1/20		1,608,000	1,608,000
Meritage Homes Corp. 7.00%, due 4/1/22 (f)		4,720,000	5,144,800
Toll Brothers Finance Corp. 5.875%, due 2/15/22		3,735,000	3,963,769
			21,168,215
Home Furnishing 0.4%
Panasonic Corp. 2.536%, due 7/19/22 (a)		3,305,000	3,353,636

Insurance 2.8%
Lincoln National Corp. 4.262% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		3,537,000	3,183,300
MassMutual Global Funding II 2.50%, due 4/13/22 (a)		3,600,000	3,669,557
Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,725,000	2,743,802
Protective Life Corp. 8.45%, due 10/15/39		2,476,000	3,947,278
Reliance Standard Life Global Funding II 2.50%, due 10/30/24 (a)		2,900,000	2,949,256
Scottish Widows, Ltd. 5.50%, due 6/16/23	GBP	6,500,000	9,567,456
			26,060,649
Internet 1.6%
Baidu, Inc. 4.375%, due 5/14/24		$2,380,000	2,566,616
Booking Holdings, Inc. 3.60%, due 6/1/26		2,790,000	3,042,904
Expedia Group, Inc. 3.25%, due 2/15/30 (a)		3,920,000	3,853,224
Tencent Holdings, Ltd. 3.28%, due 4/11/24 (a)		3,820,000	3,992,198
Weibo Corp. 3.50%, due 7/5/24 (c)		1,515,000	1,566,959
			15,021,901
Iron & Steel 0.9%
ArcelorMittal S.A. 4.55%, due 3/11/26		3,470,000	3,740,789
Vale Overseas, Ltd. 6.25%, due 8/10/26		4,330,000	5,111,565
			8,852,354
Leisure Time 0.2%
NCL Corp., Ltd. 3.625%, due 12/15/24 (a)		2,175,000	2,158,687

Lodging 0.8%
Hilton Domestic Operating Co., Inc. 4.875%, due 1/15/30		705,000	745,538
Marriott International, Inc. 3.75%, due 10/1/25		5,888,000	6,329,669
			7,075,207
Media 0.9%
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(f)		4,248,000	3,971,880
Grupo Televisa S.A.B. 5.25%, due 5/24/49 (c)		1,695,000	1,974,615
Sky, Ltd. 3.75%, due 9/16/24 (a)		1,480,000	1,604,222
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,287,094
			8,837,811
Mining 0.6%
Anglo American Capital PLC 4.875%, due 5/14/25 (a)		3,000,000	3,353,672
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (a)		1,890,000	1,915,402
			5,269,074
Miscellaneous - Manufacturing 0.7%
Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (a)		3,320,000	3,389,929
Textron Financial Corp. 3.645% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		4,350,000	3,545,250
			6,935,179
Oil & Gas 3.2%
Concho Resources, Inc. 4.30%, due 8/15/28		2,995,000	3,281,074
Gazprom PJSC Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,520,000	3,636,663
Marathon Petroleum Corp. 5.125%, due 4/1/24 (c)		8,050,000	8,247,410
Occidental Petroleum Corp. (zero coupon), due 10/10/36		19,735,000	10,229,370
Petroleos Mexicanos 6.75%, due 9/21/47		4,835,000	4,893,020
			30,287,537
Packaging & Containers 1.2%
Crown European Holdings S.A. 4.00%, due 7/15/22 (a)	EUR	3,540,000	4,214,324
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (a)		$4,555,000	4,648,423
WRKCo, Inc. 3.00%, due 9/15/24		2,735,000	2,840,183
			11,702,930
Pharmaceuticals 1.7%
AbbVie, Inc. 4.25%, due 11/21/49 (a)		2,790,000	3,032,267
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25		3,735,000	3,868,825
5.75%, due 8/15/27		2,835,000	3,033,167
Bristol-Myers Squibb Co. 3.40%, due 7/26/29 (a)		3,115,000	3,413,162
Eli Lilly & Co. 2.35%, due 5/15/22		2,200,000	2,233,045
Zoetis, Inc. 3.25%, due 8/20/21		770,000	786,745
			16,367,211
Pipelines 1.5%
Enterprise Products Operating LLC
3.95%, due 1/31/60		1,630,000	1,652,269
4.20%, due 1/31/50		520,000	560,047
Kinder Morgan, Inc.
5.625%, due 11/15/23 (a)		2,449,000	2,737,378
7.75%, due 1/15/32		2,035,000	2,835,956
MPLX, L.P. 4.00%, due 3/15/28		560,000	586,479
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (c)		3,725,000	3,757,594
Western Midstream Operating L.P. 5.25%, due 2/1/50		1,800,000	1,706,570
			13,836,293
Private Equity 0.1%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.25%, due 2/1/22		1,390,000	1,414,325

Real Estate Investment Trusts 1.5%
American Tower Corp. 3.00%, due 6/15/23 (c)		5,500,000	5,690,408
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29		1,850,000	1,905,389
Digital Realty Trust, L.P. 3.70%, due 8/15/27		3,605,000	3,913,899
GLP Capital, L.P. / GLP Financing II, Inc. 3.35%, due 9/1/24		1,535,000	1,588,894
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23 (c)		472,000	500,398
			13,598,988
Retail 1.0%
Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)		1,500,000	1,526,157
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)		42,971	46,446
Darden Restaurants, Inc. 3.85%, due 5/1/27		4,847,000	5,224,955
Starbucks Corp. 4.45%, due 8/15/49		1,970,000	2,333,131
			9,130,689
Semiconductors 1.3%
Broadcom, Inc. 3.625%, due 10/15/24 (a)		2,040,000	2,146,899
NXP B.V. / NXP Funding LLC (a)
4.125%, due 6/1/21		6,300,000	6,471,548
4.625%, due 6/15/22		2,960,000	3,133,589
			11,752,036
Software 0.2%
Fiserv, Inc.
2.75%, due 7/1/24 (c)		1,080,000	1,113,124
3.20%, due 7/1/26		685,000	723,198
			1,836,322
Telecommunications 4.0%
AT&T, Inc. 3.20%, due 3/1/22		5,840,000	5,997,772
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		3,825,000	4,302,685
Rogers Communications, Inc. 3.625%, due 12/15/25		5,635,000	6,106,184
Sprint Corp. 7.875%, due 9/15/23		3,620,000	3,845,852
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		4,480,000	4,732,000
T-Mobile USA, Inc. 6.00%, due 3/1/23		3,000,000	3,054,840
Telefonica Emisiones SAU 5.462%, due 2/16/21		1,000	1,037
VEON Holdings B.V. 4.95%, due 6/16/24 (a)		3,345,000	3,597,079
Verizon Communications, Inc.
4.125%, due 3/16/27		685,000	772,791
5.15%, due 9/15/23		3,573,000	3,986,904
Vodafone Group PLC 4.25%, due 9/17/50		950,000	1,032,206
			37,429,350
Total Corporate Bonds (Cost $575,774,472)			598,548,131

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	449,000	656,540
Total Foreign Bonds (Cost $718,202)			656,540

Foreign Government Bonds 1.3%
Brazil 0.7%
Brazilian Government International Bond 4.625%, due 1/13/28		$6,444,000	7,107,796

Mexico 0.6%
Mexico Government International Bond 3.25%, due 4/16/30		5,163,000	5,253,353
Total Foreign Government Bonds (Cost $12,078,003)			12,361,149

Loan Assignments 5.1% (b)
Buildings & Real Estate 0.4%
Realogy Group LLC 2018 Term Loan B 3.895% (1 Month LIBOR + 2.25%), due 2/8/25		3,969,873	3,923,556

Commercial Services 0.2%
KAR Auction Services, Inc. 2019 Term Loan B6 3.938% (1 Month LIBOR + 2.25%), due 9/19/26		1,478,071	1,488,233

Containers, Packaging & Glass 0.5%
BWAY Holding Co. 2017 Term Loan B 5.084% (3 Month LIBOR + 3.25%), due 4/3/24		4,643,095	4,603,916

Environmental Controls 0.6%
Advanced Disposal Services, Inc. Term Loan B3 3.826% (1 Week LIBOR + 2.25%), due 11/10/23		5,490,000	5,500,672

Finance 0.4%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 4.645% (1 Month LIBOR + 3.00%), due 5/9/25		3,670,684	3,658,754

Food Services 0.1%
Aramark Services, Inc. 2018 Term Loan B2 3.395% (1 Month LIBOR + 1.75%), due 3/28/24		1,102,946	1,106,255

Health Care - Services 0.3%
Syneos Health, Inc. 2018 Term Loan B 3.645% (1 Month LIBOR + 2.00%), due 8/1/24		3,169,825	3,177,750

Household Products & Wares 0.4%
Prestige Brands, Inc. Term Loan B4 3.645% (1 Month LIBOR + 2.00%), due 1/26/24		3,707,898	3,729,085

Lodging 0.0% ‡
Boyd Gaming Corp. Term Loan B3 3.811% (1 Week LIBOR + 2.25%), due 9/15/23		225,854	226,337

Media 0.4%
Nielsen Finance LLC Term Loan B4 3.699% (1 Month LIBOR + 2.00%), due 10/4/23		3,855,962	3,858,716

Personal, Food & Miscellaneous Services 0.2%
1011778 B.C. Unlimited Liability Co. Term Loan B4 3.395% (1 Month LIBOR + 1.75%), due 11/19/26		1,406,531	1,404,334

Pharmaceuticals 0.4%
Change Healthcare Holdings, Inc. 2017 Term Loan B 4.145% (1 Month LIBOR + 2.50%), due 3/1/24		4,106,490	4,106,490

Telecommunications 1.2%
Level 3 Financing, Inc. 2019 Term Loan B 3.395% (1 Month LIBOR + 1.75%), due 3/1/27		2,698,623	2,695,249
SBA Senior Finance II LLC 2018 Term Loan B 3.40% (1 Month LIBOR + 1.75%), due 4/11/25		8,567,976	8,576,013
			11,271,262
Total Loan Assignments (Cost $47,894,614)			48,055,360

Mortgage-Backed Securities 15.8%
Agency (Collateralized Mortgage Obligations) 5.3%
Federal Home Loan Mortgage Corporation
REMIC, Series 4908, Class BD 3.00%, due 4/25/49		2,480,000	2,575,818
REMIC, Series 4911, Class MB 3.00%, due 9/25/49		4,685,000	4,840,698
REMIC, Series 4926, Class BP 3.00%, due 10/25/49		5,075,000	5,321,443
REMIC Series 4888, Class BA 3.50%, due 9/15/48		2,014,365	2,102,685
4.00%, due 2/1/50		4,625,000	4,955,073
Federal National Mortgage Association
Series 2019-25, Class PA 3.00%, due 5/25/48		2,481,805	2,567,941
REMIC, Series 2019-39, Class LA 3.00%, due 2/25/49		3,067,155	3,190,725
REMIC, Series 2019-58, Class LP 3.00%, due 10/25/49		5,275,000	5,484,301
REMIC, Series 2010-10, Class DA 3.50%, due 2/1/50 (h)		3,145,000	3,356,030
REMIC, Series 2019-74, Class BA 3.50%, due 12/25/59		3,764,701	3,995,687
Government National Mortgage Association
Series 2014-91, Class MA 3.00%, due 1/16/40		2,553,517	2,656,757
Series 2019-29, Class CB 3.00%, due 10/20/48		2,265,317	2,308,739
Series 2019-43, Class PL 3.00%, due 4/20/49		2,413,964	2,483,586
Series 2019-74, Class AT 3.00%, due 6/20/49		3,104,369	3,205,845
			49,045,328
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.1%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52		3,480,000	3,667,594
Series 2019-BN19, Class A2 2.926%, due 8/15/61		3,520,000	3,738,050
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.022% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		16,755	16,207
Benchmark Mortgage Trust
Series 2019-B14, Class A5 3.049%, due 12/15/62		2,695,000	2,889,826
Series 2019-B12, Class A5 3.116%, due 8/15/52		3,917,216	4,203,534
BX Commercial Mortgage Trust (a)
Series 2019-0C11, Class B 3.605%, due 12/9/41		955,000	1,033,444
Series 2019-0C11, Class C 3.856%, due 12/9/41		2,670,000	2,887,451
Series 2019-0C11, Class D 4.076%, due 12/9/41		630,000	672,561
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		2,076,000	2,249,800
FREMF Mortgage Trust (a)(i)
Series 2013-K33, Class B 3.614%, due 8/25/46		2,965,000	3,107,017
Series 2013-K30, Class B 3.668%, due 6/25/45		3,975,000	4,167,976
Series 2013-K35, Class B 4.074%, due 12/25/46		2,230,000	2,365,775
Series 2012-K17, Class B 4.472%, due 12/25/44		2,305,000	2,393,134
GS Mortgage Securities Trust
Series 2019-BOCA, Class A 2.94% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)		4,430,000	4,430,000
Series 2019-GC42, Class A4 3.001%, due 9/1/52		1,365,000	1,452,785
Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,560,000	2,756,760
Series 2017-GS7, Class A4 3.43%, due 8/10/50		2,720,000	2,968,645
Hawaii Hotel Trust Series 2019-MAUI, Class A 2.89% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		2,160,000	2,162,030
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		2,490,000	2,688,621
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class A 4.128%, due 7/5/31 (a)		3,370,000	3,613,754
Series 2013-C16, Class A4 4.166%, due 12/15/46		2,280,000	2,461,351
JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class A3 3.231%, due 1/15/48		1,940,777	2,051,305
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		1,290,000	1,383,073
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		4,825,000	4,925,305
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A4 3.04%, due 10/15/52		3,000,000	3,195,206
Series 2018-1745, Class A 3.874%, due 6/15/36 (a)(i)		2,900,000	3,217,131
Series 2018-AUS, Class A 4.194%, due 8/17/36 (a)(i)		4,200,000	4,738,701
			75,437,036
Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (a)(j)		1,211,366	1,234,836

Whole Loan (Collateralized Mortgage Obligations) 2.3%
Chase Home Lending Mortgage Trust (a)(j)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49		1,666,904	1,701,326
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		1,980,625	1,997,316
Fannie Mae Connecticut Avenue Securities Series 2016-C06, Class 1M2 6.042% (1 Month LIBOR + 4.25%), due 4/25/29 (b)		2,876,452	3,084,816
Fannie Mae Connecticut Avenue Securities (Mortgage Pass-Through Securities) (b)
Series 2016-C05, Class 2M2 6.111% (1 Month LIBOR + 4.45%), due 1/25/29		4,554,897	4,826,240
Series 2016-C05, Class 2M2B 6.242% (1 Month LIBOR + 4.45%), due 1/25/29		2,785,000	2,976,640
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M3 5.642% (1 Month LIBOR + 3.85%), due 3/25/29 (b)		2,560,000	2,740,274
Impac Secured Assets Corp. Series 2006-5, Class 2A 2.192% (1 Month LIBOR + 0.20%), due 12/25/36 (b)		199,065	190,912
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29		2,144,659	2,260,722
Sequoia Mortgage Trust Series 2018-7, Class B3 4.233%, due 9/25/48 (a)(j)		1,449,111	1,531,629
			21,309,875
Total Mortgage-Backed Securities (Cost $143,648,720)			147,027,075

Municipal Bonds 0.2%
New York 0.2%
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		1,495,000	1,582,487

Total Municipal Bonds (Cost $1,495,000)			1,582,487

U.S. Government & Federal Agencies 9.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.2%
4.00%, due 2/1/49		2,173,101	2,278,881

Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.4%
3.50%, due 8/1/48 TBA (k)		5,083,000	5,247,006
4.00%, due 8/1/48		12,191,336	12,767,151
4.00%, due 2/1/49		2,934,765	3,078,329
4.00%, due 2/1/49		1,733,058	1,814,633
4.50%, due 1/1/49		8,000,998	8,489,189
			31,396,308
United States Treasury Notes 0.1%
1.75%, due 11/15/29		855,000	872,801

United States Treasury Inflation - Indexed Notes 5.5% (l)
0.75%, due 7/15/28		20,508,970	22,118,365
0.875%, due 1/15/29		26,688,630	29,090,802
			51,209,167
Total U.S. Government & Federal Agencies (Cost $81,509,446)			85,757,157

Total Long-Term Bonds (Cost $915,137,628)			946,964,153

		Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.		14	60

Media 0.0% ‡
ION Media Networks, Inc. (h)(m)(n)(o)(p)		22	8,726

Tobacco 0.0% ‡
Turning Point Brands, Inc. (f)		6,802	155,358

Total Common Stocks (Cost $0)			164,144

Short-Term Investments 2.1%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 1.40% (q)		10,700,224	10,700,224

Total Affiliated Investment Company (Cost $10,700,224)			10,700,224

Unaffiliated Investment Company 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (q)(r)		4,462,777	4,462,777

Total Unaffiliated Investment Company (Cost $4,462,777)			4,462,777

		Principal Amount
U.S. Government & Federal Agencies 0.5%
United States Treasury Bills 1.50%, due 2/27/20 (s)		$5,000,000	4,994,663

Total U.S. Government & Federal Agencies (Cost $4,994,663)			4,994,663

Total Short-Term Investments (Cost $20,157,664)			20,157,664

Total Investments, Before Investments Sold Short (Cost $935,295,292)		103.6%	967,285,961

Investments Sold Short (2.6%)
Corporate Bonds Sold Short (2.6%)
Health Care - Services (0.3%)
Davita, Inc. 5.00%, due 5/1/25		$(2,940,000)	(3,010,942)

Internet (1.2%)
Netflix, Inc. 4.375%, due 11/15/26		(10,400,000)	(10,930,400)

Mining (0.5%)
FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (a)		(5,000,000)	(5,293,750)

Semiconductors (0.6%)
Amkor Technology, Inc. 6.625%, due 9/15/27 (a)		(5,000,000)	(5,431,250)

Total Investments Sold Short (Proceeds $23,349,856)			(24,666,342)

Total Investments, Net of Investments Sold Short (Cost $911,945,436)		101.0%	942,619,619
Other Assets, Less Liabilities		(1.0)	(9,234,870)
Net Assets		100.0%	$933,384,749

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2020.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2020.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of January 31, 2020, the aggregate market value of securities on loan was $4,316,354. The Fund received cash collateral with a value of $4,462,777.
(g)	Step coupon - Rate shown was the rate in effect as of January 31, 2020.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2020, the total market value of the fair valued securities was $3,364,756, which represented 0.4% of the Fund's net assets.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2020.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2020.
(k)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2020, the total net market value of these securities was $5,247,006, which represented 0.6% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(l)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Illiquid security - As of January 31, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $8,726, which represented less than one-tenth of a percent of the Fund's net assets.
(o)	Restricted security.
(p)	Non-income producing security.
(q)	Current yield as of January 31, 2020.
(r)	Represents a security purchased with cash collateral received for securities on loan.
(s)	Interest rate shown represents yield to maturity.

Foreign Currency Forward Contracts

As of January 31, 2020, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,887,000	USD	4,281,550	JPMorgan Chase Bank N.A.	2/3/20	$29,327
GBP	8,580,000	USD	11,155,630	JPMorgan Chase Bank N.A.	2/3/20	174,258
USD	4,343,276	EUR	3,887,000	JPMorgan Chase Bank N.A.	2/3/20	32,400
Total unrealized appreciation						235,985

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,285,653	EUR	3,869,000	JPMorgan Chase Bank N.A.	5/4/20	(28,900)
USD	11,067,514	GBP	8,580,000	JPMorgan Chase Bank N.A.	2/3/20	(262,375)
USD	11,353,403	GBP	8,708,000	JPMorgan Chase Bank N.A.	5/4/20	(173,114)
Total unrealized depreciation						(464,389)
Net unrealized depreciation						$(228,404)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of January 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	466	March 2020	$100,548,792	$100,823,470	$274,678
Euro Bund	20	March 2020	3,814,052	3,882,560	68,508
United States Treasury Bond	4	March 2020	634,134	654,125	19,991
Total Long Contracts					363,177
Short Contracts
5-Year United States Treasury Note	(774)	March 2020	(92,119,820)	(93,127,923)	(1,008,103)
10-Year United States Treasury Note	(429)	March 2020	(55,510,934)	(56,480,532)	(969,598)
10-Year United States Treasury Ultra Note	(840)	March 2020	(119,731,391)	(122,351,250)	(2,619,859)
Euro-BTP	(24)	March 2020	(3,786,258)	(3,940,142)	(153,884)
United States Treasury Ultra Bond	(71)	March 2020	(13,341,239)	(13,751,813)	(410,574)
Total Short Contracts					(5,162,018)
Net Unrealized Depreciation					$(4,798,841)

1.	As of January 31, 2020, cash in the amount of $970,220 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2020.

Swap Contracts

As of January 31, 2020, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$40,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Quarterly	$—	$(1,775,303)	$(1,775,303)
41,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Quarterly	—	(1,798,890)	(1,798,890)
						$—	$(3,574,193)	$(3,574,193)

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$52,976,254	$—	$52,976,254
Corporate Bonds	—	598,548,131	—	598,548,131
Foreign Bonds	—	656,540	—	656,540
Foreign Government Bonds	—	12,361,149	—	12,361,149
Loan Assignments	—	48,055,360	—	48,055,360
Mortgage-Backed Securities	—	147,027,075	—	147,027,075
Municipal Bonds	—	1,582,487	—	1,582,487
U.S. Government & Federal Agencies	—	85,757,157	—	85,757,157
Total Long-Term Bonds	—	946,964,153	—	946,964,153
Common Stocks (b)	155,418	—	8,726	164,144
Short-Term Investments
Affiliated Investment Company	10,700,224	—	—	10,700,224
U.S. Government & Federal Agencies	—	4,994,663	—	4,994,663
Unaffiliated Investment Company	4,462,777	—	—	4,462,777
Total Short-Term Investments	15,163,001	4,994,663	—	20,157,664
Total Investments in Securities	15,318,419	951,958,816	8,726	967,285,961
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	235,985	—	235,985
Futures Contracts (c)	363,177	—	—	363,177
Total Other Financial Instruments	363,177	235,985	—	599,162
Total Investments in Securities and Other Financial Instruments	$15,681,596	$952,194,801	$8,726	$967,885,123

Liability Valuation Inputs

Long-Term Bonds Sold Short
Corporate Bonds Sold Short	—	(24,666,342)	—	(24,666,342)
Total Long-Term Bonds Sold Short	—	(24,666,342)	—	(24,666,342)
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	(464,389)	—	(464,389)
Futures Contracts (c)	(5,162,018)	—	—	(5,162,018)
Interest Rate Swap Contracts (c)	—	(3,574,193)	—	(3,574,193)
Total Other Financial Instruments	(5,162,018)	(4,038,582)	—	(9,200,600)
Total Investments in Securities Sold Short and Other Financial Instruments	$(5,162,018)	$(28,704,924)	$—	$(33,866,942)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $8,726 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2020
Common Stocks	$8,726	$-	$-	$-	$-	$-	$-	$-	$8,726	$-
Total	$8,726	$-	$-	$-	$-	$-	$-	$-	$8,726	$-

MainStay MAP Equity Fund

Portfolio of Investments January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.2% †
Aerospace & Defense 7.2%
Boeing Co.	107,303	$34,151,326
Hexcel Corp.	80,932	6,006,773
Huntington Ingalls Industries, Inc.	23,136	6,038,496
Raytheon Co.	82,000	18,117,080
United Technologies Corp.	92,152	13,841,230
		78,154,905
Air Freight & Logistics 0.6%
XPO Logistics, Inc. (a)	73,022	6,493,116

Banks 5.9%
Bank of America Corp.	795,974	26,131,827
Bank OZK	177,739	4,830,946
Citigroup, Inc.	90,005	6,697,272
JPMorgan Chase & Co.	103,815	13,740,953
U.S. Bancorp	104,163	5,543,555
Wells Fargo & Co.	143,690	6,744,808
		63,689,361
Beverages 1.6%
Coca-Cola Co.	102,644	5,994,410
PepsiCo., Inc.	80,200	11,390,004
		17,384,414
Biotechnology 0.7%
AbbVie, Inc.	93,613	7,584,525

Capital Markets 4.1%
Bank of New York Mellon Corp.	67,951	3,042,846
Charles Schwab Corp.	114,494	5,215,202
Goldman Sachs Group, Inc.	37,007	8,798,414
KKR & Co., Inc., Class A	193,918	6,185,984
Morgan Stanley	267,075	13,957,339
State Street Corp.	96,850	7,324,766
		44,524,551
Chemicals 1.5%
Corteva, Inc. (a)	64,566	1,867,249
Dow, Inc. (a)	57,901	2,667,499
DuPont de Nemours, Inc.	113,388	5,803,198
Linde PLC	26,200	5,322,006
		15,659,952
Communications Equipment 0.4%
Arista Networks, Inc. (a)	21,170	4,728,108

Construction & Engineering 0.5%
Jacobs Engineering Group, Inc.	63,491	5,874,822

Consumer Finance 1.4%
American Express Co.	96,385	12,517,520
Discover Financial Services	38,235	2,872,595
		15,390,115
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B (a)	28,093	6,304,912
Equitable Holdings, Inc.	271,741	6,527,219
		12,832,131
Diversified Telecommunication Services 1.3%
AT&T, Inc.	328,003	12,339,473
GCI Liberty, Inc., Class A (a)	22,788	1,667,626
		14,007,099
Electrical Equipment 0.9%
AMETEK, Inc.	51,440	4,997,396
Rockwell Automation, Inc.	26,645	5,106,781
		10,104,177
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity, Ltd.	63,800	5,881,084

Energy Equipment & Services 0.2%
Schlumberger, Ltd.	63,000	2,111,130

Entertainment 3.9%
Electronic Arts, Inc. (a)	71,015	7,663,939
Liberty Media Corp-Liberty Formula One, Class C (a)	56,700	2,652,993
Lions Gate Entertainment Corp., Class B (a)	48,788	455,192
Madison Square Garden Co., Class A (a)	39,078	11,574,513
Walt Disney Co.	140,088	19,375,571
		41,722,208
Equity Real Estate Investment Trusts 0.5%
Ventas, Inc.	86,328	4,994,938

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc.	112,788	5,735,270

Food Products 0.7%
Mondelez International, Inc., Class A	57,157	3,279,669
Post Holdings, Inc. (a)	38,591	4,035,461
		7,315,130
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	51,000	4,444,140
Boston Scientific Corp. (a)	123,456	5,169,103
Danaher Corp.	43,621	7,017,310
Medtronic PLC	139,300	16,080,792
		32,711,345
Health Care Providers & Services 3.1%
Centene Corp. (a)	129,458	8,131,257
CVS Health Corp.	238,052	16,144,687
UnitedHealth Group, Inc.	32,190	8,770,165
		33,046,109
Hotels, Restaurants & Leisure 1.7%
Marriott International, Inc., Class A	23,500	3,291,410
McDonald's Corp.	25,130	5,377,066
MGM Resorts International	199,496	6,196,346
Restaurant Brands International, Inc.	28,502	1,738,907
Vail Resorts, Inc.	7,254	1,701,135
		18,304,864
Household Durables 0.6%
LGI Homes, Inc. (a)	86,383	6,888,180

Household Products 0.3%
Procter & Gamble Co.	28,924	3,604,509

Industrial Conglomerates 0.8%
Honeywell International, Inc.	48,450	8,392,509

Insurance 4.2%
American International Group, Inc.	312,211	15,691,725
Chubb, Ltd.	33,070	5,026,309
MetLife, Inc.	211,005	10,489,058
Travelers Cos., Inc.	77,148	10,154,220
Willis Towers Watson PLC	19,844	4,192,839
		45,554,151
Interactive Media & Services 7.6%
Alphabet, Inc. (a)
Class A	9,678	13,866,445
Class C	29,644	42,516,314
Facebook, Inc., Class A (a)	114,280	23,074,275
Tencent Holdings, Ltd., ADR	57,100	2,735,661
		82,192,695
Internet & Direct Marketing Retail 1.1%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	12,235	2,527,629
eBay, Inc.	97,050	3,256,998
Expedia Group, Inc.	32,627	3,538,398
Qurate Retail, Inc., Series A (a)	119,826	1,022,116
Trip.com Group, Ltd., (a)	41,412	1,330,567
		11,675,708
IT Services 3.7%
Automatic Data Processing, Inc.	27,900	4,781,781
PayPal Holdings, Inc. (a)	195,000	22,208,550
Visa, Inc., Class A	63,061	12,547,247
		39,537,578
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	77,503	6,398,648
Charles River Laboratories International, Inc. (a)	32,373	5,004,218
		11,402,866
Machinery 1.1%
Caterpillar, Inc.	14,600	1,917,710
Ingersoll-Rand PLC	47,462	6,323,362
Middleby Corp. (a)	34,796	3,902,720
		12,143,792
Media 7.3%
Charter Communications, Inc., Class A (a)	11,476	5,938,371
Comcast Corp., Class A	335,902	14,507,607
Discovery, Inc., Class C (a)	117,192	3,254,422
Fox Corp., Class A	91,335	3,386,702
Liberty Broadband Corp. (a)
Class A	17,658	2,323,616
Class C	104,823	13,934,121
Liberty Media Corp-Liberty SiriusXM (a)
Class A	240,490	11,680,599
Class C	365,739	17,928,526
MSG Networks, Inc., Class A (a)	32,445	493,489
Nexstar Media Group, Inc., Class A	41,838	5,068,674
		78,516,127
Multiline Retail 0.2%
Dollar Tree, Inc. (a)	29,534	2,571,525

Oil, Gas & Consumable Fuels 2.8%
ConocoPhillips	55,323	3,287,846
Enbridge, Inc.	125,450	5,102,052
EOG Resources, Inc.	20,520	1,496,113
Marathon Petroleum Corp.	99,236	5,408,362
Occidental Petroleum Corp.	116,231	4,616,695
Phillips 66	43,160	3,943,529
Texas Pacific Land Trust	5,863	4,430,728
Williams Cos., Inc.	80,500	1,665,545
		29,950,870
Pharmaceuticals 3.3%
Allergan PLC	52,152	9,733,649
Bristol-Myers Squibb Co.	37,400	2,354,330
Johnson & Johnson	39,466	5,875,303
Merck & Co., Inc.	71,300	6,091,872
Pfizer, Inc.	323,535	12,048,444
		36,103,598
Professional Services 0.3%
Insperity, Inc.	34,159	2,984,472

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	29,083	4,938,875

Road & Rail 2.7%
CSX Corp.	97,616	7,452,005
Norfolk Southern Corp.	22,966	4,781,751
Union Pacific Corp.	96,147	17,250,695
		29,484,451
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	86,739	5,029,995
Broadcom, Inc.	28,960	8,837,434
Intel Corp.	33,229	2,124,330
Micron Technology, Inc. (a)	93,369	4,956,960
Texas Instruments, Inc.	16,150	1,948,497
Universal Display Corp.	17,558	3,093,193
		25,990,409
Software 7.5%
Microsoft Corp.	415,305	70,697,370
Oracle Corp.	201,806	10,584,725
		81,282,095
Specialty Retail 3.4%
CarMax, Inc. (a)	57,394	5,569,514
Home Depot, Inc.	65,340	14,904,053
Lowe's Cos., Inc.	90,800	10,554,592
TJX Cos., Inc.	93,918	5,544,919
		36,573,078
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	209,420	64,817,584

Thrifts & Mortgage Finance 0.5%
Axos Financial, Inc. (a)	179,880	5,067,220

Tobacco 0.4%
Philip Morris International, Inc.	57,979	4,794,864

Total Common Stocks (Cost $599,963,302)		1,072,716,510

	Number of Rights
Rights 0.0%‡
Pharmaceuticals 0.0% ‡
Bristol-Myers Squibb Co. (a)	37,400	130,152

Total Rights (Cost $79,662)		130,152

	Shares
Short-Term Investment 0.9%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 1.40% (b)	9,867,533	9,867,533

Total Short-Term Investment (Cost $9,867,533)		9,867,533

Total Investments (Cost $609,910,497)	100.1%	1,082,714,195
Other Assets, Less Liabilities	(0.1)	(980,497)
Net Assets	100.0%	$1,081,733,698

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2020.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,072,716,510	$—	$—	$1,072,716,510
Rights	130,152	—	—	130,152
Short-Term Investment
Affiliated Investment Company	9,867,533	—	—	9,867,533
Total Investments in Securities	$1,082,714,195	$—	$—	$1,082,714,195

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2020 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund’s assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2020, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of January 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940 as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay MacKay High Yield Corporate Bond Fund

Asset Class	Fair Value at 1/31/20*	Valuation Technique	Unobservable Inputs	Inputs/Range
Convertible Bond	$11,627	Income Approach	Liquidity Discount	100bps
			Subordination Discount	150bps

Corporate Bonds	132,916,481	Income Approach	Spread Adjustment	0.93% - 5.78%

	3,138,648	Market Approach	Implied natural gas price	$2.25

Loan Assignment	16,636,467	Market Approach	Implied natural gas price	$2.25

Common Stocks	20,068,642	Market Approach	EBITDA Multiple	5.75x-8.75x
			Estimated Volatility	25.00%

	0	Market Approach	Implied natural gas price	$2.25

	907,139	Market Approach	EBITDA Multiple	6.00x

	9,235,510	Market Approach	EBITDA Multiple	5.75x

	0	Qualitative Assessment		$0.00

	$182,914,514

* The table above does not include a Level 3 investment that was valued by a broker without adjustment. As of January 31, 2020, the value of this investment was $20,800,000. The input for this investment was not readily available or cannot be reasonably estimated.

A portfolio investment may be classified as an illiquid investment under a Fund’s written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund’s investments, as shown in their respective accompanying Portfolio of Investments, was determined as of January 31, 2020, and can change at any time.

Investments in Affiliates (in 000s) During the period ended January 31, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Candriam Emerging Markets Debt Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,738	$20,440	$(23,892)	$—	$—	$1,286	$11	$—	1,286

MainStay Income Builder Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$44,612	$156,373	$(156,402)	$—	$—	$44,583	$221	$—	44,583

MainStay Large Cap Growth Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$35,343	$645,290	$(562,071)	$—	$—	$118,562	$251	$—	118,562

MainStay MacKay Common Stock Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$30	$1,942	$(1,963)	$—	$—	$9	$0(a)	$—	9

MainStay MacKay Convertible Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$151,034	$98,779	$(117,437)	$—	$—	$132,376	$475	$—	132,376

MainStay MacKay International Equity Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$599	$5,439	$(5,639)	$—	$—	$399	$2	$—	399

MainStay MacKay Unconstrained Bond Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$51,822	$87,853	$(128,975)	$—	$—	$10,700	$165	$—	10,700

MainStay MAP Equity Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$10,979	$38,072	$(39,183)	$—	$—	$9,868	$55	$—	9,868

(a) Less than $500.